                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST
LAUDUS MONDRIAN EMERGING MARKETS EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                                  ($)                ($)
--------------------------------------------------------------------------------
  87.7%   COMMON STOCK                            16,399,098          16,000,132
  10.1%   PREFERRED STOCK                          1,913,711           1,832,387
   2.2%   SHORT-TERM INVESTMENT                      395,000             395,000
--------------------------------------------------------------------------------
 100.0%   TOTAL INVESTMENTS                       18,707,809          18,227,519
   0.0%   OTHER ASSETS AND
          LIABILITIES                                                      7,804
--------------------------------------------------------------------------------
 100.0 %   NET ASSETS                                                 18,235,323

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
COMMON STOCK 87.7% OF NET ASSETS

BERMUDA 3.5%
--------------------------------------------------------------------------------

TRANSPORTATION 3.5%
Cosco Pacific Ltd.                                   242,000             637,431

BRAZIL 9.2%
--------------------------------------------------------------------------------

ENERGY 4.2%
Petroleo Brasileiro S.A. ADR                           8,000             769,760

SOFTWARE & SERVICES 2.7%
Redecard S.A.                                         29,900             483,775

UTILITIES 2.3%
CPFL Energia S.A. ADR                                  7,400             419,284
                                                                  --------------
                                                                       1,672,819

CANADA 1.8%
--------------------------------------------------------------------------------

ENERGY 1.8%
Uranium One, Inc. *                                   37,600             336,398

CHINA 1.9%
--------------------------------------------------------------------------------

TRANSPORTATION 1.9%
China Shipping Development Co. Ltd.,
   Class H                                           132,000             342,763

COLUMBIA 2.0%
--------------------------------------------------------------------------------

BANKS 2.0%
Bancolombia S.A. ADR                                  10,700             364,014

CZECH REPUBLIC 2.6%
--------------------------------------------------------------------------------

BANKS 2.6%
Komercni Banka A/S                                     2,000             476,178

EGYPT 4.7%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 4.7%
Orascom Telecom Holding SAE GDR-Reg'd                  5,250             434,691
Telecom Egypt                                        109,953             417,188
                                                                  --------------
                                                                         851,879
                                                                  --------------
                                                                         851,879

HONG KONG 2.7%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.7%
China Mobile Ltd.                                     28,000             487,606

ISRAEL 2.1%
--------------------------------------------------------------------------------

BANKS 2.1%
Bank Hapoalim B.M.                                    78,446             391,037

LUXEMBOURG 2.1%
--------------------------------------------------------------------------------

MATERIALS 2.1%
Evraz Group S.A. GDR-Reg'd                             4,850             375,875

MALAYSIA 4.3%
--------------------------------------------------------------------------------

BANKS 2.1%
Public Bank Berhad                                   116,100             383,851

TRANSPORTATION 2.2%
MISC Berhad                                          135,400             403,052
                                                                  --------------
                                                                         786,903

MEXICO 6.6%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 2.5%
Grupo Modelo SAB de C.V.                              95,100             453,006

MATERIALS 1.9%
Cemex SAB de C.V. ADR *                               13,700             354,145

TELECOMMUNICATION SERVICES 2.2%
America Movil SAB de C.V., Series L ADR                6,600             405,174
                                                                  --------------
                                                                       1,212,325

PHILIPPINES 2.5%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.5%
Philippine Long Distance Telephone Co.
   ADR                                                 6,000             454,320

POLAND 1.7%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.7%
Telekomunikacja Polska S.A.                           35,082             319,138

REPUBLIC OF KOREA 7.5%
--------------------------------------------------------------------------------

BANKS 5.2%
Hana Financial Group, Inc.                             8,580             460,669
Kookmin Bank *                                         2,436             179,567
Kookmin Bank ADR                                       4,100             300,612
                                                                  --------------
                                                                         940,848

UTILITIES 2.3%
Korea Electric Power Corp. ADR (KEPCO)                20,400             425,340
                                                                  --------------
                                                                       1,366,188

LAUDUS MONDRIAN EMERGING MARKETS EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                           SHARES               ($)
RUSSIA 5.4%
--------------------------------------------------------------------------------

ENERGY 3.4%
LUKOIL ADR                                             7,100             614,150

TELECOMMUNICATION SERVICES 2.0%
Mobile TeleSystems ADR                                 3,700             376,623
                                                                    ------------
                                                                         990,773

SOUTH AFRICA 5.1%
--------------------------------------------------------------------------------

ENERGY 3.5%
Sasol                                                 12,734             631,014

TELECOMMUNICATION SERVICES 1.6%
Telkom S.A., Ltd.                                     14,468             292,890
                                                                    ------------
                                                                         923,904

TAIWAN 16.7%
--------------------------------------------------------------------------------

BANKS 4.6%
Chinatrust Financial Holding Co., Ltd. *             482,000             340,085
Mega Financial Holding Co., Ltd.                     795,000             486,728
                                                                    ------------
                                                                         826,813

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.8%
MediaTek, Inc.                                        28,000             358,900
Taiwan Semiconductor Manufacturing Co.,
   Ltd. ADR                                           70,000             697,200
                                                                    ------------
                                                                       1,056,100

TECHNOLOGY HARDWARE & EQUIPMENT 2.1%
Asustek Computer, Inc.                               130,000             386,827

TELECOMMUNICATION SERVICES 4.2%
Chunghwa Telecom Co., Ltd. ADR                        36,363             767,623
                                                                    ------------
                                                                       3,037,363

THAILAND 5.3%
--------------------------------------------------------------------------------

ENERGY 2.3%
PTT Public Co., Ltd.                                  38,500             430,889

MATERIALS 3.0%
The Siam Cement Public Co., Ltd. NVDR                 79,300             542,329
                                                                    ------------
                                                                         973,218
                                                                    ------------
TOTAL COMMON STOCK
(COST $16,399,098)                                                    16,000,132
                                                                    ------------


PREFERRED STOCK 10.1% OF NET ASSETS

BRAZIL 5.5%
--------------------------------------------------------------------------------

BANKS 2.9%
Itausa-Investimentos Itau S.A.                        78,200             516,208

MATERIALS 2.6%
Companhia Vale do Rio Doce ADR (Vale)                 16,900             472,862
                                                                    ------------
                                                                         989,070

REPUBLIC OF KOREA 4.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.3%
Hyundai Motor Co. *                                   11,380             415,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
Samsung Electronics Co., Ltd.                            944             428,293
                                                                    ------------
                                                                         843,317
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $1,913,711)                                                      1,832,387
                                                                    ------------

SECURITY                                         FACE AMOUNT           VALUE
            RATE, MATURITY DATE                      ($)                ($)
SHORT-TERM INVESTMENT 2.2% OF NET ASSETS

REPURCHASE AGREEMENT 2.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated
   12/31/07, due 01/02/08 at 3.65%, with
   a maturity value of $395,080 (fully
   collateralized by Federal Farm Credit
   Bank with a value of $404,875.)                   395,000             395,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $395,000)                                                          395,000
                                                                    ------------

END OF INVESTMENTS.

At 12/31/07, the tax basis cost of the fund's investments was $18,713.536 and the unrealized appreciation and depreciation were $392,724 and ($878,741), respectively, with a net unrealized depreciation of ($486,017).

At 12/31/07, the prices of certain foreign securities held by the fund aggregating $8,218,504 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*       Non-income producing security.
ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
NVDR -- Non-Voting Depository Receipt

LAUDUS TRUST
LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                                  ($)                ($)
--------------------------------------------------------------------------------
  70.8%   GOVERNMENT BONDS                        26,861,529         26,867,083
  19.1%   GOVERNMENT AGENCY                        7,094,524          7,259,132
          OBLIGATIONS
   2.5%   CORPORATE BONDS                            950,451            966,810
  16.3%   SHORT-TERM INVESTMENT                    6,184,000          6,184,000
--------------------------------------------------------------------------------
 108.7%   TOTAL INVESTMENTS                       41,090,504         41,277,025
 (8.7)%   OTHER ASSETS AND
          LIABILITIES                                                (3,335,577)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                 37,941,448

SECURITY                                          FACE AMOUNT           VALUE
  RATE, MATURITY DATE                                 ($)                ($)
GOVERNMENT BONDS 70.8% OF NET ASSETS

AUSTRIA 4.8%
--------------------------------------------------------------------------------
Austria Government Bond
   3.50%, 07/15/15                                  1,300,000          1,802,500

BELGIUM 4.7%
--------------------------------------------------------------------------------
Belgium Government Bond
   3.75%, 09/28/15                                  1,270,000          1,781,726

FRANCE 10.5%
--------------------------------------------------------------------------------
France Government Bond OAT
   4.00%, 10/25/09                                    530,000            773,665
   4.00%, 04/25/13                                    860,000          1,245,686
   4.00%, 04/25/14                                    900,000          1,299,512
   5.75%, 10/25/32                                    400,000            676,550
                                                                   -------------
                                                                       3,995,413

GERMANY 20.4%
--------------------------------------------------------------------------------
Bundesrepublik Deutschland
   5.00%, 07/04/11                                    450,000            676,597
   4.50%, 01/04/13                                  1,160,000          1,724,202
   3.75%, 01/04/15                                  1,400,000          1,986,222
   3.50%, 01/04/16                                  1,400,000          1,941,236
   6.25%, 01/04/24                                    700,000          1,217,558
   4.75%, 07/04/34                                    120,000            178,710
                                                                   -------------
                                                                       7,724,525

ITALY 6.8%
--------------------------------------------------------------------------------
Italy Government International Bond
   0.65%, 03/20/09                                120,000,000          1,072,525
   4.50%, 06/08/15                                140,000,000          1,507,653
                                                                   -------------
                                                                       2,580,178

JAPAN 16.3%
--------------------------------------------------------------------------------
Japan Government Five Year Bond
   0.50%, 06/20/10                                100,000,000            889,312
Japan Government Ten Year Bond
   0.50%, 06/20/13                                175,000,000          1,520,502
   1.40%, 09/20/11                                150,000,000          1,368,239
   1.20%, 09/20/12                                160,000,000          1,446,719
   0.90%, 06/20/13                                110,000,000            976,594
                                                                   -------------
                                                                       6,201,366

MEXICO 2.7%
--------------------------------------------------------------------------------
Mexican Bonos
   9.00%, 12/20/12                                  4,900,000            467,674
   8.00%, 12/07/23                                  6,300,000            567,123
                                                                   -------------
                                                                       1,034,797

NETHERLANDS 4.6%
--------------------------------------------------------------------------------
Netherlands Government Bond
   5.50%, 07/15/10                                    440,000            665,215
   3.75%, 07/15/14                                    760,000          1,081,363
                                                                   -------------
                                                                       1,746,578
                                                                   -------------
TOTAL GOVERNMENT BONDS
(COST $26,861,529)                                                    26,867,083

GOVERNMENT AGENCY OBLIGATIONS 19.1% OF NET ASSETS

GERMANY 2.9%
--------------------------------------------------------------------------------
Kreditanstalt fuer Wiederraufbau
   2.05%, 09/21/09                                120,000,000          1,096,569

JAPAN 11.5%
--------------------------------------------------------------------------------
Development Bank of Japan
   1.40%, 06/20/12                                170,000,000          1,548,090
Japan Finance Corp. for Municipal Enterprises
   1.55%, 02/21/12                                150,000,000          1,376,536
   1.35%, 11/26/13                                160,000,000          1,447,588
                                                                   -------------
                                                                       4,372,214

NETHERLANDS 4.7%
--------------------------------------------------------------------------------
Bank Nederlandse Gemeenten
   0.80%, 09/22/08                                200,000,000          1,790,349
                                                                   -------------
TOTAL GOVERNMENT AGENCY OBLIGATIONS
(COST $7,094,524)                                                      7,259,132
                                                                   -------------

CORPORATE BONDS 2.5% OF NET ASSETS

IRELAND 2.5%
--------------------------------------------------------------------------------
Depfa ACS Bank
   1.65%, 12/20/16                                110,000,000            966,810
                                                                   -------------
TOTAL CORPORATE BOND
(COST $950,451)                                                          966,810
                                                                   -------------

LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued


SECURITY                                           FACE AMOUNT        VALUE
          RATE, MATURITY DATE                          ($)             ($)
SHORT-TERM INVESTMENT 16.3% OF NET ASSETS

REPURCHASE AGREEMENT 16.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated
   12/31/07, due 01/02/08 at 3.65%, with
   a maturity value of $6,185,254 (fully
   collateralized by Federal Farm Credit
   Bank with a value of $6,308,875.)               6,184,000           6,184,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $6,184,000)                                                      6,184,000
                                                                   -------------

END OF INVESTMENTS.

At 12/31/07 the tax basis cost of the fund's investments was $41,090,504, and the unrealized appreciation and depreciation were $296,929 and ($110,408), respectively, with a net unrealized appreciation of $186,521.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST            VALUE
HOLDINGS BY CATEGORY                                  ($)             ($)
--------------------------------------------------------------------------------
   92.7%  COMMON STOCK                           244,931,491        246,949,826
    1.4%  PREFERRED STOCK                          3,400,360          3,778,745
     --%  RIGHTS                                          --                 --
    8.4%  SHORT-TERM INVESTMENT                   22,457,000         22,457,000
--------------------------------------------------------------------------------
  102.5%  TOTAL INVESTMENTS                      270,788,851        273,185,571
  (2.5)%  OTHER ASSETS AND
          LIABILITIES                                                (6,606,113)
--------------------------------------------------------------------------------
 100.0 %  NET ASSETS                                                266,579,458

                                                   NUMBER OF           VALUE
SECURITY                                            SHARES              ($)
COMMON STOCK 92.7% OF NET ASSETS

ARGENTINA 0.3%
--------------------------------------------------------------------------------

ENERGY 0.2%
Petrobras Energia Participaciones S.A.
   ADR                                                 28,200            393,390

TELECOMMUNICATION SERVICES 0.1%
Telecom Argentina S.A. ADR *                           17,400            387,150
                                                                   -------------
                                                                         780,540

AUSTRALIA 5.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Bradken Ltd.                                           13,300             91,234
Leighton Holdings Ltd.                                 17,000            899,526
Macmahon Holdings Ltd.                                 44,700             64,885
                                                                   -------------
                                                                       1,055,645

COMMERCIAL SERVICES & SUPPLIES 0.1%
Transfield Services Ltd.                               10,000            119,477

CONSUMER SERVICES 0.1%
Flight Centre Ltd.                                      7,400            207,747
TABCORP Holdings Ltd.                                   5,400             69,817
                                                                   -------------
                                                                         277,564

ENERGY 1.1%
AED Oil Ltd. *                                         28,500            105,054
Felix Resources Ltd.                                   11,600             81,336
Origin Energy Ltd.                                     91,700            707,983
Queensland Gas Co. Ltd. *                              62,700            178,895
Santos Ltd.                                            78,600            965,857
WorleyParsons Ltd.                                     22,200          1,000,098
                                                                   -------------
                                                                       3,039,223

FOOD, BEVERAGE & TOBACCO 0.7%
Coca-Cola Amatil Ltd.                                  73,600            608,604
Foster's Group Ltd.                                   134,300            768,259
Goodman Fielder Ltd.                                  206,800            341,871
Lion Nathan Ltd.                                       20,400            171,291
                                                                   -------------
                                                                       1,890,025

MATERIALS 2.5%
Adelaide Brighton Ltd.                                 16,300             49,397
BlueScope Steel Ltd.                                   97,200            815,926
Boral Ltd.                                             19,700            105,056
Dominion Mining Ltd.                                   39,500            191,168
Fortescue Metals Group Ltd. *                         170,000          1,119,514
Incitec Pivot Ltd.                                      6,900            704,490
Jubilee Mines NL                                       11,000            216,864
Minara Resources Ltd.                                   6,600             35,519
Newcrest Mining Ltd.                                   44,900          1,294,695
OneSteel Ltd.                                         126,900            680,596
Orica Ltd.                                             27,500            760,833
Portman Ltd. *                                         18,800            171,983
Sally Malay Mining Ltd.                                15,700             72,231
Sims Group Ltd.                                        17,000            396,932
Zinifex Ltd.                                            8,000             85,814
                                                                   -------------
                                                                       6,701,018

MEDIA 0.1%
Seven Network Ltd.                                     19,300            215,433

TRANSPORTATION 0.4%
Qantas Airways Ltd.                                    41,600            197,656
Toll Holdings Ltd.                                     89,300            891,583
                                                                   -------------
                                                                       1,089,239
                                                                   -------------
                                                                      14,387,624

AUSTRIA 1.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Andritz AG                                              8,400            504,605

ENERGY 0.2%
OMV AG                                                  6,200            500,490

MATERIALS 0.2%
Voestalpine AG                                          5,600            401,344

REAL ESTATE 0.5%
Immoeast AG *                                          42,000            450,834
Immofinanz Immobilien Anlagen AG                       20,000            202,039
Meinl European Land Ltd. *                             55,195            759,106
                                                                   -------------
                                                                       1,411,979

UTILITIES 0.0%
EVN AG                                                     90             11,619
                                                                   -------------
                                                                       2,830,037

BELGIUM 0.9%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.4%
Delhaize Group                                         12,300          1,079,792

MATERIALS 0.5%
Solvay S.A.                                             3,800            531,476

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF          VALUE
SECURITY                                           SHARES             ($)
Umicore                                                2,700             669,069
                                                                   -------------
                                                                       1,200,545

RETAILING 0.0%
S.A. D'Ieteren N.V.                                      164              58,934
                                                                   -------------
                                                                       2,339,271

BERMUDA 1.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Chen Hsong Holdings Ltd.                             310,000             184,402
COSCO International Holdings Ltd.                    130,000             124,718
                                                                   -------------
                                                                         309,120

CONSUMER DURABLES & APPAREL 0.1%
Yue Yuen Industrial (Holdings) Ltd.                   63,000             225,612

CONSUMER SERVICES 0.0%
Star Cruises Ltd. *                                  102,000              34,945

DIVERSIFIED FINANCIALS 0.5%
Guoco Group Ltd.                                      30,000             400,004
Jardine Matheson Holdings Ltd.                        19,600             541,157
Jardine Strategic Holdings Ltd.                       16,000             250,252
                                                                   -------------
                                                                       1,191,413

FOOD & STAPLES RETAILING 0.0%
Dairy Farm International Holdings Ltd.                27,900             121,266

FOOD, BEVERAGE & TOBACCO 0.0%
People's Food Holdings Ltd.                            7,000               5,330

INSURANCE 0.0%
Hiscox Ltd.                                           20,322             115,260

REAL ESTATE 0.4%
Great Eagle Holdings Ltd.                            102,000             377,348
Hopson Development Holdings Ltd.                      58,000             158,189
Sinolink Worldwide Holdings Ltd.                   1,086,000             239,507
SRE Group Ltd.                                       844,000             212,263
                                                                   -------------
                                                                         987,307

RETAILING 0.2%
Chow Sang Sang Holdings International
   Ltd.                                               54,000              92,798
Esprit Holdings Ltd.                                  30,500             449,120
                                                                   -------------
                                                                         541,918

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Digital China Holdings Ltd.                           75,000              54,137
TPV Technology Ltd.                                  100,000              72,184
                                                                   -------------
                                                                         126,321

TRANSPORTATION 0.1%
Transport International Holdings Ltd.                 56,000             263,590

UTILITIES 0.0%
Cheung Kong Infrastructure Holdings Ltd.               1,000               3,712
                                                                   -------------
                                                                       3,925,794

BRAZIL 0.8%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco Nossa Caixa S.A.                                14,900             197,551

DIVERSIFIED FINANCIALS 0.0%
Bradespar S.A.                                         2,900              83,904

FOOD, BEVERAGE & TOBACCO 0.1%
Souza Cruz S.A.                                       15,900             430,551

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Natura Cosmeticos S.A.                                28,000             267,416

INSURANCE 0.1%
Porto Seguro S.A.                                      6,000             222,472

MATERIALS 0.1%
Acos Villares S.A. *                                 459,000             226,921

UTILITIES 0.3%
Companhia de Saneamento
   Basico do Estado de Sao
   Paulo *                                            23,000             531,455
EDP - Energias do Brasil S.A. *                       13,300             215,938
                                                                   -------------
                                                                         747,393
                                                                   -------------
                                                                       2,176,208

CANADA 6.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
Linamar Corp.                                         13,600             280,971
Magna International, Inc., Class A                    10,300             836,774
                                                                   -------------
                                                                       1,117,745

CAPITAL GOODS 0.2%
Bombardier, Inc., Class B *                           87,800             530,207

DIVERSIFIED FINANCIALS 0.1%
Dundee Corp., Class A *                               14,700             281,057

ENERGY 0.9%
Addax Petroleum Corp.                                 23,700           1,031,374
AltaGas Income Trust                                  11,200             300,044
Freehold Royalty Trust                                10,200             161,224
Keyera Facilities Income Fund                         11,900             239,941
Nexen, Inc.                                           15,700             510,634
Pembina Pipeline Income Fund                           1,500              26,658
                                                                   -------------
                                                                       2,269,875

FOOD & STAPLES RETAILING 0.3%
George Weston Ltd.                                    13,300             729,718

FOOD, BEVERAGE & TOBACCO 0.2%
Rothmans, Inc.                                        13,300             340,939
Saputo, Inc.                                           4,000             120,898
                                                                   -------------
                                                                         461,837

INSURANCE 0.4%
Industrial Alliance Insurance and
   Financial Services, Inc.                           22,600             975,032
Power Corp. of Canada                                  4,500             182,973
                                                                   -------------
                                                                       1,158,005

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF            VALUE
SECURITY                                           SHARES               ($)
MATERIALS 2.9%
Agrium, Inc.                                          22,000          1,597,589
First Quantum Minerals Ltd.                            3,620            312,025
Gerdau Ameristeel Corp.                               24,180            345,691
IAMGOLD Corp.                                         74,920            614,117
Inmet Mining Corp.                                    10,100            824,312
Kinross Gold Corp. *                                  79,880          1,481,133
Major Drilling Group International, Inc. *             4,900            310,796
Methanex Corp.                                        11,300            315,546
Northgate Minerals Corp. *                            35,200            106,996
NOVA Chemicals Corp. *                                 3,070            100,379
Potash Corp. of Saskatchewan, Inc.                     4,700            683,320
Sherritt International Corp.                          53,000            713,684
Sino-Forest Corp. *                                    4,400             95,583
Teck Cominco Ltd., Class B                             9,700            348,215
                                                                  -------------
                                                                      7,849,386

MEDIA 0.2%
Cogeco Cable, Inc.                                       500             24,221
Quebecor, Inc., Class B                               13,900            503,496
                                                                  -------------
                                                                        527,717

SOFTWARE & SERVICES 0.3%
CGI Group, Inc., Class A *                            65,100            764,485

UTILITIES 0.8%
ATCO Ltd., Class I                                    10,600            592,964
Fortis, Inc.                                          13,000            381,853
TransAlta Corp.                                       35,300          1,192,822
                                                                  -------------
                                                                      2,167,639
                                                                 --------------
                                                                     17,857,671

CAYMAN ISLANDS 0.5%
-------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
China State Construction International
   Holdings Ltd.                                     142,000            222,561

CONSUMER DURABLES & APPAREL 0.1%
Shenzhou International Group                         436,000            195,147

FOOD, BEVERAGE & TOBACCO 0.1%
Chaoda Modern Agriculture Holdings Ltd.              178,200            159,424

REAL ESTATE 0.2%
Greentown China Holdings Ltd.                        225,000            348,682
New World China Land Ltd.                            304,800            270,957
                                                                  -------------
                                                                        619,639

TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                  49,000             41,949
                                                                  -------------
                                                                      1,238,720

CHILE 0.4%
-------------------------------------------------------------------------------

BANKS 0.0%
Corpbanca S.A. ADR                                       700             25,116

DIVERSIFIED FINANCIALS 0.0%
Administradora de Fondos de Pensiones
   Provida S.A. ADR                                      266              9,903

FOOD, BEVERAGE & TOBACCO 0.1%
Compania Cervecerias Unidas S.A. ADR                   8,500            303,960
Embotelladora Andina S.A. Series A ADR                 1,817             30,435
Embotelladora Andina S.A. Series B ADR                 2,000             37,600
                                                                   ------------
                                                                        371,995

TELECOMMUNICATION SERVICES 0.1%
Compania de Telecomunicaciones de Chile
   SA ADR                                             22,300            166,358

TRANSPORTATION 0.2%
Lan Airlines S.A. ADR                                 32,300            433,143
                                                                   ------------
                                                                      1,006,515

CHINA 1.8%
-------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Chongqing Changan Automobile Co. Ltd.,
   Class B                                           222,800            235,818
Dongfeng Motor Corp., Class H                        456,000            318,059
Jiangling Motors Corp., Ltd.                         172,100            239,405
                                                                   ------------
                                                                        793,282

CAPITAL GOODS 0.5%
China International Marine Containers
   (Group) Co., Ltd., Class B                        171,800            316,878
Harbin Power Equipment Co., Ltd.,
   Class H                                           106,000            333,090
Jingwei Textile Machinery Co., Ltd.,
   Class H                                            96,000             41,995
Shanghai Electric Group Co., Ltd.,
   Class H                                           412,000            340,348
Shanghai Mechanical & Electrical
   Industry Co. Ltd., Class B                        110,341            277,040
                                                                   ------------
                                                                      1,309,351

CONSUMER DURABLES & APPAREL 0.0%
Weiqiao Textile Co., Ltd., Class H                    45,000             63,697

ENERGY 0.1%
China Oilfield Services Ltd.   Class H                34,000             75,932
Yanzhou Coal Mining Co., Ltd., Class H               108,000            209,471
                                                                   ------------
                                                                        285,403

MATERIALS 0.2%
Bengang Steel Plates Co., Ltd.                       260,200            262,717
Jiangxi Copper Co., Ltd., Class H                    103,000            246,539
Maanshan Iron and Steel Co.                          226,000            147,222
                                                                   ------------
                                                                        656,478

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF             VALUE
SECURITY                                            SHARES                ($)
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Livzon Pharmaceutical Group, Inc., Class B *          70,000             178,838

TRANSPORTATION 0.4%
China Shipping Container Lines Co.,
   Ltd., Class H                                     286,750             166,510
China Shipping Development Co. Ltd.,
   Class H                                           102,000             264,862
Sinotrans Ltd., Class H                              343,000             149,552
Zhejiang Expressway Co., Ltd., Class H               294,000             464,212
                                                                    ------------
                                                                       1,045,136

UTILITIES 0.2%
Datang International Power Generation
   Co., Ltd., Class H                                 90,000              79,117
Guangdong Electric Power Development Co.
   Ltd., Class B                                      14,500              12,608
Huadian Power International Corp., Ltd.,
   Class H                                            32,000              16,019
Huaneng Power International, Inc.                    274,000             283,645
Zhejiang Southeast Electric Power Co.
   Ltd., Class B                                      69,400              79,809
                                                                     -----------
                                                                         471,198
                                                                     -----------
                                                                       4,803,383

COLUMBIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
Bancolombia S.A. ADR                                  13,200             449,064

DENMARK 1.5%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.6%
Danisco A/S                                           23,100           1,632,185

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
H. Lundbeck A/S                                       23,200             623,419

TRANSPORTATION 0.6%
D/S Norden A/S                                        14,800           1,643,322
                                                                    ------------
                                                                       3,898,926

EGYPT 0.2%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.2%
Telecom Egypt                                        126,000             478,075

FINLAND 1.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
Cargotec Corp.                                         2,100              97,025
Kone Oyj, Class B                                        138               9,635
Metso Corp.                                           11,534             625,324
Wartsila Corp., Class B                               11,800             893,021
                                                                    ------------
                                                                       1,625,005

MATERIALS 0.4%
Rautaruukki Oyj                                       15,000             641,118
UPM-Kymmene Oyj                                       19,600             396,597
                                                                    ------------
                                                                       1,037,715
                                                                    ------------
                                                                       2,662,720

FRANCE 3.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.5%
Compagnie Generale des Etablissements
   Michelin, Class B                                   8,600             983,223
PSA Peugeot Citroen                                    5,400             409,184
                                                                    ------------
                                                                       1,392,407

BANKS 0.1%
Natixis                                                7,700             147,967

CAPITAL GOODS 0.2%
Nexans SA                                              1,000             124,951
Thales S.A.                                            6,000             357,410
                                                                     -----------
                                                                         482,361

CONSUMER DURABLES & APPAREL 0.3%
Christian Dior SA                                      2,333             306,595
Thomson                                               39,000             551,452
                                                                    ------------
                                                                         858,047

ENERGY 0.4%
Technip SA                                            12,600           1,002,219

MATERIALS 1.0%
Arkema *                                              22,800           1,497,497
Ciments Francais S.A.                                  3,800             652,258
Eramet                                                 1,120             572,982
Sequana Capital                                          334              10,871
                                                                    ------------
                                                                       2,733,608

SOFTWARE & SERVICES 0.9%
Atos Origin S.A. *                                    28,500           1,472,520
Cap Gemini S.A.                                       16,500           1,036,705
                                                                    ------------
                                                                       2,509,225

TRANSPORTATION 0.1%
Financiere de l'Odet                                     627             273,582
                                                                    ------------
                                                                       9,399,416

GERMANY 2.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.1%
Bilfinger Berger AG                                    7,600             581,170
GEA Group AG *                                        26,000             906,418
Krones AG                                                800              64,459
KSB AG                                                   310             205,073
MTU Aero Engines Holding AG                            2,700             157,774
Rheinmetall AG                                        11,678             927,878
                                                                    ------------
                                                                       2,842,772

CONSUMER SERVICES 0.4%
TUI AG *                                              34,800             971,988

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Rhoen-klinikum AG                                     19,500             614,210

INSURANCE 0.4%
Hannover Rueckversicherung AG                         22,200           1,028,486

MATERIALS 0.4%
Altana AG                                              4,800             116,037

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
Lanxess                                               16,200             798,176
ThyssenKrupp AG                                        3,200             180,112
                                                                    ------------
                                                                       1,094,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Infineon Technologies AG *                            34,994             412,512

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Epcos AG                                               6,400             111,562

UTILITIES 0.0%
MVV Energie AG                                           551              25,321
                                                                    ------------
                                                                       7,101,176

GREECE 0.8%
--------------------------------------------------------------------------------

BANKS 0.2%
Agricultural Bank of Greece                          105,000             583,149

ENERGY 0.2%
Hellenic Petroleum S.A.                               42,000             688,772

UTILITIES 0.4%
Public Power Corp. S.A. (PPC)                         18,900             991,614
                                                                    ------------
                                                                       2,263,535

HONG KONG 2.7%
--------------------------------------------------------------------------------

BANKS 0.3%
CITIC International Financial Holdings
   Ltd.                                              600,000             371,109
Industrial and Commercial Bank of China
   (Asia) Ltd.                                       164,000             437,832
Wing Hang Bank Ltd.                                    1,000              14,886
                                                                    ------------
                                                                         823,827

CAPITAL GOODS 0.3%
Citic Pacific Ltd.                                    44,000             243,260
Emperor International Holdings Ltd.                  331,000             146,176
Shanghai Industrial Holdings Ltd.                     88,000             378,833
                                                                    ------------
                                                                         768,269

DIVERSIFIED FINANCIALS 0.2%
Allied Properties (H.K.) Ltd.                        376,000             138,230
China Everbright Ltd. *                               80,000             249,074
Sun Hung Kai & Co., Ltd.                             131,000             174,139
                                                                    ------------
                                                                         561,443

MATERIALS 0.0%
Shougang Concord International
   Enterprises Co. Ltd.                              196,000              78,922

MEDIA 0.1%
Television Broadcasts Ltd.                            66,000             394,502

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
China Pharmaceutical Group   Ltd. *                  606,000             223,936

REAL ESTATE 0.7%
Guangzhou Investment Co., Ltd.                     1,072,000             309,923
Kowloon Development Co., Ltd.                        144,000             370,079
New World Development Co., Ltd.                      212,000             742,215
SEA Holdings Ltd.                                     36,000              29,160
Shenzhen Investment Ltd.                             498,000             348,930
                                                                    ------------
                                                                       1,800,307

RETAILING 0.0%
Wing On Co. International Ltd.                        29,000              52,976

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Lenovo Group Ltd.                                    476,000             417,950

TRANSPORTATION 0.3%
Cathay Pacific Airways Ltd.                          132,000             343,680
Hopewell Holdings Ltd.                               104,000             476,828
                                                                    ------------
                                                                         820,508

UTILITIES 0.5%
CLP Holdings Ltd.                                     63,500             431,420
Guangdong Investment Ltd.                            786,000             442,033
Hongkong Electric Holdings Ltd.                       74,500             426,351
                                                                    ------------
                                                                       1,299,804
                                                                    ------------
                                                                       7,242,444

HUNGARY 0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
Magyar Telekom Nyrt.                                 135,000             699,766

INDIA 2.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Hero Honda Motors Ltd.                                   600              10,505
Mahindra & Mahindra Ltd.                               5,810             124,855
Maruti Udyog Ltd.                                      4,580             114,201
                                                                    ------------
                                                                         249,561

BANKS 0.3%
Bank of India                                         44,920             413,392
Indian Bank                                           32,480             157,458
Syndicate Bank                                        36,015             103,740
                                                                    ------------
                                                                         674,590

CAPITAL GOODS 0.3%
Bharat Electronics Ltd.                                6,361             334,777
Bharat Heavy Electricals Ltd.                          4,240             275,115
Tata Motors Ltd.                                       7,490             139,941
                                                                    ------------
                                                                         749,833

CONSUMER SERVICES 0.1%
Indian Hotels Co. Ltd.                                58,290             234,252

DIVERSIFIED FINANCIALS 0.0%
IFCI Ltd. *                                           54,720             127,322

ENERGY 0.1%
Mangalore Refinery and Petrochemicals
   Ltd.                                               78,560             268,418

MATERIALS 1.1%
ACC Ltd.                                               3,070              78,777
Ambuja Cements Ltd.                                   35,370             131,458
Birla Corp., Ltd.                                     15,990             132,277
Grasim Industries Ltd.                                 2,050             186,640

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
Gujarat Alkalies & Chemicals Ltd.                     28,810             181,595
Gujarat Narmada Valley Fertilizers Co.,
   Ltd.                                               35,090             188,190
Gujarat State Fertilizers & Chemicals
   Ltd.                                                6,840              57,947
Hindalco Industries Ltd.                              57,510             311,877
Hindustan Zinc Ltd.                                   12,710             260,916
Jindal Steel & Power Ltd.                                150              57,552
National Aluminium Co., Ltd.                           6,740              81,503
Steel Authority Of India Ltd.                         39,790             282,072
Sterlite Industries (India) Ltd. *                    17,150             444,363
Tata Steel Ltd.                                        8,172             191,155
Ultra Tech Cement Ltd.                                14,940             379,232
                                                                    ------------
                                                                       2,965,554

SOFTWARE & SERVICES 0.2%
HCL Technologies Ltd.                                 10,260              84,782
Satyam Computer Services Ltd.                         42,760             484,325
                                                                    ------------
                                                                         569,107

TRANSPORTATION 0.0%
Container Corp. of India Ltd.                          1,650              79,848

UTILITIES 0.1%
Gail India Ltd.                                        9,980             135,511
                                                                    ------------
                                                                       6,053,996

INDONESIA 0.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
PT Astra International Tbk                            82,000             235,098

BANKS 0.1%
PT Bank Mandiri                                      673,000             246,659
PT Lippo Bank Tbk *                                   48,000              11,160
                                                                    ------------
                                                                         257,819

ENERGY 0.0%
PT Apexindo Pratama Duta Tbk                         227,000              50,587

FOOD, BEVERAGE & TOBACCO 0.2%
PT Astra Agro Lestari Tbk                            122,000             358,867
PT Hanjaya Mandala Sampoerna Tbk                      23,000              34,663
                                                                    ------------
                                                                         393,530

MATERIALS 0.2%
PT Aneka Tambang Tbk                                 635,000             296,100
PT International Nickel Indonesia Tbk.
   (INCO)                                             27,000             272,788
                                                                    ------------
                                                                         568,888
                                                                    ------------
                                                                       1,505,922

IRELAND 0.4%
--------------------------------------------------------------------------------

ENERGY 0.1%
Dragon Oil plc *                                      50,000             344,313

FOOD, BEVERAGE & TOBACCO 0.2%
Kerry Group plc, Class A                              13,500             436,200

MATERIALS 0.1%
CRH plc                                               10,800             372,439
                                                                    ------------
                                                                       1,152,952

ISRAEL 1.3%
--------------------------------------------------------------------------------

BANKS 0.8%
Bank Hapoalim B.M.                                   220,000           1,096,655
Bank Leumi Le-Israel                                 174,000             843,924
First International Bank of Israel Ltd.
   (FIBI) *                                           15,938             216,630
                                                                    ------------
                                                                       2,157,209

CAPITAL GOODS 0.2%
Delek Group Ltd.                                       2,500             563,885

TELECOMMUNICATION SERVICES 0.3%
Bezeq Israeli Telecommunication Corp.,
   Ltd.                                              336,000             624,355
                                                                    ------------
                                                                       3,345,449

ITALY 2.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Fiat S.p.A.                                            6,666             171,550

BANKS 0.0%
Credito Bergamasco S.p.A.                              2,720             116,280

CAPITAL GOODS 0.5%
C.I.R. S.p.A. - Compagnie Industriali
   Riunite                                           185,000             686,167
Cofide S.p.A. - Compagnia Finanziaria De
   Benedetti                                          25,209              40,237
Pirelli & C. S.p.A. *                                519,324             570,470
                                                                    ------------
                                                                       1,296,874

CONSUMER SERVICES 0.5%
Autogrill S.p.A.                                      73,000           1,241,415

INSURANCE 0.9%
Fondiaria - Sai S.p.A.                                40,000           1,640,843
Unipol Gruppo Finanziario S.p.A.                     225,000             773,195
                                                                    ------------
                                                                       2,414,038

MATERIALS 0.7%
Buzzi Unicem S.p.A.                                   25,200             696,434
Cementir S.p.A. Cementerie del Tirreno                45,918             404,784
Italcementi S.p.A.                                    32,400             693,730
                                                                    ------------
                                                                       1,794,948

UTILITIES 0.2%
ACEA S.p.A.                                           28,000             581,316
Iride S.p.A.                                          23,862              89,087
                                                                    ------------
                                                                         670,403
                                                                    ------------
                                                                       7,705,508

JAPAN 16.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.2%
Fuji Heavy Industries Ltd.                           212,000             981,971
Mazda Motor Corp.                                    212,000           1,049,268
Yamaha Motor Co., Ltd.                                48,400           1,158,337
                                                                    ------------
                                                                       3,189,576

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF             VALUE
SECURITY                                           SHARES                ($)
BANKS 0.4%
Mitsubishi UFJ Financial Group, Inc.                      20                 189
Shinsei Bank Ltd.                                    313,000           1,136,342
                                                                    ------------
                                                                       1,136,531

CAPITAL GOODS 2.8%
Amada Co. Ltd.                                        74,000             641,844
Fuji Electric Holdings Co., Ltd.                      85,000             293,796
Hankyu Hanshin Holdings, Inc.                        253,000           1,092,059
Hitachi Cable Ltd.                                    99,000             584,207
Hitachi Construction Machinery Co. Ltd.               24,700             733,219
IHI Corp.                                            306,000             631,834
Kawasaki Heavy Industries Ltd.                       272,000             795,791
Kinden Corp.                                          62,000             484,699
Matsushita Electric Works Ltd.                        10,000             109,372
Sojitz Corp.                                         294,200           1,049,260
Toyota Tsusho Corp.                                   42,200           1,137,844
                                                                    ------------
                                                                       7,553,925

COMMERCIAL SERVICES & SUPPLIES 0.6%
Dai Nippon Printing Co., Ltd.                         53,000             776,275
Toppan Printing Co., Ltd.                             94,000             921,845
                                                                    ------------
                                                                       1,698,120

CONSUMER DURABLES & APPAREL 2.0%
Casio Computer Co., Ltd.                              81,500             947,698
Makita Corp.                                          26,900           1,124,608
Namco Bandai Holdings, Inc.                            6,800             105,486
Sankyo Co., Ltd.                                      13,700             632,979
Sega Sammy Holdings, Inc.                             63,000             780,195
Sekisui Chemical Co. Ltd.                             93,000             621,198
Sekisui House Ltd.                                   115,000           1,229,161
                                                                    ------------
                                                                       5,441,325

ENERGY 1.1%
Cosmo Oil Co., Ltd.                                  175,000             646,868
Idemitsu Kosan Co., Ltd.                               8,900             937,391
Japan Petroleum Exploration Co., Ltd.                 11,300             822,203
Nippon Mining Holdings, Inc.                          68,000             431,296
                                                                    ------------
                                                                       2,837,758

FOOD, BEVERAGE & TOBACCO 0.6%
Ajinomoto Co., Inc.                                   37,000             418,739
Asahi Breweries Ltd.                                  75,400           1,271,846
                                                                    ------------
                                                                       1,690,585

INSURANCE 0.9%
Aioi Insurance Co., Ltd.                             200,000             943,970
Nissay Dowa General Insurance Co., Ltd.              112,000             540,741
Sompo Japan Insurance Inc.                            91,000             816,064
The Fuji Fire and Marine Insurance Co.,
   Ltd.                                                7,000              18,720
                                                                    ------------
                                                                       2,319,495

MATERIALS 3.1%
Asahi Kasei Corp.                                    137,000             904,128
Dainippon Ink & Chemicals, Inc.                      216,000           1,076,874
Denki Kagaku Kogyo Kabushiki Kaisha                  142,000             613,784
Hitachi Chemical Co. Ltd.                              1,800              41,362
Kaneka Corp.                                          97,000             799,739
Kobe Steel Ltd.                                      114,000             367,519
Mitsubishi Gas Chemical Co,. Inc.                     41,000             398,855
Mitsubishi Rayon Co., Ltd.                            87,000             419,402
Mitsui Chemicals, Inc.                                78,000             506,364
Nisshin Steel Co., Ltd.                              206,000             711,760
Pacific Metals Co., Ltd.                              22,000             207,658
Sumitomo Metal Mining Co., Ltd.                       22,000             371,943
Tosoh Corp.                                           71,000             302,650
Toyo Seikan Kaisha Ltd.                               34,700             615,281
Yamato Kogyo Co., Ltd.                                19,800             801,645
                                                                    ------------
                                                                       8,138,964

MEDIA 0.3%
Fuji Television Network, Inc.                              4               6,578
Hakuhodo Dy Holdings, Inc.                            10,730             597,598
Nippon Television Network Corp.                          730              97,382
                                                                    ------------
                                                                         701,558

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Dainippon Sumitomo Pharma Co., Ltd.                  102,000             744,241
Mitsubishi Tanabe Pharma Corp.                        70,000             650,246
Ono Pharmaceutical Co., Ltd.                           2,700             126,038
Taisho Pharmaceutical Co., Ltd.                       24,000             461,853
                                                                    ------------
                                                                       1,982,378

RETAILING 0.2%
Aoyama Trading Co., Ltd.                               8,400             217,547
Rakuten, Inc. *                                          517             252,804
                                                                    ------------
                                                                         470,351

TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
Alps Electric Co. Ltd.                                40,100             518,057
NEC Corp.                                            198,000             909,461
Omron Corp.                                           44,900           1,057,099
Seiko Epson Corp.                                     43,600             928,631
Taiyo Yuden Co. Ltd.                                  34,000             543,185
Yokogawa Electric Corp.                               52,900             580,834
                                                                    ------------
                                                                       4,537,267

TRANSPORTATION 0.4%
Japan Airlines Corp. *                                26,000              58,962
West Japan Railway Co.                                   196             972,313
                                                                    ------------
                                                                       1,031,275

UTILITIES 0.8%
Hokkaido Electric Power Co., Inc.                     47,300           1,019,601
Shikoku Electric Power Co., Inc.                      40,200           1,075,845
                                                                    ------------
                                                                       2,095,446
                                                                    ------------
                                                                      44,824,554

LIECHTENSTEIN 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
Liechtenstein Landesbank AG                            4,369             385,071

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                            SHARES                ($)
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
Stolt-Nielsen S.A.                                     6,300             191,122

MALAYSIA 0.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.0%
UMW Holdings Berhad                                   12,000              56,397

BANKS 0.2%
Hong Leong Bank Berhad                                73,000             139,539
Public Bank Berhad                                   131,000             433,114
                                                                    ------------
                                                                         572,653

CAPITAL GOODS 0.2%
MMC Corp. Berhad                                     146,000             406,099

CONSUMER SERVICES 0.3%
Genting Berhad                                       124,000             293,711
KFC Holdings (Malaysia) Berhad                        25,000              48,258
Resorts World Berhad                                 404,000             470,836
                                                                    ------------
                                                                         812,805

DIVERSIFIED FINANCIALS 0.0%
Multi-Purpose Holdings Bhd                            91,600              63,635

ENERGY 0.1%
Petronas Dagangan Berhad                              79,000             205,569

FOOD, BEVERAGE & TOBACCO 0.0%
Fraser & Neave Holdings Berhad                         5,000              11,984
PPB Group Berhad                                      20,000              66,092
                                                                    ------------
                                                                          78,076

TELECOMMUNICATION SERVICES 0.1%
Telekom Malaysia Berhad                               65,000             218,870

UTILITIES 0.0%
Tenaga Nasional Berhad                                24,000              69,239
                                                                    ------------
                                                                       2,483,343

MAURITIUS 0.1%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.1%
Golden Agri-Resources Ltd.                           267,000             388,852

MEXICO 1.5%
--------------------------------------------------------------------------------

BANKS 0.3%
Grupo Financiero Banorte S.A. de C.V.,
   Class O                                           185,100             764,869

CAPITAL GOODS 0.4%
Alfa S.A., Series A                                   60,600             391,441
Grupo Carso S.A. de C.V.,   Series A1                 95,200             360,326
Promotora y Operadora de
   Infraestructura, S.A. de C.V. *                    41,000             140,495
                                                                    ------------
                                                                         892,262

FOOD & STAPLES RETAILING 0.1%
Controladora Comercial Mexicana S.A. de
   C.V.                                               71,700             180,657
Grupo Gigante S.A. de C.V., Class B *                 71,800             144,728
                                                                    ------------
                                                                         325,385

FOOD, BEVERAGE & TOBACCO 0.3%
Coca-Cola Femsa, S.A.B. de C.V. (Femsa),
   Series L                                           35,600             174,994
Embotelladoras Arca S.A.                              14,100              48,148
Gruma SAB de C.V., Class B                            35,300             118,084
Grupo Bimbo S.A. de C.V.,  Series A                   64,100             382,099
Grupo Continental S.A.                                54,900             129,978
Industrias Bachoco S.A., Class B                      10,400              27,653
                                                                    ------------
                                                                         880,956

MATERIALS 0.4%
Grupo Mexico SAB de C.V., Series B                    58,100             365,178
Grupo Simec S.A. de C.V.,    Class B                  58,800             208,655
Grupo Simec S.A. de C.V.A.   ADR *                       100               1,035
Industrias CH S.A., Series B *                        34,500             145,406
Industrias Penoles S.A. de C.V.                       15,800             332,798
                                                                    ------------
                                                                       1,053,072
                                                                    ------------
                                                                       3,916,544

NETHERLANDS 2.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
Koninklijke BAM Groep N.V.                            31,800             740,680

COMMERCIAL SERVICES & SUPPLIES 0.9%
Buhrmann N.V.                                         10,000              77,816
Randstad Holding N.V.                                 39,000           1,524,168
USG People N.V.                                        8,400             227,819
Vedior N.V. C.V.A.                                    25,200             641,405
                                                                    ------------
                                                                       2,471,208

CONSUMER DURABLES & APPAREL 0.1%
TomTom N.V. *                                          4,800             362,528

DIVERSIFIED FINANCIALS 0.3%
SNS Reaal                                             42,000             943,465

FOOD & STAPLES RETAILING 0.0%
Koninklijke Ahold N.V. *                               9,042             125,221

FOOD, BEVERAGE & TOBACCO 0.2%
CSM                                                   13,434             450,646

MATERIALS 0.2%
Koninklijke DSM N.V.                                   8,784             415,004

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASM International N.V.                                 6,000             147,095

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Gemalto N.V. *                                        14,581             458,424
                                                                    ------------
                                                                       6,114,271

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF             VALUE
SECURITY                                           SHARES                ($)
NETHERLANDS ANTILLES 0.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
Hunter Douglas N.V.                                    9,000             664,970

NEW ZEALAND 0.4%
--------------------------------------------------------------------------------

MATERIALS 0.3%
Fletcher Building Ltd.                                74,200             654,730
Nufarm Ltd.                                           14,500             179,496
                                                                    ------------
                                                                         834,226

TRANSPORTATION 0.1%
Air New Zealand Ltd.                                  99,900             143,991
                                                                    ------------
                                                                         978,217

NORTHERN IRELAND 9.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
GKN plc                                               38,000             212,386

CAPITAL GOODS 2.2%
Cobham plc                                           198,000             823,997
Cookson Group plc                                     25,171             349,086
IMI plc                                              208,000           1,631,737
Meggitt plc                                          116,000             767,691
Qinetiq plc                                          189,000             734,470
Spirax-Sarco Engineering plc                          22,800             398,136
Tomkins plc                                          158,000             555,752
Travis Perkins plc                                    30,690             732,779
                                                                    ------------
                                                                       5,993,648

COMMERCIAL SERVICES & SUPPLIES 0.7%
G4S plc                                              206,000           1,006,960
WS Atkins plc                                         34,500             782,236
                                                                    ------------
                                                                       1,789,196

CONSUMER DURABLES & APPAREL 1.4%
Barratt Developments plc                              37,800             339,967
Bellway plc                                           17,466             288,129
Persimmon plc                                         64,800           1,032,311
Taylor Wimpey plc                                    363,000           1,461,976
The Berkeley Group Holdings plc *                     19,800             532,390
                                                                    ------------
                                                                       3,654,773

CONSUMER SERVICES 0.1%
Millennium & Copthorne Hotel plc                      49,201             398,715

ENERGY 0.6%
John Wood Group PLC                                   87,000             748,044
Petrofac Ltd.                                         89,993             983,279
                                                                    ------------
                                                                       1,731,323

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
PZ Cussons plc                                        37,410             159,718

INSURANCE 0.9%
Friends Provident plc                                574,413           1,873,173
Old Mutual plc                                       135,000             449,785
                                                                    ------------
                                                                       2,322,958

MATERIALS 0.9%
DS Smith plc                                         117,000             490,047
Johnson Matthey plc                                   15,133             564,871
Kazakhmys plc                                         14,400             389,600
Rexam plc                                            103,468             861,498
Vedanta Resources plc                                  5,100             206,912
                                                                    ------------
                                                                       2,512,928

MEDIA 0.4%
ITV plc                                              576,000             976,114

RETAILING 1.0%
DSG International plc                                340,000             672,190
Home Retail Group plc                                180,000           1,169,835
The Carphone Warehouse Group plc                     106,000             721,193
                                                                    ------------
                                                                       2,563,218

SOFTWARE & SERVICES 0.2%
LogicaCMG plc                                        276,000             645,136

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Spectris plc                                           4,329              58,515

TRANSPORTATION 0.3%
British Airways plc *                                120,000             733,515

UTILITIES 0.2%
British Energy Group plc                              52,938             579,691
                                                                    ------------
                                                                      24,331,834

NORWAY 0.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Aker Yards A/S                                         3,559              40,671

ENERGY 0.5%
Fred. Olsen Energy ASA                                17,000             923,379
TGS Nopec Geophysical Co. A.S.A. *                    34,000             463,501
                                                                    ------------
                                                                       1,386,880
                                                                    ------------
                                                                       1,427,551

PAPUA NEW GUINEA 0.4%
--------------------------------------------------------------------------------

ENERGY 0.2%
Oil Search Ltd.                                      133,400             562,859

MATERIALS 0.2%
Lihir Gold Ltd. *                                    171,500             533,565
                                                                    ------------
                                                                       1,096,424

PERU 0.2%
--------------------------------------------------------------------------------

MATERIALS 0.2%
Compania de Minas Buenaventura S.A. ADR                8,700             492,420

PHILIPPINES 0.3%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.0%
San Miguel Corp.                                      62,000              88,400

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
MATERIALS 0.0%
Philex Mining Corp.                                  266,000              60,558

TELECOMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.                                   10,000             378,318
Philippine Long Distance Telephone Co.                 2,000             153,055
Pilipino Telephone Corp. *                         1,030,000             184,624
                                                                    ------------
                                                                         715,997
                                                                    ------------
                                                                         864,955

POLAND 0.9%
--------------------------------------------------------------------------------

ENERGY 0.5%
Grupa Lotos S.A.                                      26,000             468,582
Polski Koncern Naftowy Orlen S.A. *                   41,000             865,712
                                                                    ------------
                                                                       1,334,294

MATERIALS 0.2%
KGHM Polska Miedz S.A.                                10,806             461,996

TELECOMMUNICATION SERVICES 0.2%
Telekomunikacja Polska S.A.                           63,000             573,106
                                                                    ------------
                                                                       2,369,396

PORTUGAL 0.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Teixeira Duarte - Engenharia e
   Construcoes S.A.                                   25,000              73,922

MATERIALS 0.4%
CIMPOR-Cimentos de Portugal, SGPS SA                  81,000             707,739
Semapa - Sociedade de Investimento e
   Gestao SGPS S.A.                                    6,148              78,476
Sonae Industria-SGPS S.A. *                           12,000             115,604
                                                                    ------------
                                                                         901,819

UTILITIES 0.1%
EDP - Energias de Portugal SA                         53,105             348,018
                                                                    ------------
                                                                       1,323,759

REPUBLIC OF KOREA 4.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.5%
Hyundai Mobis *                                        5,800             535,932
Hyundai Motor Co. *                                    5,960             451,709
Korea Kumho Petrochemical Co., Ltd.
   (KKPC) *                                            5,000             314,232
                                                                    ------------
                                                                       1,301,873

CAPITAL GOODS 1.4%
Daelim Industrial Co., Ltd. *                          3,580             676,922
Daewoo Engineering & Construction Co.,
   Ltd. (a)*                                          14,764             382,552
Doosan Corp. *                                         2,400             458,934
Doosan Infracore Co., Ltd. *                           5,740             180,674
Hyundai Heavy Industries Co., Ltd. *                     959             446,990
Hyundai Mipo Dockyard Co.,    Ltd. *                     540             163,922
LG Corp. *                                             4,590             338,107
LS Cable Ltd. *                                        3,320             316,083
Samho International Co., Ltd. *                        5,600             149,338
Samsung Heavy Industries Co., Ltd. *                   6,300             267,402
SK Holdings Co., Ltd. *                                1,090             227,831
                                                                    ------------
                                                                       3,608,755

CONSUMER DURABLES & APPAREL 0.2%
LG Electronics, Inc. *                                 3,570             377,155
Youngone Corp. *                                       1,930              20,875
                                                                    ------------
                                                                         398,030

CONSUMER SERVICES 0.0%
Kangwon Land, Inc. *                                   1,480              38,591

ENERGY 0.4%
GS Holdings Corp. *                                    7,650             469,427
SK Energy Co., Ltd.                                    2,669             509,129
SK Gas Co., Ltd. *                                     1,653             129,260
                                                                    ------------
                                                                       1,107,816

FOOD, BEVERAGE & TOBACCO 0.1%
KT&G Corp.                                             4,680             397,302

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Pacific Corp. *                                        1,800             297,003

INSURANCE 0.1%
Dongbu Insurance Co., Ltd.                             5,870             337,892

MATERIALS 0.7%
Hanwha Chemical Corp. *                               17,630             343,600
Hanwha Corp. *                                         1,590             118,656
Hyosung Corp. *                                        5,930             366,182
Korea Petrochemical Industrial Co., Ltd. *             1,460              85,092
Korea Zinc Co., Ltd. *                                 2,330             321,455
LG Chem Ltd. *                                         7,830             740,681
                                                                    ------------
                                                                       1,975,666

RETAILING 0.1%
GS Home Shopping, Inc. *                                 550              39,234
Hyundai Department Store Co., Ltd. *                   1,500             189,040
                                                                    ------------
                                                                         228,274

SOFTWARE & SERVICES 0.1%
Daou Technology, Inc. *                               14,860             155,965

TELECOMMUNICATION SERVICES 0.3%
KT Corp. *                                             4,840             252,845
KT Freetel Co., Ltd. *                                 5,030             162,084
LG Dacom Corp. *                                         870              19,570
LG Telecom Ltd. *                                     33,030             344,874
                                                                    ------------
                                                                         779,373

UTILITIES 0.1%
Korea Gas Corp. *                                      3,630             249,369
                                                                    ------------
                                                                      10,875,909

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF             VALUE
SECURITY                                           SHARES                ($)
RUSSIA 0.5%
--------------------------------------------------------------------------------

ENERGY 0.2%
Tatneft GDR                                            4,800             580,800

MATERIALS 0.1%
Mechel ADR                                             3,000             291,420

TELECOMMUNICATION SERVICES 0.2%
Mobile TeleSystems ADR                                 4,100             417,339
                                                                    ------------
                                                                       1,289,559

SINGAPORE 1.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
Fraser & Neave Ltd.                                  165,000             668,449
Haw Par Corp. Ltd.                                     6,000              29,284
Keppel Corp., Ltd.                                    36,000             320,784
SembCorp Industries Ltd.                              21,000              83,466
Singapore Technologies Engineering Ltd.              187,000             482,308
The Straits Trading Co. Ltd.                           6,000              20,807
                                                                    ------------
                                                                       1,605,098

CONSUMER SERVICES 0.0%
Hotel Plaza Ltd.                                      35,000              42,366

DIVERSIFIED FINANCIALS 0.2%
Kim Eng Holdings Ltd.                                154,000             240,278
UOB-Kay Hian Holdings Ltd.                           192,000             283,184
                                                                    ------------
                                                                         523,462

ENERGY 0.1%
Singapore Petroleum Co., Ltd.                         68,000             354,999

FOOD, BEVERAGE & TOBACCO 0.0%
Asia Food & Properties Ltd. *                         47,000              29,039

INSURANCE 0.1%
Great Eastern Holding Ltd.                             1,000              11,509
Pacific Century Regional Developments
   Ltd. *                                            466,000             110,953
                                                                    ------------
                                                                         122,462

REAL ESTATE 0.1%
Ho Bee Investment Ltd.                               162,000             162,771
Wing Tai Holdings Ltd.                                27,000              49,929
                                                                    ------------
                                                                         212,700

RETAILING 0.2%
Jardine Cycle & Carriage Ltd.                         27,000             403,156
Metro Holdings Ltd.                                  221,000             152,140
                                                                    ------------
                                                                         555,296

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Chartered Semiconductor Manufacturing
   Ltd. *                                            273,000             181,128
STATS ChipPAC Ltd. *                                 147,000             162,912
                                                                    ------------
                                                                         344,040

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Venture Corp. Ltd.                                    12,000             105,247

TRANSPORTATION 0.2%
ComfortDelGro Corp. Ltd.                             302,000             379,529
Neptune Orient Lines Ltd.                             43,000             115,592
Singapore Airlines Ltd.                               11,200             134,548
                                                                    ------------
                                                                         629,669
                                                                    ------------
                                                                       4,524,378

SOUTH AFRICA 0.7%
--------------------------------------------------------------------------------

MATERIALS 0.5%
African Rainbow Minerals Ltd.                         22,000             485,763
AngloGold Ashanti Ltd.                                 1,500              64,459
Harmony Gold Mining Co., Ltd. *                       16,000             164,670
Mittal Steel South Africa Ltd.                        33,000             660,040
                                                                    ------------
                                                                       1,374,932

TRANSPORTATION 0.2%
Imperial Holdings Ltd.                                33,000             503,898
                                                                    ------------
                                                                       1,878,830

SPAIN 2.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Fomento de Construcciones y Contratas
   S.A. (FCC)                                          6,779             506,495
Obrascon Huarte Lain S.A.                             15,311             514,733
                                                                    ------------
                                                                       1,021,228

CONSUMER SERVICES 0.4%
NH Hoteles S.A. *                                     28,800             510,069
Sol Melia S.A.                                        36,000             541,252
                                                                    ------------
                                                                       1,051,321

INSURANCE 0.6%
Mapfre S.A.                                          360,000           1,579,466

MATERIALS 0.3%
Acerinox S.A.                                          8,400             205,754
Cementos Portland Valderrivas S.A.                     4,800             517,455
                                                                    ------------
                                                                         723,209

MEDIA 0.2%
Gestevision Telecinco S.A.                            26,600             676,177

TRANSPORTATION 0.1%
Iberia Lineas Aereas de Espana S.A.                   54,000             234,432
                                                                    ------------
                                                                       5,285,833

SWEDEN 1.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
AB SKF, Class B                                       54,000             910,198
Skanska AB, Class B                                   12,800             239,550
Trelleborg AB                                          9,000             187,829
                                                                    ------------
                                                                       1,337,577

MATERIALS 0.4%
Boliden AB                                            48,000             597,021

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
Svenska Cellulosa AB, Class B                         30,000             529,824
                                                                    ------------
                                                                       1,126,845

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB, Class B                                     42,000             835,829
                                                                    ------------
                                                                       3,300,251

SWITZERLAND 2.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Rieter Holding AG - Reg'd                              1,635             721,608

CAPITAL GOODS 0.9%
Bobst Group AG - Reg'd                                 5,700             406,046
Bucher Industries AG                                   5,040           1,168,458
Georg Fischer AG - Reg'd *                               160              98,440
Schindler Holding AG - Reg'd                          12,300             789,397
                                                                    ------------
                                                                       2,462,341

COMMERCIAL SERVICES & SUPPLIES 0.2%
Adecco S.A. - Reg'd                                    9,600             516,048

CONSUMER DURABLES & APPAREL 0.2%
Forbo Holding AG *                                       720             444,089

CONSUMER SERVICES 0.0%
Kuoni Reisen Holding AG - Reg'd                          180              93,656

INSURANCE 0.9%
Baloise Holding AG - Reg'd                            11,600           1,139,943
Helvetia Holding AG                                      380             136,544
Swiss Life Holding - Reg'd *                           4,320           1,078,018
                                                                    ------------
                                                                       2,354,505

MATERIALS 0.2%
Ciba Specialty Chemicals AG - Reg'd                    3,300             152,591
Clariant AG - Reg'd *                                 56,000             517,008
                                                                    ------------
                                                                         669,599

UTILITIES 0.2%
Elektrizitaets-Gesellschaft Laufenburg
   AG                                                    450             593,429
                                                                    ------------
                                                                       7,855,275

TAIWAN 3.7%
--------------------------------------------------------------------------------

BANKS 0.5%
Chang Hwa Commercial Bank                            617,000             335,853
China Development Financial Holding
   Corp.                                           1,473,340             578,491
Taiwan Cooperative Bank                              543,720             384,179
                                                                    ------------
                                                                       1,298,523

CAPITAL GOODS 0.1%
CTCI Corp.                                            53,000              37,206
Far Eastern Textile Ltd.                                  90                 105
Teco Electric & Machinery Co., Ltd.                  449,000             222,299
Walsin Lihwa Corp.                                   273,000             111,597
                                                                    ------------
                                                                         371,207

DIVERSIFIED FINANCIALS 0.1%
Fubon Financial Holding Co. Ltd.                     150,000             132,333

MATERIALS 0.6%
Cheng Loong Corp.                                    371,000             122,475
China Steel Corp.                                    432,130             574,849
Formosa Chemicals & Fibre Corp.                      109,730             278,931
Formosa Plastics Corp.                               155,000             431,465
Taiwan Cement Corp.                                   89,890             123,450
                                                                    ------------
                                                                       1,531,170

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.                   112,000             273,037

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Advanced Semiconductor Engineering, Inc.             555,000             552,899
Macronix International Co., Ltd.                     125,161              57,016
Siliconware Precision Industries Co.                   7,000              12,296
                                                                    ------------
                                                                        622,211

TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
Acer, Inc.                                           154,071             298,647
Asustek Computer, Inc.                               119,000             354,096
AU Optronics Corp.                                   258,537             498,590
Chi Mei Optoelectronics Corp.                        451,400             627,567
Chunghwa Picture Tubes, Ltd. *                       917,000             314,617
Compal Electronics, Inc.                             550,281             599,191
Delta Electronics, Inc.                               22,050              74,664
HannStar Display Corp. *                             420,000             184,845
Inventec Co., Ltd.                                   207,100             119,020
Lite-On Technology Corp.                             239,938             414,649
Mitac International Corp.                            118,565             115,319
Quanta Computer, Inc.                                421,181             594,349
Tatung Co., Ltd. *                                   744,000             358,021
Wistron Corp.                                        151,276             277,846
Yageo Corp.                                          659,000             229,697
                                                                    ------------
                                                                       5,061,118

TELECOMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.                            136,363             277,019
Far EasTone Telecommunications Co., Ltd.              47,000              59,270
                                                                    ------------
                                                                         336,289

TRANSPORTATION 0.1%
U-Ming Marine Transport Corp.                         89,000             243,118
Yang Ming Marine Transport                             1,000                 763
                                                                    ------------
                                                                         243,881
                                                                    ------------
                                                                       9,869,769

THAILAND 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Bangkok Bank Public Co., Ltd. NVDR                    86,000             298,999

ENERGY 0.1%
Banpu Public Co., Ltd.                                 7,000              84,696
PTT Exploration & Production Public Co.,
   Ltd.                                               36,000             175,271

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  NUMBER OF              VALUE
SECURITY                                           SHARES                 ($)
PTT Exploration & Production Public Co.,
   Ltd. NVDR                                          11,000              52,952
                                                                    ------------
                                                                         312,919

MATERIALS 0.0%
Thai Rayon Public Co. Ltd.                            25,000              56,405

TELECOMMUNICATION SERVICES 0.1%
Total Access Communication Public Co.,
   Ltd. *                                            161,600             184,147

TRANSPORTATION 0.0%
Thai Airways International Public Co.,
   Ltd. NVDR                                          68,000              78,838
                                                                    ------------
                                                                         931,308

TURKEY 1.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
Koc Holding A/S *                                    140,000             755,811

DIVERSIFIED FINANCIALS 0.2%
Haci Omer Sabanci Holding A/S                        112,500             619,868

ENERGY 0.6%
Petrol Ofisi A/S *                                   138,737             715,039
Tupras-Turkiye Petrol Rafinerileri A/S                28,417            828,261
                                                                    ------------
                                                                       1,543,300

MATERIALS 0.3%
Eregli Demir ve Celik Fabrikalari TAS
   (Erdemir)                                          81,000             709,940

TRANSPORTATION 0.1%
Turk Hava Yollari Anonim Ortakligi (THY) *            48,000             351,800
                                                                    ------------
                                                                       3,980,719
                                                                    ------------
TOTAL COMMON STOCK
(COST $244,931,491)                                                  246,949,826
                                                                    ------------

PREFERRED STOCK 1.4% OF NET ASSETS

BRAZIL 1.4%
--------------------------------------------------------------------------------
Acesita S.A.                                           4,900             271,152
AES Tiete S.A.                                     8,344,000             311,728
Brasil Telecom Participacoes S.A.                     43,000             628,573
Brasil Telecom S.A.                                   35,700             366,025
Braskem S.A.                                          48,100             389,124
Centrais Eletricas de Santa Catarina
   S.A., Class B                                       7,200             171,910
Companhia de Gas de Sao Paulo - Comgas,
   Class A                                             7,000             154,354
Companhia Energetica de Minas Gerais -
   CEMIG                                               6,495             118,588
Companhia Paranaense de Energia-Copel                 26,000             391,461
Compania Brasileira de Distribuicao
   Grupo Pao de Acucar                                16,100             308,523
Eletropaulo Metropolitana S.A.                     1,116,679              91,279
Refinaria de Petroleo Ipiranga S.A. *                  3,100              82,725
Sadia S.A. *                                          34,200             194,440
Tele Norte Leste Participacoes S.A.                   10,300             197,610
Telemar Norte Leste S.A. *                               700              26,938
Uniao de Industrias Petroquimicas S.A.
   (Unipar)                                           73,900              74,315
                                                                    ------------
                                                                       3,778,745
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $3,400,360)                                                      3,778,745
                                                                    ------------

RIGHTS 0.0% OF NET ASSETS

HONG KONG 0.0%
--------------------------------------------------------------------------------
Wing Fat Print (a)(b)*                                   880                  --

SINGAPORE 0.0%
--------------------------------------------------------------------------------
Hotel Plaza Ltd. (a)(b)*                              17,500                  --
                                                                   -------------
TOTAL RIGHTS
(COST $--)                                                                    --
                                                                   -------------

SECURITY                                         FACE AMOUNT         VALUE
            RATE, MATURITY DATE                      ($)              ($)
SHORT-TERM INVESTMENT 8.4% OF NET ASSETS

REPURCHASE AGREEMENT 8.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated
   12/31/07, due 01/02/08 at 3.65%, with
   a maturity value of $22,461,554 (fully
   collateralized by Federal Home Loan Mortgage
   Corporation with a value of $22,911,031.)      22,457,000          22,457,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $22,457,000)                                                    22,457,000
                                                                    ------------

END OF INVESTMENTS.

At 12/31/07, the tax basis cost of the fund's investments was $271,725,010 and the unrealized appreciation and depreciation was $16,310,308 and ($14,849,747), respectively, with a net unrealized appreciation of $1,460,561.

At 12/31/07, the prices of certain foreign securities held by the fund aggregating $211,222,375 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.
(a)  Fair-valued by Management.

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(b) Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
NVDR -- Non-Voting Depository Receipt

                              AMOUNT OF               AMOUNT OF
                 CURRENCY    CURRENCY TO  CURRENCY   CURRENCY TO    UNREALIZED
  EXPIRATION       TO BE         BE         TO BE        BE       GAINS / LOSSES
     DATE        RECEIVED     RECEIVED    DELIVERED   DELIVERED        ($)
FORWARD FOREIGN CURRENCY CONTRACTS 0.1% OF NET ASSETS

01/04/2008       PHP             991,300  USD             24,013            (18)
01/04/2008       THB           8,282,357  USD            245,912           (734)

LAUDUS TRUST
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                                  ($)               ($)
--------------------------------------------------------------------------------
  94.9%  COMMON STOCK                             198,479,312       221,217,282
   3.5%  SHORT-TERM INVESTMENT                      8,184,304         8,184,304
--------------------------------------------------------------------------------
  98.4%  TOTAL INVESTMENTS                        206,663,616       229,401,586
(93.0)%  SHORT SALES                             (259,075,867)     (216,841,925)
  95.2%  DEPOSITS WITH BROKER
         AND CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                    221,982,240       221,982,240
 (0.6)%  OTHER ASSETS AND
         LIABILITIES                                                 (1,442,589)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 233,099,312

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
COMMON STOCK (a) 94.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                         18,193            495,941
Strattec Security Corp.                                    32              1,326
Thor Industries, Inc.                                   5,100            193,851
TRW Automotive Holdings Corp. *                        29,130            608,817
                                                                   -------------
                                                                       1,299,935

BANKS 2.4%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                  1,380             13,276
American National Bankshares, Inc.                      4,800             95,856
Annapolis Bancorp, Inc. *                                 800              6,104
BancFirst Corp.                                         2,600            111,410
Banco Latinoamericano de Exportaciones,
   S.A., Class E                                       18,240            297,494
Bank of Granite Corp.                                   2,033             21,489
Berkshire Hills Bancorp, Inc.                           7,167            186,342
Beverly Hills Bancorp, Inc.                            20,750            105,825
BOE Financial Services of Virginia, Inc.                  256              8,115
C&F Financial Corp.                                        30                908
Camco Financial Corp.                                     650              7,182
Carver Bancorp, Inc.                                    1,610             22,041
Central Pacific Financial Corp.                         1,500             27,690
Central Virginia Bankshares, Inc.                         460              8,372
Centrue Financial Corp.                                 1,050             23,352
CFS Bancorp, Inc.                                      12,000            175,680
Codorus Valley Bancorp, Inc.                            2,786             47,571
Community Bank Shares of Indiana, Inc.                  2,209             39,320
Community Bankshares, Inc.                              1,840             24,748
Community Capital Corp.                                   552              8,269
Community Central Bank Corp.                              104                646
Community Financial Corp.                               3,600             32,364
Eurobancshares, Inc. *                                 13,800             55,200
Farmers Capital Bank Corp.                              8,300            224,100
Federal Agricultural Mortgage Corp.,
   Class C                                              8,230            216,614
Fidelity Southern Corp.                                 1,910             17,820
First Bancshares, Inc. *                                  200              3,297
First BancTrust Corp.                                     400              4,234
First Busey Corp.                                      11,003            218,520
First Capital, Inc.                                     1,632             26,928
First Defiance Financial Corp.                          5,600            123,312
First Federal Bancshares of Arkansas,
   Inc.                                                 1,864             27,028
First Federal Bankshares, Inc.                          1,385             19,528
First Financial Service Corp.                             121              2,877
First M&F Corp.                                           742             11,724
First Merchants Corp.                                   8,260            180,398
First Niles Financial, Inc.                                99                836
First PacTrust Bancorp, Inc.                              100              1,800
First Place Financial Corp.                             2,835             39,662
First United Corp.                                      3,675             73,904
First West Virginia Bancorp, Inc.                          10                147
FNB Corp. of North Carolina                             5,020             61,043
FNB Corp. of Virginia                                     100              2,323
Franklin Bank Corp. *                                  21,068             90,803
Gateway Financial Holdings, Inc.                        9,740            116,198
Great Pee Dee Bancorp, Inc.                               201              4,598
GS Financial Corp.                                      1,090             20,645
Guaranty Federal Bancshares, Inc.                       2,040             58,589
Habersham Bancorp, Inc.                                 1,410             21,890
Harrington West Financial Group, Inc.                     460              5,175
Hawthorn Bancshares, Inc.                                 420             10,500
HF Financial Corp.                                      1,060             16,059
HMN Financial, Inc.                                     4,400            106,260
Hopfed Bancorp, Inc.                                       60                884
Horizon Bancorp                                         2,800             71,820
Integra Bank Corp.                                     14,720            207,699
Leesport Financial Corp.                                4,450             79,432
LSB Financial Corp.                                     1,504             28,877
MASSBANK Corp.                                            400             14,568
MFB Corp.                                                 600             16,113
Monarch Community Bancorp, Inc.                         2,800             32,144
MutualFirst Financial, Inc.                             2,810             38,497
National Bankshares, Inc.                                 999             17,083
New Hampshire Thrift Bancshares, Inc.                   1,691             21,087
NewBridge Bancorp                                       8,439             91,057
North Central Bancshares, Inc.                          1,367             44,605
Northrim BanCorp, Inc.                                  2,022             43,109
OceanFirst Financial Corp.                              2,007             31,731
Pacific Premier Bancorp, Inc. *                         5,750             39,732
Parkvale Financial Corp.                                1,610             44,677

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Peoples Bancorp of North Carolina                         833             12,495
Peoples Bancorp, Inc.                                   6,041            150,360
Pinnacle Bancshares, Inc.                                 100              1,125
Premier Financial Bancorp, Inc.                         1,000             12,780
Provident Community Bancshares, Inc.                      890             17,796
QCR Holdings, Inc.                                        200              2,850
Republic First Bancorp, Inc. *                          5,100             35,190
River Valley Bancorp                                      393              5,616
Royal Bancshares of Pennsylvania, Inc.,
   Class A                                                370              4,070
Rurban Financial Corp.                                    410              5,121
Security National Financial Corp.,
   Class A *                                              100                390
Severn Bancorp, Inc.                                    8,690             84,467
Shore Financial Corp.                                     330              4,026
Simmons First National Corp., Class A                  13,800            365,700
Southern First Bancshares, Inc. *                       1,190             16,351
Southern Missouri Bancorp, Inc.                           700              9,793
Southwest Bancorp, Inc.                                12,401            227,310
Texas Capital Bancshares, Inc. *                        3,577             65,280
TF Financial Corp.                                      3,100             76,384
The Washington Savings Bank, F.S.B                        800              4,200
UnionBanCal Corp.                                       3,400            166,294
United Bancshares, Inc.                                   472              6,556
United Community Financial Corp.                       24,721            136,460
United Security Bancshares, Inc.                        1,548             26,455
United Western Bancorp, Inc.                               60              1,200
Wainwright Bank & Trust Co.                             5,083             67,299
Wayne Savings Bancshares, Inc.                            100              1,087
WSFS Financial Corp.                                    5,980            300,196
                                                                   -------------
                                                                       5,656,032

CAPITAL GOODS 9.8%
--------------------------------------------------------------------------------
AGCO Corp. *                                           37,110          2,522,738
Alliant Techsystems, Inc. *                             1,100            125,136
Applied Industrial Technologies, Inc.                   4,940            143,359
Baldwin Technology Co., Inc., Class A *                15,900             75,048
Chase Corp.                                             3,200             80,800
Chicago Rivet & Machine Co.                               600             12,060
Ducommun, Inc. *                                        5,410            205,580
Espey Manufacturing & Electronics Corp.                 1,200             22,536
Esterline Technologies Corp. *                          3,080            159,390
Granite Construction, Inc.                              6,610            239,150
Hardinge, Inc.                                          3,900             65,442
Harsco Corp.                                           31,700          2,031,019
Herley Industries, Inc. *                              10,505            144,444
Hurco Cos., Inc. *                                      6,570            286,781
Huttig Building Products, Inc. *                       20,400             71,196
II-VI, Inc. *                                          18,703            571,377
K-Tron International, Inc. *                            2,300            274,275
Kadant, Inc. *                                         14,100            418,347
Kaman Corp.                                               490             18,037
Kennametal, Inc.                                       39,520          1,496,227
Lawson Products, Inc.                                     800             30,336
Lennox International, Inc.                              1,500             62,130
Lincoln Electric Holdings, Inc.                         1,600            113,888
Lydall, Inc. *                                         14,960            157,379
Meadow Valley Corp. *                                   4,599             58,545
Michael Baker Corp. *                                     150              6,165
NACCO Industries, Inc., Class A                         4,600            458,574
Orbital Sciences Corp. *                               54,400          1,333,888
Perini Corp. *                                         19,370            802,305
Precision Castparts Corp.                              16,293          2,259,839
Preformed Line Products Co.                               500             29,750
Regal-Beloit Corp.                                     15,820            711,109
Robbins & Myers, Inc.                                   6,290            475,713
SPX Corp.                                              12,930          1,329,850
Standex International Corp.                             6,700            116,915
Supreme Industries, Inc., Class A                      10,850             62,930
Sypris Solutions, Inc.                                  1,990             12,139
Teledyne Technologies, Inc. *                           2,880            153,590
Teleflex, Inc.                                          8,062            507,987
Tennant Co.                                             6,400            283,456
The L.S. Starrett Co., Class A                          5,817             98,365
Tredegar Corp.                                         10,450            168,036
Triumph Group, Inc.                                     3,240            266,814
Twin Disc, Inc.                                           540             38,216
URS Corp. *                                            40,670          2,209,601
W.W. Grainger, Inc.                                    23,600          2,065,472
Willis Lease Finance Corp. *                            6,630             83,140
                                                                   -------------
                                                                      22,859,074

COMMERCIAL SERVICES & SUPPLIES 2.2%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                 300              2,994
Avalon Holdings Corp., Class A *                          100                535
Bowne & Co., Inc.                                      25,120            442,112
CDI Corp.                                              12,579            305,167
Champion Industries, Inc.                               2,720             12,294
Comfort Systems USA, Inc.                              39,250            501,615
Ecology & Environment, Inc., Class A                    3,181             35,277
Exponent, Inc. *                                       14,600            394,784
GeoEye, Inc. *                                         10,400            349,960
GP Strategies Corp. *                                  12,690            135,148
Industrial Services of America, Inc.                      510              3,840
Interface, Inc., Class A                               17,796            290,431
Kelly Services, Inc., Class A                          19,274            359,653
Kforce, Inc. *                                         24,231            236,252
Layne Christensen Co. *                                   300             14,763
Nashua Corp. *                                            220              2,556
National Technical Systems, Inc. *                      2,370             16,543
RCM Technologies, Inc. *                               12,100             71,148
Spherion Corp. *                                       47,730            347,474
Steelcase, Inc., Class A                               74,100          1,175,967
Volt Information Sciences, Inc. *                      11,529            210,520
VSE Corp.                                               4,790            233,944
Westaff, Inc. *                                        16,560             66,240
                                                                   -------------
                                                                       5,209,217

CONSUMER DURABLES & APPAREL 2.7%
--------------------------------------------------------------------------------
Acme United Corp.                                         360              5,166
American Biltrite, Inc. *                               1,940              9,700

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
American Greetings Corp., Class A                      46,070            935,221
Blyth, Inc.                                            18,400            403,696
Callaway Golf Co.                                      48,200            840,126
CSS Industries, Inc.                                    6,880            252,496
Culp, Inc. *                                           12,300             85,731
Deckers Outdoor Corp. *                                 7,824          1,213,189
G-III Apparel Group Ltd. *                                401              5,923
Hooker Furniture Corp.                                  3,279             65,908
Jaclyn, Inc. *                                          1,000              6,900
JAKKS Pacific, Inc. *                                  20,491            483,793
LaCrosse Footwear, Inc.                                 2,884             50,585
Man Sang Holdings, Inc. *                               2,220             20,002
Movado Group, Inc.                                     15,420            389,972
National Presto Industries, Inc.                        1,320             69,511
P & F Industries, Inc., Class A *                         700              4,151
Q.E.P. Co., Inc. *                                      2,240             23,408
Syntax-Brillian Corp. *                                26,059             80,262
The Dixie Group, Inc. *                                   770              6,360
The Warnaco Group, Inc. *                              12,890            448,572
Tupperware Brands Corp.                                10,766            355,601
Universal Electronics, Inc. *                          10,789            360,784
Weyco Group, Inc.                                       2,673             73,508
                                                                   -------------
                                                                       6,190,565

CONSUMER SERVICES 4.2%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                   3,305            121,657
Bally Technologies, Inc. *                             21,860          1,086,879
Bob Evans Farms, Inc.                                  15,926            428,887
Burger King Holdings, Inc.                             47,140          1,343,962
Canterbury Park Holding Corp.                           3,900             46,800
Carriage Services, Inc. *                               1,770             15,576
CBRL Group, Inc.                                       18,069            585,255
Churchill Downs, Inc.                                     600             32,382
Darden Restaurants, Inc.                               56,900          1,576,699
DeVry, Inc.                                               870             45,205
Frisch's Restaurants, Inc.                              4,500            105,300
ILX Resorts, Inc.                                       1,900              6,840
J. Alexander's Corp.                                      290              3,045
Lodgian, Inc. *                                           740              8,332
Morton's Restaurant Group, Inc. *                       7,080             66,056
Nathan's Famous, Inc. *                                   450              7,862
Red Lion Hotels Corp. *                                19,080            189,846
Royal Caribbean Cruises Ltd.                           12,220            518,617
Rubio's Restaurants, Inc. *                             1,620             13,365
Service Corp. International                           161,800          2,273,290
Silverleaf Resorts, Inc. *                             38,294            158,920
Speedway Motorsports, Inc.                              1,850             57,498
WMS Industries, Inc. *                                 30,811          1,128,915
                                                                   -------------
                                                                       9,821,188

DIVERSIFIED FINANCIALS 4.3%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc. *                       4,340            509,776
American Physicians Service Group, Inc.                 1,370             27,469
California First National Bancorp                       3,243             31,554
Eaton Vance Corp.                                      60,010          2,725,054
Federated Investors, Inc., Class B                      4,085            168,139
Greenhill & Co., Inc.                                  13,491            896,882
Interactive Brokers Group, Inc, Class A. *             27,462            887,572
IntercontinentalExchange, Inc. *                       14,780          2,845,150
Janus Capital Group, Inc.                               6,330            207,941
Knight Capital Group, Inc.,
  Class A *                                            58,859            847,570
Lazard Ltd., Class A                                    6,100            248,148
Nasdaq Stock Market, Inc. *                               220             10,888
Paulson Capital Corp. *                                   500              2,400
QC Holdings, Inc.                                         265              2,981
Raymond James Financial, Inc.                           3,946            128,876
Stifel Financial Corp. *                                7,050            370,618
SWS Group, Inc.                                         6,481             82,114
The First Marblehead Corp.                              6,330             96,849
                                                                   -------------
                                                                      10,089,981

ENERGY 8.4%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                            190              4,883
Atlas America, Inc.                                        90              5,326
Cimarex Energy Co.                                      7,426            315,828
Crosstex Energy, Inc.                                     528             19,663
Dawson Geophysical Co. *                                1,570            112,192
Diamond Offshore Drilling, Inc.                           720            102,240
ENSCO International, Inc.                              44,921          2,678,190
Exterran Holdings, Inc. *                                   1                 82
Forest Oil Corp. *                                      7,830            398,077
Frontier Oil Corp.                                     15,580            632,236
GulfMark Offshore, Inc. *                              16,175            756,828
Helmerich & Payne, Inc.                                10,865            435,360
Hornbeck Offshore Services, Inc. *                     17,820            801,009
Mariner Energy, Inc. *                                 61,570          1,408,722
Massey Energy Co.                                      18,280            653,510
Matrix Service Co. *                                   18,830            410,871
Oil States International, Inc. *                       19,490            664,999
Penn Virginia Corp.                                    29,200          1,273,996
Pride International, Inc. *                            25,630            868,857
Rosetta Resources, Inc. *                               6,431            127,527
Rowan Cos., Inc.                                       25,793          1,017,792
SEACOR Holdings, Inc. *                                18,590          1,724,037
Superior Energy Services, Inc. *                       30,885          1,063,062
Swift Energy Co. *                                      3,274            144,154
T-3 Energy Services, Inc. *                               900             42,309
Tidewater, Inc.                                        46,300          2,540,018
Trico Marine Services, Inc. *                           6,979            258,362
Whiting Petroleum Corp. *                              19,051          1,098,481
Willbros Group, Inc. *                                  3,150            120,613
                                                                   -------------
                                                                      19,679,224

FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                772            119,421
Ingles Markets, Inc., Class A                           2,219             56,340
Longs Drug Stores Corp.                                18,610            874,670
Nash Finch Co.                                          1,434             50,592
Village Super Market, Inc., Class A                     3,000            152,670
Weis Markets, Inc.                                        644             25,721
                                                                   -------------
                                                                       1,279,414

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
FOOD, BEVERAGE & TOBACCO 1.4%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                   3,446             91,422
Corn Products International, Inc.                      43,678          1,605,166
Darling International, Inc. *                          19,280            222,877
Diamond Foods, Inc.                                    16,300            349,309
Flowers Foods, Inc.                                    11,960            279,984
Fresh Del Monte Produce, Inc. *                         4,460            149,767
Griffin Land & Nurseries, Inc.                            197              7,191
Seaboard Corp.                                            237            348,390
Seneca Foods Corp., Class A *                             700             16,625
Seneca Foods Corp., Class B *                           3,200             70,912
Tasty Baking Co.                                        8,210             68,307
                                                                   -------------
                                                                       3,209,950

HEALTH CARE EQUIPMENT & SERVICES 3.6%
--------------------------------------------------------------------------------
Air Methods Corp. *                                     6,585            327,077
Align Technology, Inc. *                               34,330            572,624
Allied Healthcare Products, Inc. *                      1,942             14,079
Amedisys, Inc. *                                        4,751            230,519
AMERIGROUP Corp. *                                      5,170            188,446
AngioDynamics, Inc. *                                  14,599            277,965
Atrion Corp.                                              280             35,700
Cardiac Science Corp. *                                 5,030             40,693
CONMED Corp. *                                          6,267            144,830
Cross Country Healthcare, Inc. *                          400              5,696
Cynosure, Inc., Class A *                               4,350            115,101
Datascope Corp.                                         9,504            345,946
Gentiva Health Services, Inc. *                         9,809            186,763
Hanger Orthopedic Group, Inc. *                        18,400            202,584
Humana, Inc. *                                         44,600          3,358,826
Integra LifeSciences Holdings *                           324             13,585
IntegraMed America, Inc. *                              6,157             70,805
Kewaunee Scientific Corp.                               2,580             50,800
Kindred Healthcare, Inc. *                              3,900             97,422
Lincare Holdings, Inc. *                                  589             20,709
MedCath Corp. *                                         9,967            244,790
National Dentex Corp. *                                 6,019             97,026
Orthofix International N.V. *                           2,642            153,157
Pediatrix Medical Group, Inc. *                            90              6,134
RehabCare Group, Inc. *                                16,500            372,240
Res-Care, Inc. *                                       20,969            527,580
Skilled Healthcare Group, Inc., Class A *               9,410            137,668
Sonic Innovations, Inc. *                              19,730            152,316
Span-America Medical Systems, Inc.                      2,600             29,406
SRI/Surgical Express, Inc. *                              100                590
SunLink Health Systems, Inc. *                          5,570             33,977
Theragenics Corp. *                                    29,377            105,170
Zoll Medical Corp. *                                    5,426            144,983
                                                                   -------------
                                                                       8,305,207

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
American Oriental Bioengineering, Inc. *               22,870            253,399
Geopharma, Inc. *                                       6,200             20,522
Inter Parfums, Inc.                                     1,445             25,967
Natural Alternative International, Inc. *               4,114             35,504
Nu Skin Enterprises, Inc., Class A                      4,100             67,363
Nutraceutical International Corp. *                     9,600            127,200
Oil-Dri Corp. of America                                2,050             44,977
Schiff Nutrition International, Inc.                    8,650             49,651
                                                                   -------------
                                                                         624,583

INSURANCE 6.8%
--------------------------------------------------------------------------------
Alleghany Corp. *                                         822            330,444
Allied World Assurance Co. Holdings Ltd.               32,857          1,648,436
American Financial Group, Inc.                         18,370            530,525
American National Insurance Co.                         3,411            413,550
American Safety Insurance Holdings Ltd. *               5,000             98,250
Aspen Insurance Holdings Ltd.                          20,490            590,931
Axis Capital Holdings Ltd.                             65,963          2,570,578
Crawford & Co., Class B *                                 900              3,735
Flagstone Reinsurance Holdings Ltd.                     2,910             40,449
FPIC Insurance Group, Inc. *                            9,000            386,820
Hallmark Financial Services, Inc. *                       880             13,957
Hanover Insurance Group, Inc.                          32,950          1,509,110
HCC Insurance Holdings, Inc.                            7,982            228,924
Horace Mann Educators Corp.                            18,830            356,640
IPC Holdings Ltd.                                      23,371            674,721
Kansas City Life Insurance Co.                            310             13,513
Max Capital Group Ltd.                                  2,427             67,932
Mercer Insurance Group, Inc.                              310              5,568
Montpelier Re Holdings Ltd.                            70,500          1,199,205
National Western Life Insurance Co.,
   Class A                                                950            197,001
NYMAGIC, Inc.                                           3,000             69,390
PartnerRe Ltd.                                          4,021            331,853
Platinum Underwriters Holdings Ltd.                    46,590          1,656,740
Presidential Life Corp.                                14,943            261,652
RAM Holdings Ltd. *                                     3,528             17,428
RenaissanceRe Holdings Ltd.                            35,546          2,141,291
Unico American Corp. *                                  2,900             29,725
United America Indemnity Ltd., Class A *               15,655            311,848
Universal Insurance Holdings, Inc.                     23,064            170,904
Wesco Financial Corp.                                     200             81,400
                                                                   -------------
                                                                      15,952,520

MATERIALS 5.3%
--------------------------------------------------------------------------------
Airgas, Inc.                                            7,100            369,981
AK Steel Holding Corp. *                               21,357            987,548
Buckeye Technologies, Inc. *                           21,340            266,750
CF Industries Holdings, Inc.                            8,050            885,983
Continental Materials Corp. *                             800             20,640
FMC Corp.                                              50,910          2,777,140
Friedman Industries, Inc.                               2,180             13,843
Glatfelter                                              4,160             63,690
Greif, Inc., Class A                                   28,200          1,843,434
Innospec, Inc.                                         20,800            356,928
Material Sciences Corp. *                                 600              4,458
Owens-Illinois, Inc. *                                  1,160             57,420
Packaging Corp. of America                             65,655          1,851,471
Penford Corp.                                             396             10,134

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Rock of Ages Corp. *                                    8,650             43,250
Schnitzer Steel Industries, Inc., Class A               5,685            393,004
Schweitzer-Mauduit International, Inc.                    460             11,919
Southern Copper Corp.                                  19,800          2,081,574
Steel Dynamics, Inc.                                      380             22,637
Stepan Co.                                              2,720             88,481
The Scotts Miracle-Gro Co.,
  Class A                                               5,664            211,947
U.S. Energy Corp.                                         190                807
United States Lime & Minerals,
  Inc. *                                                  100              3,035
                                                                   -------------
                                                                      12,366,074

MEDIA 1.5%
--------------------------------------------------------------------------------
Alloy, Inc. *                                          13,650            128,583
DG Fastchannel, Inc. *                                    260              6,666
Gannett Co., Inc.                                      61,300          2,390,700
Media General, Inc., Class A                            6,125            130,156
Meredith Corp.                                            396             21,772
Saga Communications, Inc.,
  Class A *                                               400              2,356
Scholastic Corp. *                                     20,539            716,606
Value Line, Inc.                                          300             12,078
                                                                   -------------
                                                                       3,408,917

PHARMACEUTICALS & BIOTECHNOLOGY 5.4%
--------------------------------------------------------------------------------
Albany Molecular Research, Inc. *                      23,350            335,773
Bioanalytical Systems, Inc. *                           1,250             10,725
Cambrex Corp.                                           4,600             38,548
Caraco Pharmaceutical Laboratories Ltd. *               6,830            117,134
Emergent Biosolutions, Inc. *                           1,000              5,060
Harvard Bioscience, Inc. *                             30,270            138,637
Invitrogen Corp. *                                     21,866          2,042,503
Kendle International, Inc. *                           10,812            528,923
NPS Pharmacuticals, Inc. *                             35,377            135,494
Pain Therapeutics, Inc. *                                  64                678
PAREXEL International Corp. *                          23,700          1,144,710
PerkinElmer, Inc.                                      99,850          2,598,097
Perrigo Co.                                            53,300          1,866,033
Replidyne, Inc. *                                       3,300             10,230
Salix Pharmaceuticals Ltd. *                           32,686            257,566
Sciele Pharma, Inc. *                                  29,000            593,050
Waters Corp. *                                         35,680          2,821,218
                                                                   -------------
                                                                      12,644,379

REAL ESTATE 6.2%
--------------------------------------------------------------------------------
AmREIT, Inc., Class A                                   1,650             11,814
Ashford Hospitality Trust                              79,670            572,827
Cedar Shopping Centers, Inc.                           10,400            106,392
DCT Industrial Trust, Inc.                            115,200          1,072,512
DiamondRock Hospitality Co.                            66,781          1,000,379
Douglas Emmett, Inc.                                   60,693          1,372,269
Extra Space Storage, Inc.                              46,670            666,914
Gladstone Commercial Corp.                              3,887             68,178
GMH Communities Trust                                  27,127            149,741
HCP, Inc.                                              41,910          1,457,630
Hersha Hospitality Trust                               16,900            160,550
Hospitality Properties Trust                           47,911          1,543,692
Income Opportunity Realty Investors *                     590              3,186
iStar Financial, Inc.                                  17,281            450,170
J.W. Mays, Inc. (b)*                                    2,600             59,605
LTC Properties, Inc.                                   16,797            420,765
Medical Properties Trust, Inc.                         36,120            368,063
MHI Hospitality Corp.                                   6,100             43,615
Mission West Properties, Inc.                          16,368            155,660
Monmouth Real Estate Investment Corp.,
   Class A                                             20,697            167,646
National Retail Properties, Inc.                       45,900          1,073,142
Nationwide Health Properties, Inc.                     31,420            985,645
One Liberty Properties, Inc.                            9,150            168,086
Potlatch Corp.                                          1,940             86,214
Ramco-Gershenson Properties Trust                      14,800            316,276
Roberts Realty Investors, Inc. *                          570              3,773
Strategic Hotels & Resorts, Inc.                       47,803            799,744
Sunstone Hotel Investors, Inc.                         41,890            766,168
Supertel Hospitality, Inc.                             16,100             98,854
The Intergroup Corp. *                                    130              2,367
United Capital Corp. *                                    720             17,240
Urstadt Biddle Properties, Class A                      6,430             99,665
Winthrop Realty Trust                                  46,350            245,192
                                                                   -------------
                                                                      14,513,974

RETAILING 2.9%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc.,
   Class A *                                           25,266            220,572
Abercrombie & Fitch Co., Class A                        7,310            584,581
Aeropostale, Inc. *                                    27,770            735,905
AMCON Distributing Co. *                                  280              9,100
Big 5 Sporting Goods Corp.                              1,340             19,323
Books-A-Million, Inc.                                  10,570            125,994
Dollar Tree Stores, Inc. *                              1,700             44,064
Duckwall-ALCO Stores, Inc. *                              320             10,214
Educational Development Corp.                           3,920             20,384
Franklin Covey Co. *                                   21,300            169,122
GameStop Corp., Class A *                                 700             43,477
Hastings Entertainment, Inc. *                          3,743             34,922
IAC/InterActive Corp. *                                60,579          1,630,787
Jennifer Convertibles, Inc. *                           1,640              7,790
Monro Muffler Brake, Inc.                               6,710            130,778
PC Mall, Inc. *                                           120              1,117
Priceline.com, Inc. *                                  21,400          2,458,004
REX Stores Corp. *                                      8,610            135,780
Stage Stores, Inc.                                      4,400             65,120
Systemax, Inc.                                          8,482            172,354
The Buckle, Inc.                                        1,300             42,900
Trans World Entertainment Corp. *                       1,290              6,321
                                                                   -------------
                                                                       6,668,609

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.9%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. *                                  37,410            374,848
Cirrus Logic, Inc. *                                    2,556             13,496

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Fairchild Semiconductor International,
   Inc. *                                              66,440            958,729
FEI Co. *                                              24,731            614,071
hi/fn, Inc. *                                           1,289              7,373
International Rectifier Corp. *                        25,780            875,747
Mattson Technology, Inc. *                             47,800            409,168
MEMC Electronic Materials, Inc. *                      36,300          3,212,187
Pericom Semiconductor Corp. *                          26,700            499,290
Sigma Designs, Inc. *                                  16,240            896,448
Skyworks Solutions, Inc. *                            128,308          1,090,618
Standard Microsystems Corp. *                          18,500            722,795
Trio-Tech International *                               3,150             28,822
TriQuint Semiconductor, Inc. *                              8                 53
Varian Semiconductor Equipment
   Associates, Inc. *                                  26,451            978,687
Zoran Corp. *                                          32,809            738,531
                                                                   -------------
                                                                      11,420,863

SOFTWARE & SERVICES 8.3%
--------------------------------------------------------------------------------
Astea International, Inc. *                             1,900             10,640
Bankrate, Inc. *                                           90              4,328
Cadence Design Systems, Inc. *                        122,786          2,088,590
Chordiant Software, Inc. *                             24,492            209,407
CIBER, Inc. *                                          47,484            290,127
Computer Task Group, Inc. *                            16,815             92,987
Convergys Corp. *                                      82,396          1,356,238
CSP, Inc. *                                             3,604             24,039
DST Systems, Inc. *                                    13,380          1,104,519
Dynamics Research Corp. *                               7,190             77,796
Edgewater Technology, Inc. *                           11,360             82,928
Electronic Data Systems Corp.                         117,500          2,435,775
Hewitt Associates, Inc., Class A *                      6,628            253,786
Interwoven, Inc. *                                     28,441            404,431
INX, Inc. *                                               140              1,463
JDA Software Group, Inc. *                             18,100            370,326
Lawson Software, Inc. *                               105,403          1,079,327
MAXIMUS, Inc.                                             200              7,722
McAfee, Inc. *                                          7,500            281,250
Mentor Graphics Corp. *                                 2,190             23,608
Moldflow Corp. *                                        7,841            126,318
MPS Group, Inc. *                                       5,116             55,969
Ness Technologies, Inc. *                              21,692            200,217
NetScout Systems, Inc. *                               21,070            269,064
Novell, Inc. *                                        231,315          1,589,134
Perot Systems Corp., Class A *                         18,068            243,918
Sapient Corp. *                                        29,506            259,948
SonicWALL, Inc. *                                      57,264            613,870
SPSS, Inc. *                                           17,074            613,127
Sybase, Inc. *                                         75,340          1,965,621
Synopsys, Inc. *                                       77,842          2,018,443
TechTeam Global, Inc. *                                 4,670             58,842
TSR, Inc.                                               3,200             13,088
United Online, Inc.                                    57,106            674,993
Vignette Corp. *                                       24,460            357,361
                                                                   -------------
                                                                      19,259,200

TECHNOLOGY HARDWARE & EQUIPMENT 7.8%
--------------------------------------------------------------------------------
Aetrium, Inc. *                                         1,160              6,960
Allied Motion Technologies, Inc. *                      4,871             22,650
Arrow Electronics, Inc. *                              52,736          2,071,470
Astro-Med, Inc.                                         3,420             33,721
Avici Systems, Inc.                                       960              7,613
Avnet, Inc. *                                          74,700          2,612,259
Avocent Corp. *                                        30,460            710,023
AVX Corp.                                              45,095            605,175
Black Box Corp.                                        13,172            476,431
Brocade Communications Systems, Inc. *                223,234          1,638,538
Channell Commercial Corp. *                             2,400              3,384
Coherent, Inc. *                                        2,010             50,391
Communications Systems, Inc.                            7,690             91,434
CTS Corp.                                              25,780            255,995
Digi International, Inc. *                             24,077            341,653
Dycom Industries, Inc. *                               26,600            708,890
Electro Scientific Industries, Inc. *                  25,000            496,250
Electronics for Imaging, Inc. *                         7,461            167,723
Emulex Corp. *                                         63,230          1,031,914
Gerber Scientific, Inc. *                              18,149            196,009
Harmonic, Inc. *                                       70,200            735,696
Harris Corp.                                            1,035             64,874
Hauppauge Digital, Inc. *                               4,272             20,420
Insight Enterprises, Inc. *                            33,402            609,252
IntriCon Corp. *                                          850             10,583
KEMET Corp. *                                          60,100            398,463
Key Tronic Corp. *                                      5,723             23,865
MasTec, Inc. *                                         33,270            338,356
Mesa Laboratories, Inc.                                   100              2,533
MOCON, Inc.                                             4,900             55,713
MTS Systems Corp.                                       2,640            112,649
NETGEAR, Inc. *                                        12,202            435,245
Novatel Wireless, Inc. *                               20,547            332,861
O.I. Corp.                                              1,200             14,340
Oplink Communications, Inc. *                           4,355             66,849
Optical Cable Corp. *                                     200                798
OSI Systems, Inc. *                                    14,500            383,815
PC Connection, Inc. *                                     215              2,440
Schmitt Industries, Inc. *                                769              4,852
Spectrum Control, Inc. *                                7,900            121,660
SYNNEX Corp. *                                          3,700             72,520
Technitrol, Inc.                                       25,790            737,078
Tollgrade Communications, Inc. *                       13,406            107,516
Vicon Industries, Inc. *                                3,700             35,520
Vishay Intertechnology, Inc. *                        122,400          1,396,584
Western Digital Corp. *                                10,110            305,423
Zones, Inc. *                                           9,120             98,770
Zygo Corp. *                                           17,250            214,935
                                                                   -------------
                                                                      18,232,093

TELECOMMUNICATION SERVICES 1.4%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                             7,150            241,527
CenturyTel, Inc.                                       50,280          2,084,609
D&E Communications, Inc.                               13,595            196,448
Gilat Satellite Networks Ltd. *                        32,999            339,560
HickoryTech Corp.                                       1,740             16,286
Premiere Global Services, Inc. *                        4,260             63,261
USA Mobility, Inc. *                                   23,200            331,760
                                                                   -------------
                                                                       3,273,451

TRANSPORTATION 2.5%
--------------------------------------------------------------------------------
Air T., Inc.                                            2,900             26,390

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
B & H Ocean Carriers Ltd. *                             2,230             33,896
C.H. Robinson Worldwide, Inc.                          26,745          1,447,439
Genco Shipping & Trading Ltd.                           3,570            195,493
Kansas City Southern *                                  4,641            159,326
MAIR Holdings, Inc. *                                   5,300             24,539
Park-Ohio Holdings Corp. *                              2,677             67,193
Pinnacle Airlines Corp. *                               2,400             36,600
Republic Airways Holdings, Inc. *                      21,328            417,815
SkyWest, Inc.                                          49,547          1,330,337
UAL Corp. *                                            57,200          2,039,752
                                                                   -------------
                                                                       5,778,780

UTILITIES 1.5%
--------------------------------------------------------------------------------
ALLETE, Inc.                                           15,620            618,240
Artesian Resources Corp., Class A                         645             12,190
Cleco Corp.                                               980             27,244
CMS Energy Corp.                                        1,460             25,375
Florida Public Utilites Co.                             1,800             21,150
MDU Resources Group, Inc.                              79,868          2,205,155
Middlesex Water Co.                                       590             11,181
NRG Energy, Inc. *                                        390             16,903
Portland General Electric Co.                           1,140             31,669
Questar Corp.                                           4,721            255,406
The Laclede Group, Inc.                                 1,850             63,344
Unitil Corp.                                            1,100             31,240
WGL Holdings, Inc.                                      4,730            154,955
                                                                   -------------
                                                                       3,474,052
                                                                   -------------
TOTAL COMMON STOCK
(COST $198,479,312)                                                  221,217,282
                                                                   -------------

SECURITY                                          FACE AMOUNT            VALUE
            RATE, MATURITY DATE                       ($)                 ($)
SHORT-TERM INVESTMENT 3.5% OF NET ASSETS

REPURCHASE AGREEMENT 3.5%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 12/31/07,
   due 01/02/08 at 1.50% with a maturity
   value of $8,184,986 (fully
   collateralized by U.S. Treasury Bond
   with a value of $8,411,546).                     8,184,304          8,184,304
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $8,184,304)                                                      8,184,304

END OF INVESTMENTS.

At 12/31/07, the tax basis cost of the fund's investments was $207,805,060 and the unrealized appreciation and depreciation were $32,994,241 and ($11,397,715), respectively, with a net unrealized appreciation of $21,596,526.

*    Non-income producing security.

(a)  All long positions are pledged as collateral for securities sold short.

(b) Illiquid security. At the period end, the value of these amounted to $59,605 or 0% of net assets.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
SHORT SALES 93.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                     11,500            134,895
Proliance International, Inc. *                         9,450             17,010
SORL Auto Parts, Inc. *                                 1,083              7,928
                                                                   -------------
                                                                         159,833

BANKS 4.5%
--------------------------------------------------------------------------------
Astoria Financial Corp.                                79,500          1,849,965
BCSB Bankcorp, Inc. *                                     100                627
Capitol Federal Financial                              19,846            615,226
Citizens Republic Bancorp, Inc.                        51,682            749,906
Cullen/Frost Bankers, Inc.                             32,716          1,657,393
ESB Financial Corp.                                       945              9,450
First BanCorp                                           2,940             21,433
Flagstar Bancorp, Inc.                                 18,830            131,245
Hancock Holding Co.                                     8,100            309,420
Investors Bancorp, Inc. *                                 500              7,070
Kearny Financial Corp.                                 16,156            192,418
MGIC Investment Corp.                                     440              9,869
Municipal Mortgage & Equity LLC                        25,044            371,653
New York Community Bancorp, Inc.                      116,841          2,054,065
Popular, Inc.                                           5,594             59,296
Trustmark Corp.                                        33,370            846,263
Wauwatosa Holdings, Inc. *                             10,179            130,495
Wilmington Trust Corp.                                 40,232          1,416,166
                                                                   -------------
                                                                      10,431,960

CAPITAL GOODS 2.2%
--------------------------------------------------------------------------------
Accuride Corp. *                                       19,290            151,619
Blount International, Inc. *                           25,000            307,750
Builders FirstSource, Inc. *                            1,280              9,242
Commercial Vehicle Group, Inc. *                       20,825            301,963
Energy Focus, Inc. *                                   12,600             91,350
Environmental Tectonics Corp. *                         5,200              9,672
ESCO Technologies, Inc. *                               5,390            215,277
Flanders Corp. *                                        9,800             55,076
Flow International Corp. *                             34,000            316,880
FreightCar America, Inc.                                7,033            246,155
GenCorp, Inc. *                                        34,200            398,772
Graco, Inc.                                            19,617            730,929
H&E Equipment Services, Inc. *                          5,890            111,203
Insteel Industries, Inc.                               12,690            148,854
Joy Global, Inc.                                          101              6,648
Merrimac Industries, Inc. *                             3,200             31,776
Omega Flex, Inc.                                        8,018            131,335
Plug Power, Inc. *                                     36,700            144,965
Power-One, Inc. *                                      68,360            272,756
Sparton Corp. *                                         9,960             49,202
The Allied Defense Group, Inc. *                        6,840             39,467
WESCO International, Inc. *                            36,360          1,441,310
                                                                   -------------
                                                                       5,212,201

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
COMMERCIAL SERVICES & SUPPLIES 1.9%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                    10,290            165,051
American Reprographics Co. *                           22,000            362,560
Cenveo, Inc. *                                         30,775            537,639
ChoicePoint, Inc. *                                    37,923          1,381,156
Mac-Gray Corp. *                                        3,630             40,874
The Corporate Executive Board Co.                      31,900          1,917,190
TRC Cos., Inc. *                                       16,800            134,400
WCA Waste Corp. *                                       1,700             10,982
                                                                   -------------
                                                                       4,549,852

CONSUMER DURABLES & APPAREL 4.6%
--------------------------------------------------------------------------------
Ashworth, Inc. *                                       14,702             41,901
Brunswick Corp.                                        72,500          1,236,125
California Coastal Communities, Inc. *                  8,810             51,803
Carter's, Inc. *                                          100              1,935
Centex Corp.                                           63,794          1,611,437
Chromcraft Revington, Inc. *                            5,800             28,420
D.R. Horton, Inc.                                       4,843             63,782
Furniture Brands International, Inc.                   21,120            212,467
K-Swiss, Inc., Class A                                 24,100            436,210
KB Home                                                53,500          1,155,600
Lazare Kaplan International, Inc. *                     8,740             71,056
Lennar Corp., Class A                                  22,000            393,580
M.D.C. Holdings, Inc.                                  31,810          1,181,105
Pulte Homes, Inc.                                     122,519          1,291,350
Quiksilver, Inc. *                                    101,200            868,296
R. G. Barry Corp. *                                     9,716             68,498
Steven Madden Ltd. *                                    5,925            118,500
The Ryland Group, Inc.                                 33,070            911,079
The Timberland Co., Class A *                          27,330            494,126
Toll Brothers, Inc. *                                  23,480            471,009
                                                                   -------------
                                                                      10,708,279

CONSUMER SERVICES 3.0%
--------------------------------------------------------------------------------
Boyd Gaming Corp.                                      35,290          1,202,330
Century Casinos, Inc. *                                 8,950             57,638
Choice Hotels International, Inc.                      13,750            456,500
Domino's Pizza, Inc.                                   32,500            429,975
Gaming Partners International
  Corp. *                                               2,265             15,901
Gaylord Entertainment Co. *                             5,590            226,227
Las Vegas Sands Corp. *                                   720             74,196
McCormick & Schmick's Seafood Restaurants,
   Inc. *                                               3,610             43,067
Papa John's International, Inc. *                      14,020            318,254
Pinnacle Entertainment, Inc. *                         29,100            685,596
Red Robin Gourmet Burgers, Inc. *                         679             21,721
Ruth's Chris Steak House, Inc. *                        5,900             52,746
Scientific Games Corp., Class A *                      40,318          1,340,574
Texas Roadhouse, Inc., Class A *                       13,918            153,933
The Cheesecake Factory, Inc. *                         20,581            487,976
Universal Technical Institute, Inc. *                  16,935            287,895
Wendy's International, Inc.                            44,761          1,156,624
                                                                   -------------
                                                                       7,011,153

DIVERSIFIED FINANCIALS 1.8%
--------------------------------------------------------------------------------
Asset Acceptance Capital Corp.                         12,598            131,145
Calamos Asset Management, Inc., Class A                20,963            624,278
Cash Systems, Inc. *                                   13,890             61,394
E*TRADE Financial Corp. *                             152,331            540,775
Jefferies Group, Inc.                                  68,877          1,587,615
LaBranche & Co., Inc. *                                39,246            197,800
Marlin Business Services, Corp. *                       1,455             17,547
Moody's Corp.                                          24,300            867,510
Thomas Weisel Partners Group, Inc. *                   10,103            138,714
                                                                   -------------
                                                                       4,166,778

ENERGY 7.3%
--------------------------------------------------------------------------------
Alon USA Energy, Inc.                                   9,900            269,082
Alpha Natural Resources, Inc. *                        12,520            406,650
Arch Coal, Inc.                                        55,990          2,515,631
Barnwell Industries, Inc.                                 200              2,472
BJ Services Co.                                       117,790          2,857,585
CREDO Petroleum Corp. *                                 4,910             48,707
Delta Petroleum Corp. *                                48,000            904,800
Energy Partners Ltd. *                                 21,500            253,915
Evergreen Energy, Inc. *                                  108                241
Grey Wolf, Inc. *                                     119,395            636,375
Nabors Industries Ltd. *                               81,810          2,240,776
Overseas Shipholding Group, Inc.                        8,831            657,291
Parallel Petroleum Corp. *                             32,900            580,027
Patterson-UTI Energy, Inc.                            106,587          2,080,578
Peabody Energy Corp.                                       10                616
Pioneer Drilling Co. *                                 34,685            412,058
RPC, Inc.                                              16,590            194,269
Tesoro Corp.                                           20,500            977,850
TETRA Technologies, Inc. *                             49,660            773,206
TGC Industries, Inc. *                                  7,958             76,795
TXCO Resources, Inc. *                                  8,280             99,857
Ultra Petroleum Corp. *                                 7,293            521,450
Venoco, Inc. *                                          2,470             49,227
Western Refining, Inc.                                 17,000            411,570
                                                                   -------------
                                                                      16,971,028

FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
The Pantry, Inc. *                                     21,700            567,021
Whole Foods Market, Inc.                               31,164          1,271,491
                                                                   -------------
                                                                       1,838,512

FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
B&G Foods, Inc., Class A                                2,909             29,701
Cuisine Solutions, Inc. *                               6,950             29,885
Dean Foods Co.                                         79,000          2,042,940
Smithfield Foods, Inc. *                                1,041             30,106
The Hershey Co.                                        14,700            579,180
                                                                   -------------
                                                                       2,711,812

HEALTH CARE EQUIPMENT & SERVICES 6.8%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                        51,600          1,265,748
Advocat, Inc. *                                         2,600             28,652
Allscripts Healthcare Solutions, Inc. *                16,140            313,439
Community Health Systems, Inc. *                       35,970          1,325,854

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Computer Programs and Systems, Inc.                     9,100            206,934
Conceptus, Inc. *                                      14,500            278,980
Dexcom, Inc. *                                         18,909            166,966
Emeritus Corp. *                                        9,240            232,386
Endologix, Inc. *                                      28,030             78,484
Health Management Associates, Inc.,
   Class A                                             88,822            531,156
Kensey Nash Corp. *                                     9,267            277,269
LHC Group, Inc. *                                      10,721            267,811
Micrus Endovascular Corp. *                             1,991             39,183
NMT Medical, Inc. *                                     8,660             48,669
Northstar Neuroscience, Inc. *                         12,937            120,314
NxStage Medical, Inc. *                                 5,234             79,400
Omnicare, Inc.                                         53,465          1,219,537
Palomar Medical Technologies, Inc. *                   12,882            197,352
Patterson Cos., Inc. *                                 71,100          2,413,845
PDI, Inc. *                                             7,467             69,966
Quest Diagnostics, Inc.                                 2,887            152,722
ResMed, Inc. *                                         26,487          1,391,362
Rockwell Medical Technologies, Inc. *                  11,630             83,503
Somanetics Corp. *                                      8,100            191,565
STAAR Surgical Co. *                                    8,486             22,403
Synergetics USA, Inc. *                                 5,030             12,273
Tenet Healthcare Corp. *                              288,400          1,465,072
The Cooper Cos., Inc.                                   1,361             51,718
The TriZetto Group, Inc. *                              2,890             50,199
Varian Medical Systems, Inc. *                         58,100          3,030,496
Vital Images, Inc. *                                   13,600            245,752
                                                                   -------------
                                                                      15,859,010

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                 9,985            242,136
Central Garden & Pet Co. *                              3,988             22,971
Physicians Formula Holdings, Inc. *                       393              4,669
Reliv' International, Inc.                             13,357            109,394
Spectrum Brands, Inc. *                                37,900            202,007
                                                                   -------------
                                                                         581,177

INSURANCE 5.7%
--------------------------------------------------------------------------------
American Equity Investment Life Holding
   Co.                                                 40,364            334,618
Brown & Brown, Inc.                                    91,300          2,145,550
Cincinnati Financial Corp.                             28,507          1,127,167
Conseco, Inc. *                                       114,322          1,435,884
First American Corp.                                   23,314            795,474
LandAmerica Financial Group, Inc.                      12,200            408,090
Markel Corp. *                                          4,600          2,259,060
Old Republic International Corp.                      106,530          1,641,627
PMA Capital Corp., Class A *                           24,500            201,390
Stewart Information Services Corp.                     12,800            333,952
White Mountains Insurance Group Ltd.                    5,107          2,625,253
                                                                   -------------
                                                                      13,308,065

MATERIALS 3.1%
--------------------------------------------------------------------------------
ADA-ES, Inc. *                                          5,400             40,878
Apex Silver Mines Ltd. *                               46,468            708,172
Century Aluminum Co. *                                  2,280            122,983
Deltic Timber Corp.                                     9,190            473,193
Eagle Materials, Inc.                                   1,620             57,478
Headwaters, Inc. *                                     18,990            222,943
Kronos Worldwide, Inc.                                    490              8,550
Louisiana-Pacific Corp.                                94,620          1,294,402
Nanophase Technologies Corp. *                          7,600             28,880
Omnova Solutions, Inc. *                                4,367             19,258
Pactiv Corp. *                                         62,900          1,675,027
PolyOne Corp. *                                         1,948             12,818
Smurfit-Stone Container Corp. *                       146,400          1,545,984
Titanium Metals Corp.                                  41,436          1,095,982
                                                                   -------------
                                                                       7,306,548

MEDIA 3.0%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                            11,240            147,806
Arbitron, Inc.                                         18,190            756,158
Beasley Broadcast Group, Inc., Class A                  3,330             17,316
CKX, Inc. *                                            20,900            250,800
Clear Channel Outdoor Holdings, Inc.,
   Class A *                                           12,030            332,750
Getty Images, Inc. *                                   17,089            495,581
Lamar Advertising Co., Class A                         37,768          1,815,508
LodgeNet Interactive Corp. *                           14,420            251,485
R.H. Donnelley Corp. *                                 40,050          1,461,024
RCN Corp. *                                            13,200            205,788
The E.W. Scripps Co., Class A                          13,000            585,130
The Interpublic Group of Cos.,
  Inc. *                                                1,980             16,058
TiVo, Inc. *                                           66,590            555,360
Valassis Communications, Inc. *                         3,100             36,239
Virgin Media, Inc.                                        409              7,010
                                                                   -------------
                                                                       6,934,013

PHARMACEUTICALS & BIOTECHNOLOGY 8.5%
--------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. *                         21,970            243,208
Affymetrix, Inc. *                                      7,120            164,757
Alkermes, Inc. *                                       86,400          1,346,976
Altus Pharmaceuticals, Inc. *                          22,260            115,307
Amylin Pharmaceuticals, Inc. *                         66,068          2,444,516
Arena Pharmaceuticals, Inc. *                          58,700            459,621
ARIAD Pharmaceuticals, Inc. *                          42,200            179,350
Array BioPharma, Inc. *                                42,506            357,900
Barr Pharmaceuticals, Inc. *                            4,700            249,570
BioCryst Pharmaceuticals, Inc. *                        1,220              7,540
BioSphere Medical, Inc. *                              19,597            100,533
Caliper Life Sciences, Inc. *                           2,700             14,931
Cepheid, Inc. *                                         7,950            209,482
CV Therapeutics, Inc. *                                40,000            362,000
Dyax Corp. *                                           22,556             82,555
Enzo Biochem, Inc. *                                   23,600            300,664
Exelixis, Inc. *                                       83,970            724,661
Geron Corp. *                                          44,596            253,305
Human Genome Sciences, Inc. *                         117,350          1,225,134

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
ImClone Systems, Inc. *                                26,514          1,140,102
Incyte Corp. *                                         18,700            187,935
InterMune, Inc. *                                      20,500            273,265
Keryx Biopharmaceuticals, Inc. *                       36,770            308,868
Luminex Corp. *                                        24,690            400,966
Maxygen, Inc. *                                        19,300            154,979
Medarex, Inc. *                                        82,422            858,837
Metabasis Therapeutics, Inc. *                          4,208             12,918
Momenta Pharmaceutical, Inc. *                          3,027             21,613
Nektar Therapeutics *                                   4,618             30,987
Neurocrine Biosciences, Inc. *                         35,400            160,716
OSI Pharmaceuticals, Inc. *                            36,728          1,781,675
PDL BioPharma, Inc. *                                  78,180          1,369,714
Penwest Pharmaceuticals Co. *                          16,735             97,900
Pharmacopeia, Inc. *                                    1,420              6,773
Progenics Pharmaceuticals, Inc. *                      20,054            362,376
Regeneron Pharmaceuticals, Inc. *                      34,461            832,233
Senomyx, Inc. *                                        25,580            191,594
The Medicines Co. *                                    18,300            350,628
Vertex Pharmaceuticals, Inc. *                         84,535          1,963,748
ZymoGenetics, Inc. *                                   31,927            372,588
                                                                   -------------
                                                                      19,722,425

REAL ESTATE 17.1%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                  20,030          2,036,450
Apartment Investment & Management Co.,
   Class A                                             51,530          1,789,637
AvalonBay Communities, Inc.                             4,320            406,685
Boston Properties, Inc.                                24,500          2,249,345
Brandywine Realty Trust                                 8,610            154,377
BRE Properties, Inc.                                   39,709          1,609,406
Camden Property Trust                                  42,800          2,060,820
CB Richard Ellis Group, Inc., Class A *                88,300          1,902,865
Corporate Office Properties Trust                      25,150            792,225
Developers Diversified Realty Corp.                    39,270          1,503,648
Duke Realty Corp.                                      52,892          1,379,424
EastGroup Properties, Inc.                             20,200            845,370
Education Realty Trust, Inc.                           16,320            183,437
Equity Lifestyle Properties, Inc.                       6,390            291,831
Essex Property Trust, Inc.                             19,500          1,901,055
Federal Realty Investment Trust                        24,984          2,052,436
First Industrial Realty Trust, Inc.                    29,533          1,021,842
Forest City Enterprises, Inc., Class A                 11,780            523,503
General Growth Properties, Inc.                            10                412
Glimcher Realty Trust                                  24,680            352,677
Kilroy Realty Corp.                                    28,200          1,549,872
Liberty Property Trust                                 50,580          1,457,210
Mack-Cali Realty Corp.                                 19,846            674,764
Maguire Properties, Inc.                               25,900            763,273
Plum Creek Timber Co., Inc.                            52,282          2,407,063
Post Properties, Inc.                                  34,200          1,201,104
Public Storage                                         15,600          1,145,196
Regency Centers Corp.                                  35,170          2,268,113
Sovran Self Storage, Inc.                               3,700            148,370
Tejon Ranch Co. *                                       4,700            191,995
UDR, Inc.                                              86,114          1,709,363
Ventas, Inc.                                           49,000          2,217,250
Washington Real Estate Investment Trust                37,700          1,184,157
                                                                   -------------
                                                                      39,975,175

RETAILING 2.0%
--------------------------------------------------------------------------------
Borders Group, Inc.                                    56,400            600,660
Casual Male Retail Group, Inc. *                       26,716            138,389
Celebrate Express, Inc.                                 5,438             43,069
Chico's FAS, Inc. *                                    12,800            115,584
Coldwater Creek, Inc. *                                40,800            272,952
Core-Mark Holding Co., Inc. *                           7,500            215,400
dELiA*s, Inc. *                                        30,910             83,766
Dillard's, Inc., Class A                               28,885            542,460
Eddie Bauer Holdings, Inc. *                            2,660             16,891
Foot Locker, Inc.                                      73,015            997,385
Pacific Sunwear of California, Inc. *                   8,990            126,849
Pier 1 Imports, Inc. *                                 84,600            442,458
Sally Beauty Holdings, Inc. *                          32,470            293,853
The Children's Place Retail Stores, Inc. *             15,119            392,036
Tractor Supply Co. *                                    9,900            355,806
Winmark Corp. *                                           400              8,340
                                                                   -------------
                                                                       4,645,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.6%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                     25,000            327,000
Advanced Micro Devices, Inc. *                        239,700          1,797,750
Altera Corp.                                           24,700            477,204
Axcelis Technologies, Inc. *                            9,700             44,620
Brooks Automation, Inc. *                              45,230            597,488
FormFactor, Inc. *                                     36,300          1,201,530
Ikanos Communications, Inc. *                          28,800            154,944
Leadis Technology, Inc. *                              13,400             38,324
LSI Corp. *                                             1,870              9,930
Microchip Technology, Inc.                             22,317            701,200
National Semiconductor Corp.                            6,790            153,726
Photronics, Inc. *                                     27,247            339,770
Rambus, Inc. *                                         81,915          1,715,300
Rudolph Technologies, Inc. *                              100              1,132
Sigmatel, Inc. *                                        5,020             10,592
Silicon Laboratories, Inc. *                           34,429          1,288,678
Spansion, Inc., Class A *                              68,400            268,812
Tessera Technologies, Inc. *                           32,970          1,371,552
Ultratech, Inc. *                                       9,729            110,327
Virage Logic Corp. *                                   12,121            101,210
Xilinx, Inc.                                            1,940             42,428
                                                                   -------------
                                                                      10,753,517

SOFTWARE & SERVICES 5.1%
--------------------------------------------------------------------------------
BearingPoint, Inc. *                                  173,850            491,995
Bitstream, Inc., Class A *                              9,800             62,720
Blackboard, Inc. *                                      1,028             41,377
Callidus Software, Inc. *                               7,150             36,965
Catapult Communications Corp. *                         3,719             28,078
CNET Networks, Inc. *                                  75,959            694,265
eLoyalty Corp. *                                        2,740             36,579

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
Global Cash Access Holdings, Inc. *                    17,750            107,565
Global Payments, Inc.                                  53,355          2,482,075
Internet Capital Group, Inc. *                          2,600             30,524
Iron Mountain, Inc. *                                  59,629          2,207,466
Liquidity Services, Inc. *                             10,900            140,610
LoopNet, Inc. *                                         7,980            112,119
MicroStrategy, Inc., Class A *                          3,100            294,810
MSC.Software Corp. *                                   38,600            501,414
NeuStar, Inc., Class A *                               12,430            356,492
Parametric Technology Corp. *                          43,930            784,151
Rainmaker Systems, Inc. *                               3,050             19,703
RealNetworks, Inc. *                                    8,962             54,579
Red Hat, Inc. *                                        51,894          1,081,471
SAVVIS, Inc. *                                         17,549            489,793
Secure Computing Corp. *                                1,507             14,467
Sonic Solutions *                                      17,102            177,690
SupportSoft, Inc. *                                    12,600             56,070
The Knot, Inc. *                                       18,002            286,952
THQ, Inc. *                                            42,350          1,193,847
VeriFone Holdings, Inc. *                               7,070            164,377
                                                                   -------------
                                                                      11,948,154

TECHNOLOGY HARDWARE & EQUIPMENT 4.9%
--------------------------------------------------------------------------------
Acacia Research-Acacia Technologies *                  19,600            176,008
Acme Packet, Inc. *                                     9,650            121,493
ADTRAN, Inc.                                           21,660            463,091
Arris Group, Inc. *                                    65,623            654,918
Avid Technology, Inc. *                                26,770            758,662
Bookham, Inc. *                                        25,300             60,214
Brightpoint, Inc. *                                    49,100            754,176
Ciprico, Inc. *                                         1,420              6,660
Cogent, Inc. *                                         34,380            383,337
Comarco, Inc.                                           7,730             42,747
Comtech Group, Inc. *                                  10,871            175,132
Cray, Inc. *                                              100                599
F5 Networks, Inc. *                                    29,684            846,588
InterDigital, Inc. *                                   25,355            591,532
Intevac, Inc. *                                        12,898            187,537
Lexmark International, Inc.,
  Class A *                                            49,790          1,735,679
LoJack Corp. *                                         10,160            170,790
Merix Corp. *                                          20,000             93,000
Metalink Ltd. *                                         2,600             11,752
Mobility Electronics, Inc. *                               82                127
Napco Security Systems, Inc. *                         13,830             86,437
NumereX Corp., Class A *                               12,975            107,044
Occam Networks, Inc. *                                 12,961             46,141
Packeteer, Inc. *                                      37,200            229,152
Photon Dynamics, Inc. *                                18,500            153,550
Planar Systems, Inc. *                                 19,000            121,600
Powerwave Technologies, Inc. *                        105,670            425,850
RAE Systems, Inc. *                                     9,600             25,920
Rogers Corp. *                                         12,090            524,343
Staktek Holdings, Inc. *                                5,674             10,951
Tellabs, Inc. *                                       165,363          1,081,474
Vyyo, Inc. *                                           20,211             63,462
Zebra Technologies Corp.,
  Class A *                                            41,020          1,423,394
                                                                   -------------
                                                                      11,533,360

TELECOMMUNICATION SERVICES 0.7%
--------------------------------------------------------------------------------
Crown Castle International Corp. *                      1,200             49,920
Syniverse Holdings, Inc. *                             22,400            348,992
Windstream Corp.                                       87,700          1,141,854
                                                                   -------------
                                                                       1,540,766

TRANSPORTATION 2.7%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                               51,800            370,888
AMR Corp. *                                           117,600          1,649,928
Celadon Group, Inc. *                                   5,681             52,038
Con-way, Inc.                                          32,620          1,355,035
Covenant Transport Group, Inc., Class A *              11,970             80,438
Expeditors International of Washington,
   Inc.                                                19,768            883,234
Forward Air Corp.                                       1,100             34,287
Frozen Food Express Industries, Inc.                   16,410             96,819
JetBlue Airways Corp. *                                98,400            580,560
Marten Transport Ltd. *                                 7,880            109,926
P.A.M. Transportation Services, Inc. *                  8,700            135,198
Trailer Bridge, Inc. *                                  2,405             28,235
YRC Worldwide, Inc. *                                  51,402            878,460
                                                                   -------------
                                                                       6,255,046

UTILITIES 1.2%
--------------------------------------------------------------------------------
Atmos Energy Corp.                                     29,217            819,245
Environmental Power Corp. *                            10,120             46,248
Equitable Resources, Inc.                              34,600          1,843,488
Pure Cycle Corp. *                                      1,090              8,382
                                                                   -------------
                                                                       2,717,363
                                                                   -------------
TOTAL SHORT SALES
(PROCEEDS $259,075,867)                                              216,841,925

END OF SHORT SALE POSITIONS.

*  Non-income producing security

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                     ($)             ($)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                 45,248,601      57,660,192
  1.0%  SHORT-TERM INVESTMENT                           569,000         569,000
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                            45,817,601      58,229,192
        COLLATERAL FOR
  8.7%  SECURITIES ON LOAN                            5,084,455       5,084,455
(8.9)%  OTHER ASSETS AND
        LIABILITIES                                                  (5,192,717)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   58,120,930

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
COMMON STOCK 99.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Johnson Controls, Inc. (a)                                 6,400         230,656
The Goodyear Tire & Rubber Co. *                           3,488          98,431
Thor Industries, Inc.                                      1,000          38,010
                                                                      ----------
                                                                         367,097

CAPITAL GOODS 13.8%
--------------------------------------------------------------------------------
3M Co.                                                     3,800         320,416
AGCO Corp. (a)*                                            2,510         170,630
Alliant Techsystems, Inc. (a)*                             1,030         117,173
AMETEK, Inc. (a)                                           3,300         154,572
BE Aerospace, Inc. *                                       2,800         148,120
Caterpillar, Inc.                                          5,650         409,964
Cooper Industries Ltd., Class A                            1,600          84,608
Cummins, Inc.                                              2,300         292,951
Danaher Corp.                                              1,300         114,062
Deere & Co.                                                  800          74,496
Emerson Electric Co.                                       4,500         254,970
First Solar, Inc. (a)*                                       629         168,031
Flowserve Corp.                                            1,080         103,896
Fluor Corp.                                                  500          72,860
Foster Wheeler Ltd. (a)*                                   1,480         229,430
Gardner Denver, Inc. *                                     1,900          62,700
General Cable Corp. (a)*                                   1,200          87,936
General Electric Co.                                       6,210         230,205
Goodrich Corp.                                             2,600         183,586
Harsco Corp. (a)                                           2,700         172,989
Honeywell International, Inc. (a)                          4,100         252,437
Hubbell, Inc., Class B                                       900          46,440
IDEX Corp. (a)                                             1,000          36,130
Illinois Tool Works, Inc.                                  2,100         112,434
Kennametal, Inc.                                           1,800          68,148
Lennox International, Inc.                                   200           8,284
Lincoln Electric Holdings, Inc. (a)                        1,590         113,176
Lockheed Martin Corp.                                      5,950         626,297
McDermott International, Inc. *                            4,600         271,538
Northrop Grumman Corp.                                       747          58,744
PACCAR, Inc. (a)                                           5,500         299,640
Parker Hannifin Corp. (a)                                  2,250         169,447
Precision Castparts Corp.                                  2,700         374,490
Raytheon Co.                                               4,600         279,220
Rockwell Collins, Inc.                                     3,400         244,698
Textron, Inc.                                              3,690         263,097
The Boeing Co.                                             4,500         393,570
The Manitowoc Co., Inc. (a)                                4,000         195,320
The Shaw Group, Inc. (a)*                                  2,300         139,012
The Timken Co. (a)                                           107           3,515
The Toro Co.                                               1,700          92,548
Thomas & Betts Corp. *                                     1,600          78,464
United Technologies Corp.                                  3,300         252,582
URS Corp. (a)*                                               600          32,598
W.W. Grainger, Inc.                                        1,500         131,280
                                                                      ----------
                                                                       7,996,704

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Steelcase Inc., Class A (a)                                2,490          39,516

CONSUMER DURABLES & APPAREL 1.3%
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. (a)                              200           5,700
Garmin Ltd. (a)                                            2,390         231,830
Hasbro, Inc.                                               1,600          40,928
NIKE, Inc., Class B                                        7,200         462,528
                                                                      ----------
                                                                         740,986

CONSUMER SERVICES 1.2%
--------------------------------------------------------------------------------
Burger King Holdings, Inc. (a)                             2,510          71,560
CBRL Group, Inc. (a)                                         800          25,912
International Game Technology                                580          25,479
McDonald's Corp. (a)                                       1,500          88,365
Starbucks Corp. *                                          4,500          92,115
Yum! Brands, Inc.                                         10,600         405,662
                                                                      ----------
                                                                         709,093

DIVERSIFIED FINANCIALS 3.9%
--------------------------------------------------------------------------------
American Express Co. (a)                                   5,700         296,514
Bank of New York Mellon Corp.                              2,100         102,396
CME Group, Inc.                                              300         205,800
Eaton Vance Corp. (a)                                      3,400         154,394
Federated Investors, Inc., Class B (a)                     2,191          90,182
Franklin Resources, Inc.                                   2,250         257,467
IntercontinentalExchange, Inc. *                           1,550         298,375
Janus Capital Group, Inc. (a)                              4,100         134,685
Lazard Ltd., Class A (a)                                   1,600          65,088
Nasdaq Stock Market, Inc. *                                2,100         103,929
NYSE Euronext (a)                                          1,500         131,655
State Street Corp.                                         1,700         138,040
T. Rowe Price Group, Inc. (a)                              1,500          91,320
The Goldman Sachs Group, Inc.                                900         193,545
                                                                      ----------
                                                                       2,263,390

ENERGY 13.4%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                         1,900         154,090

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
Cameron International Corp. *                              4,800         231,024
Chesapeake Energy Corp. (a)                                4,570         179,144
CONSOL Energy, Inc.                                          300          21,456
Diamond Offshore Drilling, Inc. (a)                        1,650         234,300
Dresser-Rand Group, Inc. *                                 3,100         121,055
ENSCO International, Inc.                                  3,220         191,976
Exxon Mobil Corp.                                         10,130         949,080
FMC Technologies, Inc. *                                   2,200         124,740
Frontier Oil Corp. (a)                                     2,180          88,464
Grant Prideco, Inc. (a)*                                   2,900         160,979
Halliburton Co. (a)                                        4,800         181,968
Helix Energy Solutions Group, Inc. (a)*                    1,900          78,850
Helmerich & Payne, Inc.                                    3,500         140,245
Massey Energy Co. (a)                                      2,310          82,583
National-Oilwell Varco, Inc. *                             7,000         514,220
Noble Corp.                                                5,380         304,024
Oceaneering International, Inc. (a)*                       2,200         148,170
Peabody Energy Corp.                                       1,400          86,296
Pride International, Inc. *                                3,530         119,667
Rowan Cos., Inc. (a)                                       2,720         107,331
Schlumberger Ltd.                                         14,800       1,455,876
Smith International, Inc.                                  4,700         347,095
Sunoco, Inc.                                               2,610         189,068
Superior Energy Services, Inc. *                           2,246          77,307
The Williams Cos., Inc.                                    3,300         118,074
Tidewater, Inc. (a)                                        1,460          80,096
Transocean, Inc. *                                         5,543         793,481
Unit Corp. *                                               1,120          51,800
Valero Energy Corp.                                        2,400         168,072
Weatherford International Ltd. *                           2,000         137,200
XTO Energy, Inc.                                           2,625         134,820
                                                                      ----------
                                                                       7,772,551

FOOD & STAPLES RETAILING 3.0%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     1,700         118,592
CVS Caremark Corp.                                        22,300         886,425
Sysco Corp.                                                3,400         106,114
Wal-Mart Stores, Inc.                                      9,600         456,288
Walgreen Co.                                               5,300         201,824
                                                                      ----------
                                                                       1,769,243

FOOD, BEVERAGE & TOBACCO 3.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         7,560         571,385
Anheuser-Busch Cos., Inc.                                  3,709         194,129
General Mills, Inc.                                          475          27,075
PepsiCo, Inc.                                              9,000         683,100
The Coca-Cola Co.                                          8,300         509,371
UST, Inc.                                                     20           1,096
                                                                      ----------
                                                                       1,986,156

HEALTH CARE EQUIPMENT & SERVICES 7.2%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                            6,000         346,380
Baxter International, Inc.                                 4,000         232,200
Beckman Coulter, Inc.                                      1,260          91,728
Becton, Dickinson & Co.                                    1,400         117,012
Cardinal Health, Inc.                                      4,918         284,014
CIGNA Corp.                                                5,700         306,261
Edwards Lifesciences Corp. (a)*                            1,700          78,183
Express Scripts, Inc. *                                    4,400         321,200
Humana, Inc. *                                             3,400         256,054
Intuitive Surgical, Inc. *                                   900         292,050
Kinetic Concepts, Inc. (a)*                                1,300          69,628
Lincare Holdings, Inc. (a)*                                2,193          77,106
McKesson Corp.                                             1,700         111,367
Medco Health Solutions, Inc. (a)*                          3,700         375,180
Medtronic, Inc.                                            6,300         316,701
Pediatrix Medical Group, Inc. (a)*                         1,800         122,670
Stryker Corp.                                              1,700         127,024
UnitedHealth Group, Inc.                                   7,600         442,320
WellPoint, Inc. (a)*                                       1,500         131,595
Zimmer Holdings, Inc. (a)*                                 1,300          85,995
                                                                      ----------
                                                                       4,184,668

HOUSEHOLD & PERSONAL PRODUCTS 2.7%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                    6,130         242,319
Church & Dwight Co., Inc.                                     90           4,866
Colgate-Palmolive Co.                                      8,300         647,068
Energizer Holdings, Inc. (a)*                              1,360         152,497
The Procter & Gamble Co.                                   6,800         499,256
                                                                      ----------
                                                                       1,546,006

INSURANCE 1.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                   1,400          86,492
AFLAC, Inc.                                                2,700         169,101
CNA Financial Corp.                                        1,400          47,208
Hanover Insurance Group, Inc.                                200           9,160
HCC Insurance Holdings, Inc.                               2,300          65,964
PartnerRe Ltd. (a)                                           480          39,615
Prudential Financial, Inc.                                 2,333         217,062
Transatlantic Holdings, Inc. (a)                             375          27,251
XL Capital Ltd., Class A (a)                               1,100          55,341
                                                                      ----------
                                                                         717,194

MATERIALS 5.0%
--------------------------------------------------------------------------------
Airgas, Inc.                                               2,320         120,895
AK Steel Holding Corp. *                                   3,200         147,968
Albemarle Corp. (a)                                        2,600         107,250
Carpenter Technology Corp. (a)                               840          63,143
Celanese Corp., Series A                                   2,200          93,104
Cleveland-Cliffs, Inc. (a)                                 1,400         141,120
Freeport-McMoRan Copper & Gold, Inc.                       4,100         420,004
International Flavors & Fragrances, Inc.                   2,300         110,699
Monsanto Co.                                               6,500         725,985
Owens-Illinois, Inc. *                                     4,600         227,700
Packaging Corp. of America (a)                             3,600         101,520
Praxair, Inc.                                              1,700         150,807
Reliance Steel & Aluminum Co.                                200          10,840
RPM International, Inc. (a)                                4,300          87,290
Southern Copper Corp. (a)                                  1,600         168,208
Steel Dynamics, Inc. (a)                                   1,315          78,335
The Lubrizol Corp.                                           800          43,328
The Mosaic Co. *                                           1,100         103,774
The Scotts Miracle-Gro Co., Class A                          200           7,484
The Valspar Corp.                                            100           2,254
                                                                      ----------
                                                                       2,911,708

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
MEDIA 1.9%
--------------------------------------------------------------------------------
Comcast Corp., Class A *                                   9,400         171,644
Discovery Holding Co., Class A *                             100           2,514
EchoStar Communications Corp., Class A *                   3,595         135,603
News Corp., Class A (a)                                    9,100         186,459
Omnicom Group, Inc. (a)                                    1,800          85,554
The DIRECTV Group, Inc. *                                  4,600         106,352
The McGraw-Hill Cos., Inc. (a)                             2,100          92,001
The Walt Disney Co.                                        5,300         171,084
Viacom, Inc., Class B *                                    3,400         149,328
                                                                      ----------
                                                                       1,100,539

PHARMACEUTICALS & BIOTECHNOLOGY 6.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                        8,300         466,045
Allergan, Inc. (a)                                         1,800         115,632
Amgen, Inc. *                                              4,100         190,404
Bristol-Myers Squibb Co. (a)                              12,100         320,892
Celgene Corp. (a)*                                         2,300         106,283
Charles River Laboratories International, Inc. *             700          46,060
Eli Lilly & Co.                                            2,900         154,831
Genentech, Inc. *                                          2,800         187,796
Genzyme Corp. *                                            1,400         104,216
Gilead Sciences, Inc. *                                    4,900         225,449
Invitrogen Corp. *                                           740          69,124
Johnson & Johnson                                          6,200         413,540
Merck & Co., Inc.                                          9,800         569,478
Millennium Pharmaceuticals, Inc. (a)*                      5,100          76,398
PerkinElmer, Inc.                                          1,240          32,265
Pharmaceutical Product Development, Inc.                   1,560          62,977
Schering-Plough Corp.                                     12,250         326,340
Waters Corp. *                                             2,200         173,954
Wyeth                                                      6,380         281,932
                                                                      ----------
                                                                       3,923,616

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Douglas Emmett, Inc. (a)                                     200           4,522

RETAILING 3.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           1,400         111,958
Amazon.com, Inc. (a)*                                      6,000         555,840
AutoZone, Inc. (a)*                                          220          26,380
Best Buy Co., Inc.                                         2,200         115,830
Big Lots, Inc. (a)*                                        4,000          63,960
Expedia, Inc. (a)*                                         3,100          98,022
GameStop Corp., Class A (a)*                               3,550         220,491
IAC/InterActive Corp. (a)*                                 2,700          72,684
Lowe's Cos., Inc. (a)                                      7,900         178,698
Staples, Inc.                                              3,700          85,359
Target Corp.                                               4,800         240,000
The Home Depot, Inc. (a)                                   5,900         158,946
The Sherwin-Williams Co.                                   1,900         110,276
                                                                      ----------
                                                                       2,038,444

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                    8,400         149,184
Fairchild Semiconductor International, Inc. *              1,700          24,531
Intel Corp.                                               32,700         871,782
MEMC Electronic Materials, Inc. *                          4,600         407,054
NVIDIA Corp. *                                             4,279         145,572
Texas Instruments, Inc.                                    7,800         260,520
Varian Semiconductor Equipment Associates, Inc. (a)*       2,700          99,900
                                                                      ----------
                                                                       1,958,543

SOFTWARE & SERVICES 11.5%
--------------------------------------------------------------------------------
Accenture Ltd., Class A (a)                                8,400         302,652
Adobe Systems, Inc. *                                      3,200         136,736
Automatic Data Processing,  Inc. (a)                       3,000         133,590
Broadridge Financial Solutions, Inc.                         925          20,748
Cadence Design Systems, Inc. *                             3,100          52,731
DST Systems, Inc. (a)*                                     1,142          94,272
eBay, Inc. *                                               6,000         199,140
Electronic Arts, Inc. *                                    1,700          99,297
Electronic Data Systems Corp. (a)                          6,088         126,204
Fidelity National Information Services, Inc.               2,600         108,134
Google, Inc., Class A *                                    2,400       1,659,552
Hewitt Associates, Inc., Class A *                         2,260          86,536
MasterCard, Inc., Class A (a)                              1,300         279,760
McAfee, Inc. *                                             4,100         153,750
Microsoft Corp.                                           62,200       2,214,320
Novell, Inc. (a)*                                            400           2,748
Oracle Corp. *                                            31,097         702,170
Synopsys, Inc. *                                           4,510         116,944
Yahoo!, Inc. *                                             7,300         169,798
                                                                      ----------
                                                                       6,659,082

TECHNOLOGY HARDWARE & EQUIPMENT 12.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               2,100          77,154
Amphenol Corp., Class A (a)                                4,000         185,480
Apple, Inc. *                                             10,570       2,093,705
Arrow Electronics, Inc. *                                  2,400          94,272
Avnet, Inc. *                                              3,000         104,910
Avocent Corp. (a)*                                            15             350
AVX Corp. (a)                                                300           4,026
Brocade Communications Systems, Inc. (a)*                 14,700         107,898
Cisco Systems, Inc. *                                     34,000         920,380
Corning, Inc.                                              8,300         199,117
Dell, Inc. (a)*                                           12,500         306,375
EMC Corp. *                                               11,200         207,536
Harris Corp.                                               2,810         176,131
Hewlett-Packard Co.                                       23,900       1,206,472
International Business Machines Corp. (a)                  6,010         649,681
Mettler-Toledo International, Inc. *                       1,400         159,320
NCR Corp. (a)*                                             1,700          42,670
QUALCOMM, Inc.                                             9,500         373,825
Teradata Corp. *                                           1,700          46,597
Trimble Navigation Ltd. (a)*                               3,900         117,936
Vishay Intertechnology, Inc. *                               300           3,423

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
Western Digital Corp. (a)*                                 2,700          81,567
                                                                      ----------
                                                                       7,158,825

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                            2,300          97,980

TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         2,000         166,460
C.H. Robinson Worldwide, Inc. (a)                          1,500          81,180
FedEx Corp.                                                1,400         124,838
Kirby Corp. *                                              1,600          74,368
UAL Corp. (a)*                                             1,958          69,823
Union Pacific Corp.                                        2,452         308,020
United Parcel Service, Inc., Class B                       3,600         254,592
                                                                      ----------
                                                                       1,079,281

UTILITIES 1.1%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc. (a)                               5,300          90,789
Constellation Energy Group                                 1,700         174,301
Exelon Corp.                                               1,800         146,952
Mirant Corp. (a)*                                             25             974
NRG Energy, Inc. (a)*                                      3,200         138,688
PPL Corp.                                                  1,600          83,344
                                                                      ----------
                                                                         635,048

                                                                      ----------
TOTAL COMMON STOCK
(COST $45,248,601)                                                    57,660,192
                                                                      ----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                    ($)             ($)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.0%

Fixed Income Clearing Corp. dated 12/31/07, due
  01/02/08 at 3.65%, with a maturity value of
  $569,115 (fully collateralized by Federal
  Farm Credit Bank with a value of $582,656.)            569,000         569,000
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT

(COST $569,000)                                                          569,000
                                                                      ----------

END OF INVESTMENTS.

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.7%
  OF NET ASSETS
State Street Navigator Security Lending Prime
  Portfolio                                            5,084,455       5,084,455

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/07 the tax basis cost of the fund's investments was $46,150,566 and the unrealized appreciation and depreciation were $12,818,183 and ($739,557), respectively, with a net unrealized appreciation of $12,078,626.

*   Non-income producing security.

(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                     ($)             ($)
--------------------------------------------------------------------------------
100.3%  COMMON STOCK                                   5,854,120      6,747,178
  1.0%  SHORT-TERM INVESTMENT                             66,000         66,000
--------------------------------------------------------------------------------
101.3%  TOTAL INVESTMENTS                              5,920,120      6,813,178
(1.3)%  OTHER ASSETS AND
        LIABILITIES                                                     (86,440)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,726,738

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
COMMON STOCK 100.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
BorgWarner, Inc.                                             140           6,777
Johnson Controls, Inc.                                       600          21,624
TRW Automotive Holdings Corp. *                              300           6,270
                                                                    ------------
                                                                          34,671

BANKS 1.9%
--------------------------------------------------------------------------------
BB&T Corp.                                                   399          12,237
Wachovia Corp.                                             1,300          49,439
Wells Fargo & Co.                                          2,200          66,418
                                                                     -----------
                                                                         128,094

CAPITAL GOODS 10.5%
--------------------------------------------------------------------------------
AGCO Corp. *                                                 154          10,469
Armstrong World Industries, Inc. *                           200           8,022
Cummins, Inc.                                                376          47,891
Deere & Co.                                                1,800         167,616
General Electric Co.                                       6,200         229,834
Goodrich Corp.                                               200          14,122
Honeywell International, Inc.                                400          24,628
Kennametal, Inc.                                             140           5,300
L-3 Communications Holdings, Inc.                            300          31,782
Lennox International, Inc.                                   300          12,426
PACCAR, Inc.                                                 300          16,344
Raytheon Co.                                                 700          42,490
SPX Corp.                                                    270          27,770
Teleflex, Inc.                                               230          14,492
Terex Corp. *                                                400          26,228
The Shaw Group, Inc. *                                       390          23,572
Tyco International Ltd.                                       62           2,458
                                                                     -----------
                                                                         705,444

COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            1,000          11,020
Manpower, Inc.                                               300          17,070
                                                                     -----------
                                                                          28,090

CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Hasbro, Inc.                                                 760          19,441
Mohawk Industries, Inc. *                                     60           4,464
Whirlpool Corp.                                              200          16,326
                                                                     -----------
                                                                          40,231

CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                               4             130
McDonald's Corp.                                           1,500          88,365
Service Corp. International                                1,400          19,670
                                                                     -----------
                                                                         108,165

DIVERSIFIED FINANCIALS 8.4%
--------------------------------------------------------------------------------
Bank of America Corp.                                      3,440         141,934
Citigroup, Inc.                                            3,400         100,096
JPMorgan Chase & Co.                                       4,810         209,957
Morgan Stanley                                               980          52,048
The Goldman Sachs Group, Inc.                                300          64,515
                                                                     -----------
                                                                         568,550

ENERGY 23.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                     900          59,121
Apache Corp.                                               1,200         129,048
Chesapeake Energy Corp.                                    1,400          54,880
Chevron Corp.                                              2,910         271,590
Cimarex Energy Co.                                           329          13,993
ConocoPhillips                                             3,000         264,900
El Paso Corp.                                              2,200          37,928
ENSCO International, Inc.                                    200          11,924
Exxon Mobil Corp.                                          3,000         281,070
Helix Energy Solutions Group, Inc. *                         200           8,300
Helmerich & Payne, Inc.                                      400          16,028
Hess Corp.                                                 1,000         100,860
Marathon Oil Corp.                                         2,400         146,064
Nabors Industries Ltd. *                                     300           8,217
Occidental Petroleum Corp.                                   490          37,725
Overseas Shipholding Group, Inc.                             200          14,886
Pride International, Inc. *                                  300          10,170
Rowan Cos., Inc.                                             300          11,838
SEACOR Holdings, Inc. *                                      120          11,129
Tidewater, Inc.                                              300          16,458
Unit Corp. *                                                 200           9,250
Valero Energy Corp.                                          600          42,018
                                                                     -----------
                                                                       1,557,397

FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Supervalu, Inc.                                              800          30,016

FOOD, BEVERAGE & TOBACCO 2.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                           900          68,022
Bunge Ltd.                                                   110          12,805
Coca-Cola Enterprises, Inc.                                  880          22,906
Corn Products International, Inc.                            230           8,453
General Mills, Inc.                                          270          15,390
Loews Corp. - Carolina Group                                 400          34,120
PepsiAmericas, Inc.                                          300           9,996
Sara Lee Corp.                                             1,300          20,878

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
The Pepsi Bottling Group, Inc.                               100           3,946
                                                                     -----------
                                                                         196,516

HEALTH CARE EQUIPMENT & SERVICES 0.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                                  400          23,092
Kinetic Concepts, Inc. *                                     200          10,712
                                                                     -----------
                                                                          33,804

HOUSEHOLD & PERSONAL PRODUCTS 1.7%
--------------------------------------------------------------------------------
Avon Products, Inc.                                          300          11,859
Colgate-Palmolive Co.                                         70           5,457
The Procter & Gamble Co.                                   1,300          95,446
                                                                     -----------
                                                                         112,762

INSURANCE 10.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                   1,000          61,780
Alleghany Corp. *                                             16           6,432
Allied World Assurance Holdings Ltd.                         300          15,051
American Financial Group, Inc.                               135           3,899
American International Group, Inc.                         1,400          81,620
Endurance Specialty Holdings Ltd.                            300          12,519
Everest Re Group Ltd.                                        200          20,080
Genworth Financial, Inc., Class A                            180           4,581
Loews Corp.                                                1,800          90,612
PartnerRe Ltd.                                               260          21,457
Prudential Financial, Inc.                                   400          37,216
The Allstate Corp.                                         1,900          99,237
The Hartford Financial Services Group, Inc.                1,000          87,190
The Travelers Cos., Inc.                                   2,100         112,980
Unum Group                                                 1,200          28,548
XL Capital Ltd., Class A                                     590          29,683
                                                                     -----------
                                                                         712,885

MATERIALS 7.6%
--------------------------------------------------------------------------------
Alcoa, Inc.                                                2,080          76,024
Celanese Corp., Series A                                     280          11,850
Commercial Metals Co.                                        150           4,417
FMC Corp.                                                    432          23,566
Freeport-McMoRan Copper & Gold, Inc.                         290          29,708
International Paper Co.                                    1,690          54,722
Owens-Illinois, Inc. *                                       300          14,850
PPG Industries, Inc.                                         300          21,069
Reliance Steel & Aluminum Co.                                300          16,260
Steel Dynamics, Inc.                                         600          35,742
The Dow Chemical Co.                                       1,800          70,956
The Mosaic Co. *                                             800          75,472
The Scotts Miracle-Gro Co., Class A                          120           4,490
United States Steel Corp.                                    600          72,546
                                                                     -----------
                                                                         511,672

MEDIA 3.1%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         2,500          68,125
Gannett Co., Inc.                                          1,000          39,000
Time Warner, Inc.                                          6,200         102,362
                                                                     -----------
                                                                         209,487

PHARMACEUTICALS & BIOTECHNOLOGY 6.0%
--------------------------------------------------------------------------------
Biogen Idec, Inc. *                                          704          40,072
Invitrogen Corp. *                                           200          18,682
Johnson & Johnson                                          1,200          80,040
King Pharmaceuticals, Inc. *                               1,100          11,264
PerkinElmer, Inc.                                            380           9,887
Pfizer, Inc.                                              10,600         240,938
                                                                     -----------
                                                                         400,883

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Hospitality Properties Trust                                 400          12,888

RETAILING 0.7%
--------------------------------------------------------------------------------
Expedia, Inc. *                                              800          25,296
IAC/InterActive Corp. *                                      520          13,998
RadioShack Corp.                                             300           5,058
                                                                     -----------
                                                                          44,352

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc. *                300           4,329
Novellus Systems, Inc. *                                     180           4,963
                                                                     -----------
                                                                           9,292

SOFTWARE & SERVICES 2.1%
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. *                               730          12,417
Computer Sciences Corp. *                                    690          34,135
Electronic Data Systems Corp.                              1,500          31,095
Novell, Inc. *                                             1,200           8,244
Symantec Corp. *                                           2,500          40,350
Synopsys, Inc. *                                             610          15,817
                                                                     -----------
                                                                         142,058

TECHNOLOGY HARDWARE & EQUIPMENT 3.6%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                    550          21,604
Avnet, Inc. *                                                400          13,988
Hewlett-Packard Co.                                          820          41,394
International Business Machines Corp.                        800          86,480
Seagate Technology                                         1,200          30,600
Sun Microsystems, Inc. *                                   2,125          38,526
Vishay Intertechnology, Inc. *                               700           7,987
                                                                     -----------
                                                                         240,579

TELECOMMUNICATION SERVICES 7.1%
--------------------------------------------------------------------------------
AT&T, Inc.                                                 4,867         202,273
CenturyTel, Inc.                                             390          16,169
Embarq Corp.                                                 700          34,671
Verizon Communications, Inc.                               5,100         222,819
                                                                     -----------
                                                                         475,932

TRANSPORTATION 0.8%
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                       100           5,044
Northwest Airlines Corp. *                                   310           4,498
Ryder System, Inc.                                           300          14,103
UAL Corp. *                                                  300          10,698
Union Pacific Corp.                                          100          12,562
US Airways Group, Inc. *                                     300           4,413
                                                                     -----------
                                                                          51,318

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
UTILITIES 5.8%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                         500          20,345
American Electric Power Co., Inc.                          1,200          55,872
Dominion Resources, Inc.                                   1,600          75,920
DTE Energy Co.                                               590          25,936
Edison International                                       1,100          58,707
MDU Resources Group, Inc.                                    660          18,223
Mirant Corp. *                                               160           6,237
NRG Energy, Inc. *                                           300          13,002
Pepco Holdings, Inc.                                         800          23,464
PG&E Corp.                                                 1,300          56,017
Xcel Energy, Inc.                                          1,700          38,369
                                                                      ----------
                                                                         392,092

TOTAL COMMON STOCK
(COST $5,854,120)                                                      6,747,178
                                                                      ----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                    ($)             ($)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS

REPURCHASE AGREEMENT 1.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/31/07, due
  01/02/08 at 3.65%, with a maturity value of
  $66,013 (fully collateralized by Federal
  National Mortgage Association with a value of
  $70,875).                                               66,000          66,000
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $66,000)                                                            66,000
                                                                      ----------

END OF INVESTMENTS.

At 12/31/07 the tax basis cost of the fund's investments was $5,942,440 and the unrealized appreciation and depreciation were $1,165,141 and ($294,403), respectively, with a net unrealized appreciation of $870,738.

*  Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                     ($)             ($)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                  87,911,943     98,340,156
  1.2%  SHORT-TERM INVESTMENT                          1,180,000      1,180,000
-------------------------------------------------------------------------------
100.8%  TOTAL INVESTMENTS                             89,091,943     99,520,156
(0.8)%  OTHER ASSETS AND
        LIABILITIES                                                    (837,575)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   98,682,581

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                       140           5,046
The Goodyear Tire & Rubber Co. *                           3,630         102,438
TRW Automotive Holdings Corp. *                            3,600          75,240
                                                                    ------------
                                                                         182,724

BANKS 1.9%
--------------------------------------------------------------------------------
BB&T Corp.                                                30,313         929,700
Regions Financial Corp.                                   40,112         948,649
                                                                    ------------
                                                                       1,878,349

CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
Aecom Technology Corp. *                                   2,700          77,139
AGCO Corp. *                                               6,069         412,571
Caterpillar, Inc.                                          7,188         521,561
Cooper Industries Ltd., Class A                            6,400         338,432
Cummins, Inc.                                              8,400       1,069,908
Deere & Co.                                                8,870         825,974
First Solar, Inc. *                                           80          21,371
General Electric Co.                                      29,850       1,106,540
Goodrich Corp.                                               100           7,061
Kennametal, Inc.                                           5,600         212,016
PACCAR, Inc.                                               2,860         155,813
Precision Castparts Corp.                                 10,396       1,441,925
Rockwell Collins, Inc.                                     5,520         397,274
SPX Corp.                                                  4,770         490,595
Teleflex, Inc.                                             2,800         176,428
Textron, Inc.                                              5,600         399,280
The Manitowoc Co., Inc.                                    3,928         191,804
The Shaw Group, Inc. *                                     5,000         302,200
URS Corp. *                                                3,700         201,021
W.W. Grainger, Inc.                                        5,700         498,864
                                                                    ------------
                                                                       8,847,777

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Steelcase Inc., Class A                                    6,500         103,155

CONSUMER DURABLES & APPAREL 1.8%
--------------------------------------------------------------------------------
Fossil, Inc. *                                             2,700         113,346
Garmin Ltd.                                               10,121         981,737
Hasbro, Inc.                                              11,700         299,286
NIKE, Inc., Class B                                        6,130         393,791
                                                                    ------------
                                                                       1,788,160

CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Bally Technologies, Inc. *                                   100           4,972
Darden Restaurants, Inc.                                   8,820         244,402
McDonald's Corp.                                           1,755         103,387
Service Corp. International                                    3              42
Yum! Brands, Inc.                                         29,100       1,113,657
                                                                    ------------
                                                                       1,466,460

DIVERSIFIED FINANCIALS 4.1%
--------------------------------------------------------------------------------
Bank of America Corp.                                     42,693       1,761,513
Eaton Vance Corp.                                          7,600         345,116
Franklin Resources, Inc.                                   4,450         509,213
IntercontinentalExchange, Inc. *                           4,680         900,900
Janus Capital Group, Inc.                                  1,650          54,203
JPMorgan Chase & Co.                                       8,640         377,136
Nasdaq Stock Market, Inc. *                                1,327          65,673
                                                                    ------------
                                                                       4,013,754

ENERGY 19.7%
--------------------------------------------------------------------------------
Apache Corp.                                               1,260         135,500
Atwood Oceanics, Inc. *                                    1,700         170,408
Cameron International Corp. *                              7,800         375,414
Chesapeake Energy Corp.                                   25,482         998,894
Chevron Corp.                                             34,884       3,255,724
ConocoPhillips                                            33,760       2,981,008
Devon Energy Corp.                                         8,268         735,108
Diamond Offshore Drilling, Inc.                            5,200         738,400
ENSCO International, Inc.                                 12,300         733,326
Exxon Mobil Corp.                                         48,800       4,572,072
Helmerich & Payne, Inc.                                    4,500         180,315
Noble Corp.                                               17,516         989,829
Occidental Petroleum Corp.                                 3,731         287,250
Pride International, Inc. *                               13,499         457,616
Rowan Cos., Inc.                                           2,280          89,969
Schlumberger Ltd.                                          5,769         567,497
SEACOR Holdings, Inc. *                                    1,700         157,658
Sunoco, Inc.                                               4,006         290,195
Superior Energy Services, Inc. *                             700          24,094
Tidewater, Inc.                                            3,800         208,468
Transocean, Inc. *                                        10,348       1,481,316
                                                                    ------------
                                                                      19,430,061

FOOD & STAPLES RETAILING 1.7%
--------------------------------------------------------------------------------
CVS/Caremark Corp.                                        41,590       1,653,203
Longs Drug Stores Corp.                                      260          12,220
                                                                    ------------
                                                                       1,665,423

FOOD, BEVERAGE & TOBACCO 2.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        12,870         972,715
Bunge Ltd.                                                 7,010         816,034
Corn Products International, Inc.                          5,960         219,030

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
General Mills, Inc.                                        5,240         298,680
Molson Coors Brewing Co., Class B                          7,500         387,150
The Coca-Cola Co.                                            450          27,616
UST, Inc.                                                    220          12,056
                                                                      ----------
                                                                       2,733,281

HEALTH CARE EQUIPMENT & SERVICES 2.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                7,000         404,110
CIGNA Corp.                                               15,630         839,800
Coventry Health Care, Inc. *                                 130           7,703
Express Scripts, Inc. *                                    1,100          80,300
Humana, Inc. *                                            10,950         824,644
Medco Health Solutions, Inc. *                             3,896         395,054
UnitedHealth Group, Inc.                                     548          31,894
                                                                      ----------
                                                                       2,583,505

HOUSEHOLD & PERSONAL PRODUCTS 2.2%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        2,060          81,432
Colgate-Palmolive Co.                                     15,350       1,196,686
Energizer Holdings, Inc. *                                 3,900         437,307
The Estee Lauder Cos., Inc., Class A                       8,100         353,241
The Procter & Gamble Co.                                   1,250          91,775
                                                                      ----------
                                                                       2,160,441

INSURANCE 10.9%
--------------------------------------------------------------------------------
ACE Ltd.                                                  18,400       1,136,752
Alleghany Corp. *                                            496         199,392
Allied World Assurance Holdings Ltd.                       3,790         190,144
American International Group, Inc.                        41,152       2,399,162
Aspen Insurance Holdings Ltd.                              4,775         137,711
CNA Financial Corp.                                        3,800         128,136
Genworth Financial, Inc., Class A                         22,000         559,900
Hanover Insurance Group, Inc.                              2,613         119,675
Loews Corp.                                               32,140       1,617,928
Marsh & McLennan Cos., Inc.                               34,800         921,156
PartnerRe Ltd.                                             3,520         290,506
Prudential Financial, Inc.                                20,400       1,898,016
Unum Group                                                24,500         582,855
XL Capital Ltd., Class A                                  11,282         567,597
                                                                      ----------
                                                                      10,748,930

MATERIALS 3.0%
--------------------------------------------------------------------------------
Celanese Corp., Series A                                     900          38,088
CF Industries Holdings, Inc.                               3,490         384,109
FMC Corp.                                                  4,010         218,746
Freeport-McMoRan Copper & Gold, Inc.                       1,738         178,041
MeadWestvaco Corp.                                         7,956         249,023
Monsanto Co.                                               2,960         330,602
Owens-Illinois, Inc. *                                    10,588         524,106
PPG Industries, Inc.                                       4,170         292,859
Southern Copper Corp.                                      5,000         525,650
Terra Industries, Inc. *                                   5,662         270,417
                                                                      ----------
                                                                       3,011,641

MEDIA 2.8%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        55,900       1,523,275
EchoStar Communications Corp., Class A *                   5,632         212,439
Gannett Co., Inc.                                         15,500         604,500
The DIRECTV Group, Inc. *                                  5,260         121,611
The Walt Disney Co.                                        9,380         302,787
                                                                      ----------
                                                                       2,764,612

PHARMACEUTICALS & BIOTECHNOLOGY 6.3%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                   9,310         246,901
Gilead Sciences, Inc. *                                      230          10,582
Merck & Co., Inc.                                         11,300         656,643
PerkinElmer, Inc.                                          7,890         205,298
Pfizer, Inc.                                             133,900       3,043,547
Waters Corp. *                                             8,400         664,188
Wyeth                                                     30,900       1,365,471
                                                                      ----------
                                                                       6,192,630

RETAILING 3.1%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           6,200         495,814
Amazon.com, Inc. *                                        16,182       1,499,101
AutoZone, Inc. *                                           2,800         335,748
Expedia, Inc. *                                            3,489         110,322
IAC/InterActive Corp. *                                   14,500         390,340
The Sherwin-Williams Co.                                   4,600         266,984
                                                                      ----------
                                                                       3,098,309

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. *                         14,010       1,239,745

SOFTWARE & SERVICES 4.8%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                    3,390         122,142
BMC Software, Inc. *                                         230           8,197
Cadence Design Systems, Inc. *                            17,810         302,948
Computer Sciences Corp. *                                  4,810         237,951
DST Systems, Inc. *                                        3,691         304,692
Electronic Data Systems Corp.                             31,020         643,045
Google, Inc., Class A *                                    2,682       1,854,549
Microsoft Corp.                                           33,720       1,200,432
Oracle Corp. *                                             1,860          41,999
Synopsys, Inc. *                                              36             933
                                                                      ----------
                                                                       4,716,888

TECHNOLOGY HARDWARE & EQUIPMENT 11.2%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                   14,500         672,365
Apple, Inc. *                                             16,400       3,248,512
Arrow Electronics, Inc. *                                  8,568         336,551
Avnet, Inc. *                                                  4             140
AVX Corp.                                                  1,520          20,398
Flextronics International Ltd. *                           3,600          43,416
Harris Corp.                                              11,200         702,016
Hewlett-Packard Co.                                       57,226       2,888,769
International Business Machines Corp.                     27,500       2,972,750
Vishay Intertechnology, Inc. *                            12,820         146,276
                                                                      ----------
                                                                      11,031,193

TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
AT&T, Inc.                                                12,300         511,188
CenturyTel, Inc.                                             100           4,146
Verizon Communications, Inc.                              60,309       2,634,900
                                                                      ----------
                                                                       3,150,234

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
TRANSPORTATION 1.5%
--------------------------------------------------------------------------------
Union Pacific Corp.                                       12,300       1,545,126

UTILITIES 4.0%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                  22,000         376,860
Dominion Resources, Inc.                                   2,256         107,047
DTE Energy Co.                                             2,600         114,296
MDU Resources Group, Inc.                                 12,500         345,125
NRG Energy, Inc. *                                        13,850         600,259
ONEOK, Inc.                                                3,400         152,218
Pepco Holdings, Inc.                                         240           7,039
PG&E Corp.                                                26,100       1,124,649
Reliant Energy, Inc. *                                    22,800         598,272
Xcel Energy, Inc.                                         24,900         561,993
                                                                      ----------
                                                                       3,987,758

                                                                      ----------
TOTAL COMMON STOCK
(COST $87,911,943)                                                    98,340,156
                                                                      ----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                    ($)              ($)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------

Fixed Income Clearing Corp. dated 12/31/07, due
  01/02/08 at 3.65%, with a maturity value of
  $1,180,239 (fully collateralized by Federal
  Home Loan Mortgage Corporation with a value of
  $1,208,625.)                                          1,180,000      1,180,000
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,180,000)                                                      1,180,000

END OF INVESTMENTS.

At 12/31/07, the tax basis cost of the fund's investments was $89,220,963 and the unrealized appreciation and depreciation were $13,389,529 and ($3,090,336), respectively, with a net unrealized appreciation of $10,299,193.

*  Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                    COST               VALUE
HOLDINGS BY CATEGORY                                 ($)                ($)
--------------------------------------------------------------------------------
 100.0%   COMMON STOCK                          724,180,921         825,121,352
   0.5%   SHORT-TERM INVESTMENT                   3,878,000           3,878,000
--------------------------------------------------------------------------------
 100.5%   TOTAL INVESTMENTS                     728,058,921         828,999,352
   8.9%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                     73,605,756          73,605,756
 (9.4)%   OTHER ASSETS AND
          LIABILITIES                                               (77,371,729)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                825,233,379

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
COMMON STOCK  100.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS  1.0%
-------------------------------------------------------------------------------
Aftermarket Technology Corp. *                         25,073           683,490
American Axle & Manufacturing Holdings,
   Inc. (a)                                               642            11,954
Autoliv, Inc. (a)                                      81,713         4,307,092
Standard Motor Products, Inc. (a)                      27,524           224,596
Strattec Security Corp. (a)                               921            38,157
The Goodyear Tire & Rubber Co. (a)*                    13,008           367,086
TRW Automotive Holdings Corp. (a)*                    130,720         2,732,048
                                                                   ------------
                                                                      8,364,423

BANKS  1.4%
-------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                     98               943
Alliance Financial Corp.                                5,150           133,900
American National Bankshares, Inc.                        300             5,991
Annapolis Bancorp, Inc. *                               1,902            14,512
BancFirst Corp. (a)                                     4,300           184,255
Banco Latinoamericano de Exportaciones,
   S.A., Class E (a)                                   73,670         1,201,558
Bar Harbor Bankshares (a)                                 657            20,531
Berkshire Hills Bancorp, Inc. (a)                       4,456           115,856
Beverly Hills Bancorp, Inc. (a)                        44,368           226,277
BNCCorp, Inc. (a)*                                        416             5,404
Bridge Capital Holdings *                               3,469            74,237
Britton & Koontz Capital Corp.                            946            16,214
Bryn Mawr Bank Corp.                                      600            13,758
Camco Financial Corp. (a)                                 930            10,277
Capital Bank Corp.                                      4,693            49,652
Carolina Bank Holdings, Inc. *                          1,750            19,635
Carver Bancorp, Inc.                                    4,970            68,039
Cascade Financial Corp.                                 8,540           116,144
Central Bancorp, Inc.                                   1,000            20,150
Centrue Financial Corp.                                 1,710            38,030
CFS Bancorp, Inc. (a)                                  14,602           213,773
Citizens Holdings Co. (a)                                 311             5,666
Citizens South Banking Corp. (a)                          650             6,585
Codorus Valley Bancorp, Inc.                              220             3,757
Community Bank Shares of Indiana, Inc.                  4,527            80,581
Community Bankshares, Inc.                                400             5,380
Community Capital Corp.                                 4,020            60,220
Community Financial Corp.                               1,720            15,463
Community Shores Bank Corp. *                             100               575
Farmers Capital Bank Corp.                                900            24,300
Federal Agricultural Mortgage Corp.,
   Class C (a)                                         27,230           716,694
Fidelity Southern Corp.                                24,400           227,652
First Bancorp of Indiana, Inc.                          1,455            16,369
First Bancshares, Inc. *                                1,310            21,595
First BancTrust Corp.                                   6,300            66,685
First Capital, Inc.                                       990            16,335
First Community Corp.                                   1,710            22,059
First Defiance Financial Corp. (a)                      5,810           127,936
First Federal Bancshares of Arkansas,
   Inc. (a)                                             7,300           105,850
First Federal Bankshares, Inc.                          2,400            33,840
First Financial Service Corp.                             440            10,461
First Franklin Corp.                                    3,600            36,000
First M&F Corp.                                         6,200            97,960
First Merchants Corp. (a)                               6,926           151,264
First PacTrust Bancorp, Inc.                              100             1,800
First Place Financial Corp. (a)                        30,172           422,106
First United Corp. (a)                                  5,365           107,890
First West Virginia Bancorp, Inc.                       3,300            48,345
FNB Corp. of North Carolina                             6,648            80,840
FNB Corp. of Virginia                                   5,596           129,995
Franklin Bank Corp. (a)*                               68,613           295,722
Gateway Financial Holdings, Inc. (a)                   13,223           157,750
Glen Burnie Bancorp                                       200             3,226
Great Pee Dee Bancorp, Inc.                               397             9,081
GS Financial Corp.                                      1,850            35,039
Guaranty Federal Bancshares, Inc. (a)                   2,370            68,066
Habersham Bancorp, Inc.                                 7,400           114,885
Hawthorn Bancshares, Inc.                               8,042           201,050
HF Financial Corp.                                      6,987           105,853
HMN Financial, Inc.                                    10,097           243,843
Home Federal Bancorp                                    1,618            37,198
Horizon Bancorp                                         3,681            94,418
Imperial Capital Bancorp, Inc. (a)                     13,240           242,292
Integra Bank Corp. (a)                                 44,812           632,297
Liberty Bancorp, Inc.                                   2,330            23,882
LSB Financial Corp.                                     4,725            90,720
MASSBANK Corp.                                         10,420           379,496
MFB Corp.                                               2,000            53,710
Monarch Community Bancorp, Inc.                         4,130            47,412

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Monroe Bancorp                                            113             1,808
MutualFirst Financial, Inc. (a)                           164             2,247
New Hampshire Thrift Bancshares, Inc.                   3,660            45,640
NewBridge Bancorp                                      20,032           216,145
Northeast Bancorp                                       1,000            14,250
Northrim BanCorp, Inc.                                  1,906            40,636
Norwood Financial Corp.                                   160             5,000
Park Bancorp, Inc.                                      1,095            26,827
Parkvale Financial Corp. (a)                            9,812           272,283
Peoples Bancorp                                         1,450            21,533
Peoples Bancorp of North Carolina                      15,363           230,445
Peoples Bancorp, Inc. (a)                               9,373           233,294
Peoples Community Bancorp, Inc.                           855            11,850
Pinnacle Bancshares, Inc.                               1,600            18,000
Premier Financial Bancorp, Inc. (a)                       200             2,556
Provident Financial Holdings, Inc.                     11,480           188,961
Republic First Bancorp, Inc. (a)*                      20,435           141,001
Security National Financial Corp.,
   Class A *                                            2,855            11,135
Shore Financial Corp.                                     200             2,440
Simmons First National Corp., Class A (a)               9,048           239,772
Southern Missouri Bancorp, Inc.                           100             1,399
Southwest Bancorp, Inc.                                39,571           725,336
Team Financial, Inc.                                    2,330            34,554
Teche Holding Co.                                         900            33,975
TF Financial Corp.                                      2,770            68,253
United Bancshares, Inc.                                 1,140            15,835
United Community Financial Corp. (a)                   43,465           239,927
United Western Bancorp, Inc.                            5,454           109,080
Wainwright Bank & Trust Co.                             5,269            69,762
Wayne Savings Bancshares, Inc.                            941            10,229
Willow Financial Bancorp, Inc.                            324             2,718
WSFS Financial Corp. (a)                               15,751           790,700
WVS Financial Corp.                                     1,900            31,217
Yadkin Valley Financial Corp.                             195             2,978
                                                                   ------------
                                                                     11,891,065

CAPITAL GOODS  12.1%
-------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                56,600         2,547,000
Aecom Technology Corp. (a)*                             8,186           233,874
Alamo Group, Inc. (a)                                   4,180            75,742
Alliant Techsystems, Inc. (a)*                          9,800         1,114,848
Ameron International Corp. (a)                          4,430           408,224
Applied Industrial Technologies, Inc. (a)              71,827         2,084,420
Astec Industries, Inc. (a)*                            25,015           930,308
Baldwin Technology Co., Inc.,
   Class A (a)*                                        43,210           203,951
Barnes Group, Inc. (a)                                 18,654           622,857
BE Aerospace, Inc. *                                   64,843         3,430,195
Chase Corp. (a)                                         2,700            68,175
Chicago Rivet & Machine Co.                             1,490            29,949
CIRCOR International, Inc. (a)                         11,510           533,604
Crane Co.                                              43,357         1,860,015
Cubic Corp. (a)                                         6,824           267,501
Ducommun, Inc. *                                       21,672           823,536
Eastern Co.                                            13,940           255,660
Edac Technologies Corp. *                               9,834            96,177
EnPro Industries, Inc. (a)*                            10,781           330,438
Espey Manufacturing & Electronics Corp.                 4,240            79,627
Esterline Technologies Corp. (a)*                       7,530           389,677
First Solar, Inc. (a)*                                  3,446           920,564
Flowserve Corp. (a)                                     7,400           711,880
Furmanite Corp. (a)*                                   18,010           212,518
Gardner Denver, Inc. *                                 40,940         1,351,020
Hardinge, Inc. (a)                                     30,691           514,995
Harsco Corp. (a)                                       67,912         4,351,122
Herley Industries, Inc. (a)*                           37,400           514,250
Hurco Cos., Inc. *                                     15,062           657,456
Huttig Building Products, Inc. (a)*                    28,299            98,764
II-VI, Inc. (a)*                                       13,701           418,566
Industrial Distribution Group, Inc. (a)*               15,653           179,227
K-Tron International, Inc. *                            6,005           716,096
Kadant, Inc. *                                         50,900         1,510,203
Kaman Corp. (a)                                        65,186         2,399,497
Kennametal, Inc.                                      102,102         3,865,582
Key Technology, Inc. *                                  5,896           203,412
Lawson Products, Inc. (a)                               4,077           154,600
Lennox International, Inc. (a)                          2,520           104,378
Lincoln Electric Holdings, Inc. (a)                    16,908         1,203,511
LSI Industries, Inc.                                      190             3,458
Lydall, Inc. (a)*                                      41,980           441,630
Meadow Valley Corp. *                                  10,889           138,617
Michael Baker Corp. *                                  17,100           702,810
Mueller Industries, Inc.                                  720            20,873
NACCO Industries, Inc., Class A (a)                    16,500         1,644,885
Nortech Systems, Inc. (a)*                              3,328            21,482
Northwest Pipe Co. (a)*                                12,650           495,121
Orbital Sciences Corp. (a)*                           135,662         3,326,432
Perini Corp. (a)*                                      71,960         2,980,583
Powell Industries, Inc. (a)*                            8,662           381,734
Preformed Line Products Co. (a)                         5,030           299,285
Regal-Beloit Corp. (a)                                 76,330         3,431,033
Robbins & Myers, Inc. (a)                              39,480         2,985,872
Rush Enterprises, Inc., Class A (a)*                   52,649           957,159
Rush Enterprises, Inc., Class B *                      48,745           867,661
Servotronics, Inc. *                                      980            14,210
SL Industries, Inc. *                                  12,970           260,956
SPX Corp.                                             126,707        13,031,815
Standex International Corp. (a)                        20,650           360,342
Stanley, Inc. *                                        14,690           470,374
Taylor Devices, Inc. (a)*                               4,748            33,236
Tech/Ops Sevcon, Inc.                                   6,860            51,450
Teledyne Technologies, Inc. (a)*                       47,791         2,548,694
Teleflex, Inc. (a)                                    128,880         8,120,729
Tennant Co. (a)                                        16,390           725,913
The L.S. Starrett Co., Class A (a)                     16,050           271,406
The Manitowoc Co., Inc. (a)                            29,558         1,443,317
The Middleby Corp. (a)*                                22,538         1,726,862
The Timken Co. (a)                                     31,948         1,049,492
Tredegar Corp. (a)                                     52,241           840,035

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Triumph Group, Inc. (a)                                47,712         3,929,083
Twin Disc, Inc. (a)                                     3,360           237,787
URS Corp. *                                           134,843         7,326,020
Willis Lease Finance Corp. *                           21,670           271,742
Woodward Governor Co. (a)                              26,610         1,808,149
                                                                   ------------
                                                                     99,693,666

COMMERCIAL SERVICES & SUPPLIES 2.4%
-------------------------------------------------------------------------------
A.T. Cross Co., Class A *                              31,939           318,751
Avalon Holdings Corp., Class A (a)*                     5,720            30,602
Bowne & Co., Inc. (a)                                  78,960         1,389,696
CDI Corp. (a)                                          38,539           934,956
Champion Industries, Inc.                              12,013            54,299
Clean Harbors, Inc. *                                   1,286            66,486
Comfort Systems USA, Inc. (a)                         118,521         1,514,698
CompX International, Inc. (a)                           5,240            76,609
Deluxe Corp.                                           27,981           920,295
Ecology & Environment, Inc., Class A                    4,252            47,155
Exponent, Inc. (a)*                                    49,520         1,339,021
GeoEye, Inc. (a)*                                      50,266         1,691,451
GP Strategies Corp. *                                  38,690           412,048
IKON Office Solutions, Inc. (a)                        22,432           292,065
Interface, Inc., Class A (a)                          114,524         1,869,032
Kelly Services, Inc., Class A (a)                      69,460         1,296,124
Layne Christensen Co. (a)*                             27,725         1,364,347
Nashua Corp. *                                          7,734            89,869
National Technical Systems, Inc. *                     14,483           101,091
North American Galvanizing & Coatings,
   Inc. *                                              23,623           143,392
RCM Technologies, Inc. *                               28,827           169,503
Spherion Corp. (a)*                                   157,600         1,147,328
Steelcase, Inc., Class A (a)                          235,887         3,743,527
Tufco Technologies, Inc. *                              2,242            14,573
Virco Manufacturing Corp. (a)                          15,455           114,058
VSE Corp.                                               1,016            49,621
Waste Industries USA, Inc. (a)                         20,997           762,191
Westaff, Inc. *                                        38,492           153,968
                                                                   ------------
                                                                     20,106,756

CONSUMER DURABLES & APPAREL 4.0%
-------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                 129,392         2,626,658
Avatar Holdings, Inc. (a)*                             12,610           527,350
Blyth, Inc. (a)                                        69,830         1,532,070
Callaway Golf Co. (a)                                 112,500         1,960,875
CSS Industries, Inc. (a)                               14,930           547,931
Culp, Inc. *                                           22,960           160,031
Deckers Outdoor Corp. (a)*                             34,774         5,392,056
Decorator Industries, Inc.                              3,640            15,470
Ethan Allen Interiors, Inc. (a)                       108,529         3,093,077
Flexsteel Industries, Inc.                             17,600           211,200
Fossil, Inc. (a)*                                      94,180         3,953,676
G-III Apparel Group Ltd. (a)*                           2,389            35,286
GameTech International, Inc. (a)*                      29,526           211,849
Hooker Furniture Corp. (a)                                160             3,216
Jaclyn, Inc. *                                            520             3,588
JAKKS Pacific, Inc. (a)*                               85,500         2,018,655
LaCrosse Footwear, Inc.                                 2,350            41,219
Man Sang Holdings, Inc. (a)*                            9,800            88,298
Movado Group, Inc. (a)                                 61,330         1,551,036
National Presto Industries, Inc. (a)                   13,510           711,437
P & F Industries, Inc., Class A *                       5,120            30,362
Q.E.P. Co., Inc. (a)*                                   8,900            93,005
RC2 Corp. (a)*                                         30,324           851,195
Syntax-Brillian Corp. (a)*                             22,541            69,426
The Warnaco Group, Inc. (a)*                          110,794         3,855,631
Universal Electronics, Inc. (a)*                       44,109         1,475,005
Weyco Group, Inc. (a)                                  12,684           348,810
Wolverine World Wide, Inc. (a)                         48,120         1,179,902
                                                                   ------------
                                                                     32,588,314

CONSUMER SERVICES 3.9%
-------------------------------------------------------------------------------
Ark Restaurants Corp.                                     410            15,092
Bally Technologies, Inc. (a)*                          57,482         2,858,005
Burger King Holdings, Inc. (a)                        155,100         4,421,901
Canterbury Park Holding Corp.                              40               480
Carriage Services, Inc. (a)*                            3,310            29,128
CBRL Group, Inc. (a)                                   72,594         2,351,320
Chipotle Mexican Grill, Inc.,
   Class A (a)*                                         2,490           366,204
DeVry, Inc. (a)                                        89,531         4,652,031
Dover Motorsports, Inc. (a)                            29,890           195,780
Flanigan's Enterprises, Inc. *                          1,831            14,740
Frisch's Restaurants, Inc.                              4,660           109,044
ILX Resorts, Inc.                                       8,290            29,844
INVESTools, Inc. (a)*                                  50,730           899,950
J. Alexander's Corp. (a)                               11,170           117,285
Jack In the Box, Inc. (a)*                              9,838           253,525
Lodgian, Inc. (a)*                                      1,344            15,133
Mexican Restaurants, Inc. *                             7,631            41,131
Morton's Restaurant Group, Inc. (a)*                    8,915            83,177
Nathan's Famous, Inc. *                                 5,324            93,010
Nobel Learning Communities, Inc. (a)*                  16,300           233,742
Red Lion Hotels Corp. *                                47,660           474,217
Rubio's Restaurants, Inc. (a)*                          8,220            67,815
Service Corp. International (a)                       468,898         6,588,017
Silverleaf Resorts, Inc. (a)*                          96,107           398,844
Speedway Motorsports, Inc. (a)                         35,510         1,103,651
Star Buffet, Inc.                                       2,037            10,735
Stewart Enterprises, Inc., Class A (a)                327,992         2,919,129
The Marcus Corp. (a)                                   24,129           372,793
Vail Resorts, Inc. (a)*                                     9               484
WMS Industries, Inc. (a)*                              95,478         3,498,314
                                                                   ------------
                                                                     32,214,521

DIVERSIFIED FINANCIALS 1.2%
-------------------------------------------------------------------------------
Advanta Corp., Class A                                      7                51
American Physicians Service Group, Inc.                10,055           201,603
California First National Bancorp                       8,190            79,689
Eaton Vance Corp. (a)                                  20,997           953,474
Federated Investors, Inc., Class B (a)                  4,549           187,237

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
GAMCO Investors, Inc., Class A                          6,760           467,792
GFI Group, Inc. (a)*                                      810            77,533
Greenhill & Co., Inc. (a)                              27,700         1,841,496
Knight Capital Group, Inc., Class A (a)*              316,775         4,561,560
Paulson Capital Corp. *                                   900             4,320
PICO Holdings, Inc. (a)*                                8,366           281,265
Raymond James Financial, Inc.                             816            26,650
Stifel Financial Corp. (a)*                            21,215         1,115,272
SWS Group, Inc. (a)                                    17,610           223,119
Waddell & Reed Financial, Inc., Class A                   720            25,985
                                                                   ------------
                                                                     10,047,046

ENERGY 10.1%
-------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                          4,753           122,152
Atlas America, Inc. (a)                                10,120           598,902
ATP Oil & Gas Corp. *                                  59,690         3,016,733
Atwood Oceanics, Inc. (a)*                             84,700         8,490,328
Bois d'Arc Energy, Inc. (a)*                           28,090           557,586
Cimarex Energy Co. (a)                                  1,610            68,473
Complete Production Services, Inc. (a)*                69,437         1,247,783
Comstock Resources, Inc. *                              9,630           327,420
Crosstex Energy, Inc. (a)                              38,386         1,429,495
Dawson Geophysical Co. (a)*                               300            21,438
EXCO Resources, Inc. (a)*                             108,458         1,678,930
FMC Technologies, Inc. *                                   20             1,134
Foundation Coal Holdings, Inc. (a)                     80,060         4,203,150
Frontier Oil Corp.                                     12,680           514,554
GulfMark Offshore, Inc. (a)*                           33,865         1,584,543
Helmerich & Payne, Inc. (a)                            66,464         2,663,212
Hornbeck Offshore Services, Inc. (a)*                  61,305         2,755,660
ION Geophysical Corp. (a)*                            166,907         2,633,792
Lufkin Industries, Inc. (a)                            29,340         1,680,889
Mariner Energy, Inc. (a)*                             232,340         5,315,939
Oil States International, Inc. (a)*                    83,617         2,853,012
Penn Virginia Corp. (a)                               102,408         4,468,061
Pride International, Inc. *                            89,216         3,024,422
Rosetta Resources, Inc. (a)*                          134,772         2,672,529
Rowan Cos., Inc. (a)                                   93,241         3,679,290
SEACOR Holdings, Inc. (a)*                             62,428         5,789,573
Superior Energy Services, Inc. *                      165,100         5,682,742
Swift Energy Co. (a)*                                  74,175         3,265,925
T-3 Energy Services, Inc. (a)*                         16,089           756,344
Tidewater, Inc. (a)                                   181,780         9,972,451
Trico Marine Services, Inc. (a)*                       31,144         1,152,951
Union Drilling, Inc. (a)*                              33,732           531,954
W-H Energy Services, Inc. (a)*                            570            32,040
Willbros Group, Inc. (a)*                               4,180           160,052
                                                                   ------------
                                                                     82,953,459

FOOD & STAPLES RETAILING 1.1%
-------------------------------------------------------------------------------
Arden Group, Inc., Class A (a)                            220            34,032
Casey's General Stores, Inc.                           19,127           566,350
Ingles Markets, Inc., Class A (a)                      27,765           704,953
Longs Drug Stores Corp. (a)                           105,930         4,978,710
Nash Finch Co. (a)                                     34,633         1,221,852
Ruddick Corp. (a)                                       1,380            47,845
Spartan Stores, Inc. (a)                                3,969            90,692
Susser Holdings Corp. *                                11,390           233,495
Village Super Market, Inc., Class A (a)                 3,298           167,835
Weis Markets, Inc. (a)                                 31,120         1,242,933
                                                                   ------------
                                                                      9,288,697

FOOD, BEVERAGE & TOBACCO 1.9%
-------------------------------------------------------------------------------
Cal-Maine Foods, Inc. (a)                              36,900           978,957
Corn Products International, Inc. (a)                 107,553         3,952,573
Darling International, Inc. (a)*                       26,600           307,496
Diamond Foods, Inc.                                    38,914           833,927
Flowers Foods, Inc. (a)                               184,492         4,318,958
Fresh Del Monte Produce, Inc. (a)*                     42,760         1,435,881
Griffin Land & Nurseries, Inc.                          3,320           121,180
J & J Snack Foods Corp. (a)                            10,341           323,466
Molson Coors Brewing Co., Class B                      21,260         1,097,441
Omega Protein Corp. *                                  14,180           131,732
Seaboard Corp. (a)                                      1,171         1,721,370
Seneca Foods Corp., Class B *                           1,000            22,160
Tasty Baking Co.                                       22,514           187,316
Zapata Corp. *                                          2,990            21,887
                                                                   ------------
                                                                     15,454,344

HEALTH CARE EQUIPMENT & SERVICES 3.4%
-------------------------------------------------------------------------------
Align Technology, Inc. (a)*                             9,518           158,760
Allied Healthcare Products, Inc. *                     19,700           142,825
Amedisys, Inc. (a)*                                    71,990         3,492,955
American Shared Hospital Services                      10,620            22,302
Angeion Corp. (a)*                                     10,614           100,302
AngioDynamics, Inc. (a)*                                7,032           133,889
Atrion Corp.                                            1,596           203,490
BioScrip, Inc. *                                        3,975            30,727
Cardiac Science Corp. *                                59,815           483,903
CONMED Corp. (a)*                                      25,600           591,616
Cynosure, Inc., Class A (a)*                           19,880           526,025
Datascope Corp. (a)                                    33,805         1,230,502
Gentiva Health Services, Inc. (a)*                     75,234         1,432,455
Hanger Orthopedic Group, Inc. *                        54,190           596,632
Hlth Corp. (a)*                                             3                40
HMS Holdings Corp. (a)*                                14,555           483,372
Immucor, Inc. (a)*                                      6,339           215,463
IntegraMed America, Inc. (a)*                          18,402           211,623
Kewaunee Scientific Corp.                               4,537            89,334
Kindred Healthcare, Inc. *                             73,691         1,840,801
MedCath Corp. (a)*                                     28,981           711,773
MTS Medication Technologies (a)*                       11,340           149,121
National Dentex Corp. (a)*                              2,940            47,393
National Healthcare Corp. (a)                          19,244           994,915
Natus Medical, Inc. *                                   4,420            85,527
Orthofix International N.V. (a)*                       46,100         2,672,417
Osteotech, Inc. (a)*                                   13,670           106,899
Pediatrix Medical Group, Inc. *                         9,400           640,610
Radnet, Inc. *                                         51,658           524,329
RehabCare Group, Inc. (a)*                             51,698         1,166,307

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Res-Care, Inc. (a)*                                    67,585         1,700,439
Skilled Healthcare Group, Inc.,
   Class A (a)*                                        55,227           807,971
Span-America Medical Systems, Inc. (a)                  7,600            85,956
SRI/Surgical Express, Inc. *                            8,659            51,088
STERIS Corp.                                          130,985         3,777,607
Theragenics Corp. (a)*                                 75,290           269,538
Vital Signs, Inc. (a)                                   8,274           422,967
Zoll Medical Corp. (a)*                                60,998         1,629,867
                                                                   ------------
                                                                     27,831,740

HOUSEHOLD & PERSONAL PRODUCTS 1.0%
-------------------------------------------------------------------------------
Chattem, Inc. (a)*                                      2,248           169,814
Elizabeth Arden, Inc. (a)*                             23,053           469,129
Energizer Holdings, Inc. (a)*                          58,331         6,540,655
Inter Parfums, Inc. (a)                                 6,606           118,710
Natural Alternative International, Inc. *              16,941           146,201
Nutraceutical International Corp. *                    10,470           138,727
Oil-Dri Corp. of America                               18,400           403,696
Schiff Nutrition International, Inc.                   16,960            97,350
                                                                   ------------
                                                                      8,084,282

INSURANCE 9.0%
-------------------------------------------------------------------------------
Alleghany Corp. (a)*                                   12,444         5,002,488
Allied World Assurance Holdings Ltd.                  139,392         6,993,297
American Financial Group, Inc. (a)                    263,059         7,597,144
American National Insurance Co. (a)                    15,033         1,822,601
American Safety Insurance Holdings Ltd. *              25,300           497,145
Arch Capital Group Ltd. (a)*                           25,937         1,824,668
Aspen Insurance Holdings Ltd. (a)                     214,319         6,180,960
Baldwin & Lyons, Inc., Class B (a)                      4,275           117,391
Delphi Financial Group, Inc., Class A (a)              17,699           624,421
Endurance Specialty Holdings Ltd. (a)                 182,800         7,628,244
Flagstone Reinsurance Holdings Ltd.                    17,123           238,010
Hanover Insurance Group, Inc. (a)                      48,808         2,235,406
Harleysville Group, Inc. (a)                            3,780           133,736
HCC Insurance Holdings, Inc. (a)                       35,530         1,019,000
Horace Mann Educators Corp. (a)                        95,300         1,804,982
IPC Holdings Ltd. (a)                                  89,548         2,585,251
Kansas City Life Insurance Co. (a)                      9,691           422,431
Max Capital Group Ltd. (a)                             35,254           986,759
National Western Life Insurance Co.,
   Class A (a)                                          3,418           708,791
NYMAGIC, Inc.                                          12,690           293,520
Odyssey Re Holdings Corp. (a)                           2,260            82,965
PartnerRe Ltd.                                        114,740         9,469,492
Platinum Underwriters Holdings Ltd.                   179,800         6,393,688
Presidential Life Corp. (a)                            30,654           536,752
RAM Holdings Ltd. (a)*                                 14,037            69,343
RenaissanceRe Holdings Ltd. (a)                       101,076         6,088,818
The National Security Group, Inc. (a)                     510             8,943
Unico American Corp. *                                 11,830           121,257
United America Indemnity Ltd.,
   Class A (a)*                                        26,483           527,541
Universal Insurance Holdings, Inc.                     59,001           437,197
Wesco Financial Corp.                                     338           137,566
Zenith National Insurance Corp. (a)                    44,670         1,998,089
                                                                   ------------
                                                                     74,587,896

MATERIALS 10.4%
-------------------------------------------------------------------------------
A.M. Castle & Co. (a)                                   4,840           131,600
AK Steel Holding Corp. *                               69,820         3,228,477
American Pacific Corp. *                                7,619           129,904
Arch Chemicals, Inc. (a)                               10,283           377,900
Buckeye Technologies, Inc. (a)*                           558             6,975
Celanese Corp., Series A (a)                           10,316           436,573
CF Industries Holdings, Inc. (a)                      142,986        15,737,039
Compass Minerals International, Inc. (a)                8,180           335,380
Constar International, Inc. (a)*                       29,568           120,637
Continental Materials Corp. *                             300             7,740
FMC Corp. (a)                                         254,304        13,872,283
Friedman Industries, Inc.                              15,410            97,853
Great Northern Iron Ore Properties                        846           108,076
Greif, Inc., Class A (a)                               51,194         3,346,552
Innospec, Inc. (a)                                     39,576           679,124
Kaiser Aluminum Corp. (a)                               5,364           426,331
LSB Industries, Inc. (a)*                              29,220           824,588
Material Sciences Corp. (a)*                           13,283            98,693
NN, Inc.                                               11,261           106,079
Olympic Steel, Inc.                                    10,812           342,849
Owens-Illinois, Inc. *                                143,169         7,086,865
Packaging Corp. of America (a)                        186,191         5,250,586
Penford Corp. (a)                                      19,895           509,113
Reliance Steel & Aluminum Co. (a)                     105,580         5,722,436
Rock of Ages Corp. *                                   17,157            85,785
Rockwood Holdings, Inc. *                              21,378           710,177
Schnitzer Steel Industries, Inc., Class
   A (a)                                               63,781         4,409,181
Schweitzer-Mauduit International, Inc.                 33,523           868,581
Steel Dynamics, Inc. (a)                               55,266         3,292,196
Stepan Co. (a)                                         20,720           674,022
Terra Industries, Inc. (a)*                           255,041        12,180,758
The Scotts Miracle-Gro Co., Class A (a)               117,274         4,388,393
UFP Technologies, Inc. *                                2,270            16,685
United States Lime & Minerals, Inc. (a)*                5,054           153,389
                                                                   ------------
                                                                     85,762,820

MEDIA 0.4%
-------------------------------------------------------------------------------
Alloy, Inc. *                                          35,700           336,294
Discovery Holding Co., Class A (a)*                     6,400           160,896

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Scholastic Corp. (a)*                                  82,877         2,891,578
                                                                   ------------
                                                                      3,388,768

PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
-------------------------------------------------------------------------------
Accelrys, Inc. (a)*                                    17,798           134,019
Albany Molecular Research, Inc. (a)*                    3,010            43,284
Bio-Rad Laboratories, Inc., Class A *                  11,950         1,238,259
Bioanalytical Systems, Inc. *                           2,320            19,906
Bruker BioSciences Corp. (a)*                         108,817         1,447,266
Harvard Bioscience, Inc. (a)*                          79,450           363,881
Invitrogen Corp. (a)*                                  54,215         5,064,223
Kendle International, Inc. (a)*                        37,621         1,840,419
Millennium Pharmaceuticals, Inc. *                      1,150            17,227
NPS Pharmacuticals, Inc. *                             76,232           291,969
PAREXEL International Corp. *                          82,787         3,998,612
PerkinElmer, Inc. (a)                                 288,214         7,499,328
Perrigo Co. (a)                                       175,203         6,133,857
Replidyne, Inc. (a)*                                   64,800           200,880
Salix Pharmaceuticals Ltd. (a)*                        12,700           100,076
Sciele Pharma, Inc. (a)*                               62,077         1,269,475
Varian, Inc. (a)*                                      35,430         2,313,579
Waters Corp. *                                         41,318         3,267,014
                                                                   ------------
                                                                     35,243,274

REAL ESTATE 3.4%
-------------------------------------------------------------------------------
Ashford Hospitality Trust (a)                         273,241         1,964,603
Cedar Shopping Centers, Inc.                            7,540            77,134
DiamondRock Hospitality Co. (a)                       130,913         1,961,077
Douglas Emmett, Inc. (a)                               63,905         1,444,892
Extra Space Storage, Inc. (a)                         193,631         2,766,987
Gladstone Commercial Corp.                              2,710            47,533
Hersha Hospitality Trust (a)                          111,821         1,062,299
Investors Real Estate Trust (a)                         3,237            29,036
iStar Financial, Inc. (a)                              19,806           515,946
J.W. Mays, Inc. (b)*                                      500            11,463
Lexington Realty Trust (a)                             55,840           811,914
LTC Properties, Inc. (a)                               68,100         1,705,905
Medical Properties Trust, Inc. (a)                    136,690         1,392,871
MHI Hospitality Corp.                                     510             3,647
Mission West Properties, Inc. (a)                      58,587           557,162
Monmouth Real Estate Invesment Corp.,
   Class A                                             58,385           472,919
National Retail Properties, Inc.                      136,288         3,186,413
One Liberty Properties, Inc.                           26,650           489,561
Ramco-Gershenson Properties Trust (a)                  49,760         1,063,371
Reis, Inc. (a)*                                        11,803            91,591
Strategic Hotels & Resorts, Inc. (a)                  204,986         3,429,416
Sunstone Hotel Investors, Inc. (a)                    181,748         3,324,171
Supertel Hospitality, Inc. (a)                         51,000           313,140
United Capital Corp. (a)*                               8,880           212,632
Urstadt Biddle Properties, Inc.,
   Class A (a)                                          4,320            66,960
Winthrop Realty Trust                                 145,531           769,859
ZipRealty, Inc. (a)*                                   46,654           261,262
                                                                   ------------
                                                                     28,033,764

RETAILING 2.0%
-------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                  80,900           706,257
AMCON Distributing Co. *                                1,300            42,250
Books-A-Million, Inc. (a)                              42,590           507,673
Educational Development Corp.                             764             3,973
Franklin Covey Co. (a)*                                53,390           423,917
Gaiam, Inc., Class A *                                 12,102           359,187
Hastings Entertainment, Inc. *                         26,860           250,604
IAC/InterActive Corp. (a)*                             53,682         1,445,119
Jennifer Convertibles, Inc. *                           1,290             6,128
Jo-Ann Stores, Inc. (a)*                                   90             1,177
Monro Muffler Brake, Inc. (a)                          23,740           462,693
PC Mall, Inc. (a)*                                      3,301            30,732
Priceline.com, Inc. (a)*                               95,575        10,977,744
REX Stores Corp. *                                     25,070           395,354
Sport Supply Group, Inc. (a)                           18,820           149,619
Systemax, Inc. (a)                                     28,607           581,294
The Aristotle Corp. *                                     450             6,066
The Buckle, Inc. (a)                                    8,420           277,860
Trans World Entertainment Corp. (a)*                   47,450           232,505
                                                                   ------------
                                                                     16,860,152

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
-------------------------------------------------------------------------------
AMIS Holdings, Inc. (a)*                              129,827         1,300,867
Aviza Technology, Inc. (a)*                            45,525            87,408
CEVA, Inc. (a)*                                        50,470           614,220
Cirrus Logic, Inc. *                                   54,291           286,656
Fairchild Semiconductor International,
   Inc. *                                              30,546           440,779
FEI Co. (a)*                                           95,360         2,367,789
Mattson Technology, Inc. (a)*                          15,781           135,085
Microtune, Inc. (a)*                                   13,502            88,168
MKS Instruments, Inc. (a)*                              5,442           104,160
Monolithic Power Systems (a)*                          18,387           394,769
OmniVision Technologies, Inc. *                           430             6,730
Pericom Semiconductor Corp. (a)*                       73,910         1,382,117
Sigma Designs, Inc. (a)*                               29,074         1,604,885
Skyworks Solutions, Inc. (a)*                         454,433         3,862,680
Standard Microsystems Corp. (a)*                       34,173         1,335,139
TriQuint Semiconductor, Inc. (a)*                     191,783         1,271,521
Varian Semiconductor Equipment
   Associates, Inc. *                                 185,344         6,857,728
Zoran Corp. (a)*                                      136,910         3,081,844
                                                                   ------------
                                                                     25,222,545

SOFTWARE & SERVICES 7.5%
-------------------------------------------------------------------------------
American Software, Inc., Class A                       18,250           155,125
Answerthink, Inc. *                                    43,422           210,162
AsiaInfo Holdings, Inc. (a)*                           33,640           370,040
Aspen Technology, Inc. (a)*                            23,690           384,252
Astea International, Inc. *                             8,570            47,992
BMC Software, Inc. (a)*                                69,531         2,478,085
Cadence Design Systems, Inc. (a)*                      66,034         1,123,238
Chordiant Software, Inc. *                             71,616           612,317
CIBER, Inc. (a)*                                      163,269           997,574
Computer Task Group, Inc. *                            27,930           154,453

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Convergys Corp. (a)*                                   37,920           624,163
CSP, Inc. *                                             9,451            63,038
Document Sciences Corp. (a)*                            1,460            21,155
DST Systems, Inc. (a)*                                 88,915         7,339,933
Dynamics Research Corp. *                              17,804           192,639
Edgewater Technology, Inc. (a)*                        33,993           248,149
EPIQ Systems, Inc. (a)*                                16,394           285,420
FalconStor Software, Inc. (a)*                          3,475            39,129
iGATE Corp. (a)*                                        1,381            11,697
Integral Systems, Inc. (a)                             16,157           375,812
Interwoven, Inc. *                                     16,830           239,323
JDA Software Group, Inc. (a)*                          75,752         1,549,886
Keynote Systems, Inc. (a)*                             29,014           407,647
Lawson Software, Inc. (a)*                            378,901         3,879,946
MAXIMUS, Inc. (a)                                      54,634         2,109,419
McAfee, Inc. (a)*                                      54,440         2,041,500
Moldflow Corp. *                                       24,347           392,230
MPS Group, Inc. (a)*                                  191,574         2,095,820
Ness Technologies, Inc. (a)*                            8,969            82,784
NetManage, Inc. (a)*                                   21,760           131,430
NetScout Systems, Inc. *                               74,995           957,686
Novell, Inc. (a)*                                      41,217           283,161
Perot Systems Corp., Class A (a)*                     227,578         3,072,303
Progress Software Corp. (a)*                            5,962           200,800
QAD, Inc. (a)                                          39,060           364,820
Radiant Systems, Inc. (a)*                             55,912           963,364
Retalix Ltd. *                                          3,772            58,768
S1 Corp. (a)*                                          74,256           542,069
Sapient Corp. (a)*                                     50,351           443,592
Servidyne, Inc.                                         1,490             8,940
SonicWALL, Inc. (a)*                                  202,447         2,170,232
SPSS, Inc. (a)*                                        51,700         1,856,547
SumTotal Systems, Inc. *                               23,176           110,086
Sybase, Inc. (a)*                                     256,161         6,683,240
Synopsys, Inc. *                                      350,865         9,097,929
Syntel, Inc. (a)                                       35,496         1,367,306
Taleo Corp. *                                          23,796           708,645
TechTeam Global, Inc. *                                26,600           335,160
TNS, Inc. (a)                                          56,358         1,000,355
TSR, Inc.                                               4,099            16,765
United Online, Inc. (a)                               178,593         2,110,969
Vignette Corp. (a)*                                    76,256         1,114,100
                                                                   ------------
                                                                     62,131,195

TECHNOLOGY HARDWARE & EQUIPMENT  8.3%
-------------------------------------------------------------------------------
ADDvantage Technologies Group, Inc. *                   4,170            25,729
Aetrium, Inc. *                                         5,310            31,860
Allied Motion Technologies, Inc. *                     15,522            72,177
Arrow Electronics, Inc. (a)*                          255,517        10,036,708
Astro-Med, Inc.                                        15,610           153,915
Avici Systems, Inc. (a)                                28,535           226,282
Avnet, Inc. (a)*                                      417,640        14,604,871
Avocent Corp. (a)*                                        380             8,858
AVX Corp. (a)                                          98,800         1,325,896
Black Box Corp. (a)                                    47,851         1,730,771
Blue Coat Systems, Inc. (a)*                           23,511           772,806
Bonso Electronic International, Inc. *                  8,661            22,172
Brocade Communications Systems, Inc. (a)*             283,489         2,080,809
Coherent, Inc. *                                       49,957         1,252,422
Communications Systems, Inc. (a)                       21,480           255,397
CTS Corp. (a)                                         100,155           994,539
Data I/O Corp. *                                        8,734            57,208
Ddi Corp. (a)*                                         50,498           284,304
Digi International, Inc. (a)*                          69,546           986,858
Dycom Industries, Inc. *                                  280             7,462
Electro Scientific Industries, Inc. (a)*               82,765         1,642,885
Electronics for Imaging, Inc. (a)*                     22,117           497,190
EMS Technologies, Inc. (a)*                            29,586           894,681
Emulex Corp. (a)*                                     210,890         3,441,725
FARO Technologies, Inc. (a)*                           23,281           632,777
FLIR Systems, Inc. (a)*                                39,216         1,227,461
Gerber Scientific, Inc. (a)*                           10,166           109,793
Globecomm Systems, Inc. (a)*                            4,745            55,516
Harmonic, Inc. (a)*                                   219,315         2,298,421
Insight Enterprises, Inc. (a)*                         97,883         1,785,386
Interphase Corp. (a)*                                   1,160            11,971
IntriCon Corp. *                                       10,440           129,978
Iomega Corp. (a)*                                      14,086            48,878
KEMET Corp. (a)*                                      156,760         1,039,319
Key Tronic Corp. (a)*                                     509             2,122
Loral Space & Communications, Inc. (a)*                28,709           983,283
MasTec, Inc. (a)*                                      26,070           265,132
Mesa Laboratories, Inc.                                 2,568            65,035
Methode Electronics, Inc. (a)                          23,098           379,731
Mettler-Toledo International, Inc. *                    6,864           781,123
MOCON, Inc.                                             3,253            36,987
NETGEAR, Inc. (a)*                                      2,307            82,291
Network Equipment Technologies, Inc. (a)*              13,290           111,902
O.I. Corp.                                              4,685            55,986
Oplink Communications, Inc. (a)*                       39,242           602,365
Optical Cable Corp. *                                   7,491            29,889
OSI Systems, Inc. (a)*                                 30,044           795,265
PC Connection, Inc. (a)*                                  200             2,270
PC-Tel, Inc. *                                         27,200           186,592
Perceptron, Inc. *                                     18,668           197,321
Rofin-Sinar Technologies, Inc. *                        1,440            69,278
Schmitt Industries, Inc. *                              1,892            11,938
Sigmatron International, Inc. *                           690             5,168
Spectrum Control, Inc. *                               35,600           548,240
Stratasys, Inc. *                                       3,557            91,913
Super Micro Computer, Inc. (a)*                        18,773           143,989
Technitrol, Inc. (a)                                  152,370         4,354,735
TESSCO Technologies, Inc. *                             9,026           163,009
Tollgrade Communications, Inc. (a)*                    30,331           243,255
Trimble Navigation Ltd. (a)*                            7,757           234,572
TTM Technologies, Inc. (a)*                             3,330            38,828
Vicon Industries, Inc. *                                9,260            88,896
Vishay Intertechnology, Inc. *                        467,946         5,339,264
Western Digital Corp. (a)*                            104,876         3,168,304
Zones, Inc. (a)*                                        5,640            61,081

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES             ($)
Zygo Corp. (a)*                                        51,155           637,391
                                                                   ------------
                                                                     68,524,180

TELECOMMUNICATION SERVICES  1.8%
-------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. (a)                         1,105            37,327
CenturyTel, Inc. (a)                                  208,273         8,634,998
D&E Communications, Inc.                               38,728           559,620
Gilat Satellite Networks Ltd. *                        93,765           964,842
Golden Telecom, Inc. (a)*                              16,100         1,625,295
HickoryTech Corp.                                       4,874            45,621
Hungarian Telephone & Cable Corp. (a)*                    490             8,668
PAETEC Holding Corp. (a)*                              35,742           348,484
Premiere Global Services, Inc. (a)*                    94,195         1,398,796
USA Mobility, Inc. (a)*                                66,592           952,265
                                                                   ------------
                                                                     14,575,916

TRANSPORTATION  0.9%
-------------------------------------------------------------------------------
Air T., Inc.                                              970             8,827
B & H Ocean Carriers Ltd. *                             7,460           113,392
Dynamex, Inc. (a)*                                     25,393           687,134
Genco Shipping & Trading Ltd. (a)                       4,530           248,063
International Shipholding Corp. *                       2,100            45,780
Park-Ohio Holdings Corp. (a)*                           6,420           161,142
Republic Airways Holdings, Inc. (a)*                   58,174         1,139,629
SkyWest, Inc. (a)                                     194,541         5,223,426
                                                                   ------------
                                                                      7,627,393

UTILITIES  5.4%
-------------------------------------------------------------------------------
Alliant Energy Corp.                                  211,023         8,586,526
Artesian Resources Corp., Class A                       5,942           112,304
CenterPoint Energy, Inc. (a)                          470,899         8,066,500
CH Energy Group, Inc. (a)                               5,376           239,447
CMS Energy Corp. (a)                                  217,596         3,781,818
Delta Natural Gas Co., Inc.                             6,413           161,928
Energy West, Inc.                                       1,270            18,415
Florida Public Utilites Co.                            10,450           122,787
Maine & Maritimes Corp. *                               3,843           127,780
MDU Resources Group, Inc. (a)                         373,607        10,315,289
Northeast Utilities                                    14,749           461,791
NorthWestern Corp.                                     17,290           510,055
Pepco Holdings, Inc. (a)                              132,614         3,889,569
Portland General Electric Co. (a)                      10,529           292,496
RGC Resources, Inc.                                     3,037            91,869
The Laclede Group, Inc. (a)                             2,420            82,860
Unisource Energy Corp. (a)                             46,280         1,460,134
Unitil Corp.                                            2,890            82,076
Westar Energy, Inc. (a)                               216,933         5,627,242
WGL Holdings, Inc. (a)                                 18,750           614,250
                                                                   ------------
                                                                     44,645,136
                                                                   ------------
TOTAL COMMON STOCK
(COST $724,180,921)                                                 825,121,352
                                                                   ------------

SECURITY                                          FACE AMOUNT         VALUE
         RATE, MATURITY DATE                          ($)              ($)
SHORT-TERM INVESTMENT  0.5% OF NET ASSETS

REPURCHASE AGREEMENT  0.5%
-------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated
   12/31/07, due 01/02/08 at 3.65%, with a
   maturity value of $3,878,786 (fully
   collateralized by Federal National
   Mortgage Association with a value of
   $3,958,694.)                                     3,878,000         3,878,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,878,000)                                                     3,878,000
                                                                   ------------



END OF INVESTMENTS.

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES               ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  8.9% OF NET ASSETS
State Street Navigator Security Lending
   Prime Portfolio                                 73,605,756         73,605,756

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/07, the tax basis cost of the fund's investments was $728,440,847 and the unrealized appreciation and depreciation were $135,951,169 and ($35,392,664), respectively, with a net unrealized appreciation of $100,558,505.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b) Illiquid security. At the period end, the value of these amounted to $11,463 or 0% of net assets.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                COST                 VALUE
HOLDINGS BY CATEGORY                             ($)                  ($)
------------------------------------------------------------------------------
 99.0%   COMMON STOCK                        114,030,817           128,163,373
   --%   RIGHTS                                       --                    --
  0.5%   SHORT-TERM INVESTMENT                   650,000               650,000
------------------------------------------------------------------------------
 99.5%   TOTAL INVESTMENTS                   114,680,817           128,813,373
  0.5%   OTHER ASSETS AND
         LIABILITIES                                                   600,320
------------------------------------------------------------------------------
100.0%   NET ASSETS                                                129,413,693


                                                  NUMBER OF           VALUE
SECURITY                                            SHARES             ($)
COMMON STOCK 99.0% OF NET ASSETS

AUSTRALIA 5.8%
------------------------------------------------------------------------------
BANKS 0.9%
Australia & New Zealand Banking Group Ltd.            1,400             33,504
Commonwealth Bank of Australia                        5,000            257,794
National Australia Bank Ltd.                         26,100            859,723
Westpac Banking Corp.                                 1,800             43,771
                                                                   -----------
                                                                     1,194,792
CAPITAL GOODS 0.3%
Leighton Holdings Ltd.                                6,000            317,479

ENERGY 0.6%
Origin Energy Ltd.                                   33,800            260,958
Santos Ltd.                                          23,400            287,545
WorleyParsons Ltd.                                    4,200            189,208
                                                                   -----------
                                                                       737,711

FOOD & STAPLES RETAILING 0.4%
Woolworths Ltd.                                      16,500            489,325

FOOD, BEVERAGE & TOBACCO 0.3%
Coca-Cola Amatil Ltd.                                10,900             90,133
Foster's Group Ltd.                                  37,000            211,657
Goodman Fielder Ltd.                                 12,300             20,334
                                                                   -----------
                                                                       322,124
MATERIALS 2.4%
BHP Billiton Ltd.                                    42,400          1,482,224
BlueScope Steel Ltd.                                 29,500            247,632
Fortescue Metals Group Ltd *                         46,000            302,927
Independence Group NL                                 1,000              7,707
Jubilee Mines NL                                      6,700            132,090
Mincor Resources NL                                   7,600             27,600
OneSteel Ltd.                                        18,785            100,749
Rio Tinto Ltd.                                        5,800            674,734
Sally Malay Mining Ltd.                               9,600             44,167
Sims Group Ltd.                                       5,500            128,419
                                                                   -----------
                                                                     3,148,249
MEDIA 0.1%
Amalgamated Holdings Ltd.                             2,575             15,121
Seven Network Ltd.                                   14,400            160,738
                                                                   -----------
                                                                       175,859
REAL ESTATE 0.2%
Westfield Group                                      16,800            307,147

TELECOMMUNICATION SERVICES 0.3%
Telstra Corp., Ltd.                                 104,800            429,484

TRANSPORTATION 0.3%
Qantas Airways Ltd.                                  50,100            238,043
Toll Holdings Ltd.                                   19,400            193,692
                                                                   -----------
                                                                       431,735
                                                                   -----------
                                                                     7,553,905
AUSTRIA 1.3%
------------------------------------------------------------------------------

ENERGY 0.6%
OMV AG                                                9,077            732,733

MATERIALS 0.3%
Voestalpine AG                                        5,785            414,603

REAL ESTATE 0.4%
IMMOEAST AG *                                        21,911            235,196
Immofinanz Immobilien Anlagen AG                     28,000            282,854
Meinl European Land Ltd. *                              780             10,727
                                                                   -----------
                                                                       528,777
                                                                   -----------
                                                                     1,676,113
BELGIUM 1.1%
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.4%
Delhaize Group                                        6,021            528,572

MATERIALS 0.4%
Solvay S.A.                                           4,000            559,448

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
UCB S.A.                                              7,800            354,109
                                                                   -----------
                                                                     1,442,129
BERMUDA 0.5%
------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.2%
Guoco Group Ltd.                                     13,000            173,335
Jardine Strategic Holdings Ltd.                       9,000            140,767
                                                                   -----------
                                                                       314,102
INSURANCE 0.0%
Hiscox Ltd.                                           1,854             10,515

MATERIALS 0.1%
China Oriental Group Co., Ltd.                      110,000             89,186

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF          VALUE
SECURITY                                                SHARES             ($)
REAL ESTATE 0.1%
Great Eagle Holdings Ltd.                                 14,000          51,793
Pacific Century Premium Developments Ltd.                189,000          62,012
Sinolink Worldwide Holdings Ltd.                         364,000          80,277
                                                                     -----------
                                                                         194,082
RETAILING 0.1%
Chow Sang Sang Holdings International Ltd.                50,000          85,924

TRANSPORTATION 0.0%
Transport International Holdings Ltd.                      2,800          13,179
                                                                     -----------
                                                                         706,988
DENMARK 1.1%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.2%
Carlsberg A/S, Class B                                     2,349         282,788

TRANSPORTATION 0.9%
AP Moller - Maersk A/S, Series A                              92         973,085
D/S Norden A/S                                             1,327         147,344
                                                                     -----------
                                                                       1,120,429
                                                                     -----------
                                                                       1,403,217
FINLAND 1.0%
--------------------------------------------------------------------------------

MATERIALS 0.5%
Kemira Oyj                                                 8,967         187,754
UPM-Kymmene Oyj                                           21,692         438,928
                                                                     -----------
                                                                         626,682
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Nokia Oyj                                                 16,000         614,677
                                                                     -----------
                                                                       1,241,359
FRANCE 9.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.3%
Compagnie Generale des Etablissements Michelin,
   Class B                                                 7,489         856,205
PSA Peugeot Citroen                                        9,600         727,439
Valeo S.A.                                                 3,200         131,582
                                                                     -----------
                                                                       1,715,226
BANKS 1.1%
BNP Paribas                                                2,600         282,100
Credit Agricole S.A.                                      24,800         836,659
Natixis                                                   13,858         266,301
                                                                     -----------
                                                                       1,385,060
CAPITAL GOODS 1.2%
Compagnie de Saint-Gobain                                 11,400       1,074,315
Nexans S.A.                                                  280          34,986
Schneider Electric S.A.                                    2,046         277,118
Thales S.A.                                                3,682         219,330
                                                                     -----------
                                                                       1,605,749
CONSUMER DURABLES & APPAREL 0.4%
Christian Dior S.A.                                        2,400         315,400
Thomson                                                   18,000         254,516
                                                                     -----------
                                                                         569,916
CONSUMER SERVICES 0.2%
Sodexho Alliance S.A.                                      4,800         294,701

ENERGY 0.6%
Total S.A.                                                 8,700         720,363

MATERIALS 0.4%
Arkema *                                                   2,231         146,531
Ciments Francais S.A.                                      2,080         357,026
Sequana Capital                                              334          10,871
                                                                     -----------
                                                                         514,428
PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
Sanofi-Aventis                                            21,072       1,928,936

SOFTWARE & SERVICES 0.5%
Atos Origin S.A. *                                         2,217         114,547
Cap Gemini S.A.                                            8,400         527,777
                                                                     -----------
                                                                         642,324
TELECOMMUNICATION SERVICES 1.5%
Bouygues S.A.                                                225          18,696
France Telecom S.A.                                       53,400       1,915,496
                                                                     -----------
                                                                       1,934,192
TRANSPORTATION 0.3%
Air France-KLM                                             9,000         314,536
Financiere de l'Odet                                         156          68,068
                                                                     -----------
                                                                         382,604
                                                                     -----------
                                                                      11,693,499
GERMANY 9.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 3.3%
Bayerische Motoren Werke (BMW) AG                          8,200         508,766
Daimler AG                                                23,400       2,267,925
Volkswagen AG                                              6,526       1,500,112
                                                                     -----------
                                                                       4,276,803
CAPITAL GOODS 0.4%
KSB AG                                                        41          27,123
Siemens AG - Reg'd                                         3,000         477,006
                                                                     -----------
                                                                         504,129
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Henkel KGaA                                                1,295          66,170

INSURANCE 1.5%
Allianz SE-Reg'd                                           9,200       1,982,041

MATERIALS 1.9%
Altana AG                                                  2,853          68,969
BASF AG                                                    7,931       1,176,104
Lanxess                                                    6,000         295,621
ThyssenKrupp AG                                           16,800         945,588
                                                                     -----------
                                                                       2,486,282

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
Infineon Technologies AG *                                41,000         483,311

TELECOMMUNICATION SERVICES 0.2%
Deutsche Telekom AG - Reg'd                                9,900         217,893

TRANSPORTATION 0.1%
Deutsche Post AG - Reg'd                                   3,811         130,857

UTILITIES 1.4%
E.ON AG                                                    2,899         616,306
RWE AG                                                     8,698       1,219,548
                                                                     -----------
                                                                       1,835,854
                                                                     -----------
                                                                      11,983,340
GREECE 0.3%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.2%
Coca-Cola Hellenic Bottling Co., S.A.                      5,641         243,446

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A. (OTE)        4,500         164,613
                                                                     -----------
                                                                         408,059
HONG KONG 2.2%
--------------------------------------------------------------------------------

BANKS 0.7%
BOC Hong Kong (Holdings) Ltd.                            142,000         393,726
Hang Seng Bank Ltd.                                       23,000         470,803
                                                                     -----------
                                                                         864,529
CAPITAL GOODS 0.1%
Emperor International Holdings                            14,000           6,183
Hutchison Whampoa Ltd.                                    11,000         123,918
                                                                     -----------
                                                                         130,101
REAL ESTATE 0.7%
Cheung Kong (Holdings) Ltd.                               33,000         602,892
New World Development Co., Ltd.                           88,000         308,089
Wheelock Properties Ltd.                                   5,000           5,519
                                                                     -----------
                                                                         916,500
RETAILING 0.0%
Wing On Co. International Ltd.                            24,000          43,842

TRANSPORTATION 0.2%
Hopewell Holdings Ltd.                                    44,000         201,735

UTILITIES 0.5%
CLP Holdings Ltd.                                         54,500         370,274
Hongkong Electric Holdings Ltd.                           49,500         283,280
                                                                     -----------
                                                                         653,554
                                                                     -----------
                                                                       2,810,261
ITALY 5.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.6%
Fiat S.p.A.                                               32,116         826,506

BANKS 1.3%
Intesa Sanpaolo                                          171,319       1,348,205
UniCredito Italiano S.p.A.                                38,000         312,565
                                                                     -----------
                                                                       1,660,770
CAPITAL GOODS 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite              3,549          13,163
Danieli S.p.A. - Officine Meccanishe Danieli & C.          4,353         135,699
                                                                     -----------
                                                                         148,862
CONSUMER DURABLES & APPAREL 0.1%
Safilo Group S.p.A.                                       33,616         112,095

DIVERSIFIED FINANCIALS 0.1%
IFIL Investments S.p.A.                                   16,000         149,823

ENERGY 0.8%
Eni S.p.A.                                                26,806         978,320

INSURANCE 0.1%
Fondiaria - Sai S.p.A.                                     1,600          65,634

MATERIALS 0.2%
Buzzi Unicem S.p.A.                                        4,800         132,654
Italcementi S.p.A.                                         8,534         182,725
                                                                     -----------
                                                                         315,379
TELECOMMUNICATION SERVICES 0.9%
Telecom Italia S.p.A.                                    369,197       1,144,622

UTILITIES 1.2%
Enel S.p.A.                                              128,000       1,522,057
Iride S.p.A.                                              15,770          58,876
                                                                     -----------
                                                                       1,580,933
                                                                     -----------
                                                                       6,982,944
JAPAN 19.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.6%
Bridgestone Corp.                                         21,600         381,348
Fuji Heavy Industries Ltd.                                40,000         185,278
Honda Motor Co., Ltd.                                     30,100         994,349
Mazda Motor Corp.                                         62,000         306,862
Mitsuba Corp.                                              3,000          17,661
Showa Corp.                                                4,100          37,776
Topre Corp.                                                1,800          18,535
Toyota Auto Body Co., Ltd.                                 1,400          22,513
Toyota Motor Corp.                                        20,600       1,097,129
Yamaha Motor Co., Ltd.                                    13,000         311,123
                                                                     -----------
                                                                       3,372,574
BANKS 0.8%
Mitsubishi UFJ Financial Group, Inc.                      44,500         419,632
Shinsei Bank Ltd.                                         71,000         257,764
Sumitomo Mitsui Financial Group, Inc.                         11          81,403
The Aichi Bank Ltd.                                          700          59,553

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF          VALUE
SECURITY                                                SHARES             ($)
The Bank of Nagoya Ltd.                                    4,000          24,342
The Chukyo Bank Ltd.                                       1,000           2,904
The Daishi Bank Ltd.                                      10,000          40,553
The Eighteenth Bank Ltd.                                  11,000          38,099
The Higashi-Nippon Bank Ltd.                               4,000          13,743
The Hyakugo Bank Ltd.                                     10,000          55,183
The Mie Bank Ltd.                                          5,000          25,335
The Oita Bank Ltd.                                         1,000           6,259
                                                                     -----------
                                                                       1,024,770
CAPITAL GOODS 3.0%
Aida Engineering Ltd.                                      1,000           5,465
Asahi Glass Co., Ltd.                                      4,000          52,902
Fuji Electric Holdings Co., Ltd.                          39,000         134,801
Fuji Machine Manufacturing Co., Ltd.                       2,400          51,298
Futaba Corp.                                               2,800          53,950
Hankyu Hanshin Holdings, Inc.                             79,000         340,998
Itochu Corp.                                              46,000         443,883
JS Group Corp.                                             1,600          25,528
Kamei Corp.                                                2,000           9,287
Kawasaki Heavy Industries Ltd.                            22,000          64,365
Kinden Corp.                                              11,000          85,995
Maeda Road Construction Co., Ltd.                          5,000          39,839
Mitsubishi Corp.                                          32,300         874,189
Mitsubishi Heavy Industries Ltd.                          97,000         412,185
Mitsui & Co., Ltd.                                        21,000         438,535
Nagase & Co., Ltd.                                         1,000          10,332
Nippo Corp.                                                2,000          14,399
Nitto Kogyo Corp.                                          2,300          24,999
Sojitz Corp.                                              75,800         270,340
Sumitomo Corp.                                            33,800         472,908
Sumitomo Electric Industries Ltd.                          3,100          48,892
Trusco Nakayama Corp.                                        300           4,381
                                                                     -----------
                                                                       3,879,471
COMMERCIAL SERVICES & SUPPLIES 0.4%
Dai Nippon Printing Co., Ltd.                             16,000         234,347
Toppan Printing Co., Ltd.                                 29,000         284,399
                                                                     -----------
                                                                         518,746
CONSUMER DURABLES & APPAREL 1.2%
Casio Computer Co., Ltd.                                  14,600         169,772
Heiwa Corp.                                                5,900          51,644
Kurabo Industries Ltd.                                     9,000          20,190
Matsushita Electric Industrial Co., Ltd.                  43,000         881,107
Onward Holdings Co., Ltd.                                  1,000          10,230
Sankyo Co., Ltd.                                             200           9,241
Sega Sammy Holdings, Inc.                                 17,000         210,529
Sekisui House Ltd.                                         6,000          64,130
Sony Corp.                                                   900          49,035
Sumitomo Forestry Co., Ltd.                                2,000          14,455
Tokyo Style Co., Ltd.                                      1,000          10,070
                                                                     -----------
                                                                       1,490,403
CONSUMER SERVICES 0.0%
Plenus Co., Ltd.                                             100           1,387

ENERGY 0.8%
Idemitsu Kosan Co., Ltd.                                   2,500         263,312
Nippon Mining Holdings, Inc.                              43,000         272,732
Nippon Oil Corp.                                          57,000         460,809
                                                                     -----------
                                                                         996,853
FOOD & STAPLES RETAILING 0.1%
Cawachi Ltd.                                               1,300          33,756
Uny Co., Ltd.                                             11,000          92,914
                                                                     -----------
                                                                         126,670
FOOD, BEVERAGE & TOBACCO 0.7%
Asahi Breweries Ltd.                                      23,800         401,458
Japan Tobacco, Inc.                                           18         106,430
Kirin Brewery Co., Ltd.                                   28,000         410,776
Mikuni Coca-Cola Bottling Co., Ltd.                        1,700          18,328
The Nisshin Oillio Group Ltd.                              1,000           3,715
                                                                     -----------
                                                                         940,707
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Hitachi Medical Corp.                                      2,000          16,482

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
Aderans Co., Ltd.                                          2,100          33,031

INSURANCE 1.2%
Aioi Insurance Co., Ltd.                                  43,000         202,954
Millea Holdings, Inc.                                     21,900         735,237
Mitsui Sumitomo Insurance Co., Ltd.                        4,000          38,728
Nissay Dowa General Insurance Co., Ltd.                    1,000           4,828
Sompo Japan Insurance Inc.                                15,000         134,516
T&D Holdings, Inc.                                         7,150         363,802
The Fuji Fire and Marine Insurance Co., Ltd.              13,000          34,766
                                                                     -----------
                                                                       1,514,831
MATERIALS 3.0%
Asahi Kasei Corp.                                         42,000         277,178
Dainippon Ink & Chemicals, Inc.                           51,000         254,262
JFE Holdings, Inc.                                        10,900         546,571
Kaneka Corp.                                              24,000         197,874
Kobe Steel Ltd.                                          117,000         377,191
Maruichi Steel Tube Ltd.                                   3,900          96,431
Mitsui Chemicals, Inc.                                    14,000          90,886
Nakayama Steel Works Ltd.                                  3,000           6,086
Nippon Steel Corp.                                       118,000         722,271
Nisshin Steel Co., Ltd.                                   43,000         148,571
Osaka Steel Co., Ltd.                                      1,700          23,288
Sakai Chemical Industry Co., Ltd.                          3,000          14,257
Sumitomo Chemical Co., Ltd.                               48,000         425,070
Sumitomo Metal Mining Co., Ltd.                           14,000         236,691
Teijin Ltd.                                               51,000         217,358
Toagosei Co., Ltd.                                        14,000          44,355
Tosoh Corp.                                               36,000         153,456
Toyo Seikan Kaisha Ltd.                                    3,000          53,194
Yodogawa Steel Works Ltd.                                  8,000          40,821
                                                                     -----------
                                                                       3,925,811

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
MEDIA 0.1%
Fuji Television Network, Inc.                                 29          47,690
Hakuhodo Dy Holdings, Inc.                                   470          26,176
TV Asahi Corp.                                                 6           9,448
                                                                     -----------
                                                                          83,314
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
Dainippon Sumitomo Pharma Co., Ltd.                       16,000         116,744
Eisai Co., Ltd.                                            1,600          62,620
Mitsubishi Tanabe Pharma Corp.                            15,000         139,338
Nippon Shinyaku Co., Ltd.                                  3,000          27,569
Taisho Pharmaceutical Co., Ltd.                            9,000         173,195
Takeda Pharmaceutical Co., Ltd.                            4,300         251,209
Torii Pharmaceutical Co., Ltd.                             1,200          19,909
                                                                     -----------
                                                                         790,584
RETAILING 0.1%
AT-Group Co., Ltd.                                         2,000          32,428
Autobacs Seven Co., Ltd.                                     300           6,082
Belluna Co., Ltd.                                          1,300           9,048
Fields Corp.                                                  20          25,603
Fujitsu Business Systems Ltd.                                200           2,337
Nafco Co., Ltd.                                              100           1,862
Rakuten, Inc. *                                               39          19,070
Senshukai Co., Ltd.                                        1,700          17,946
                                                                     -----------
                                                                         114,376
SOFTWARE & SERVICES 0.1%
Nintendo Co., Ltd.                                           300         176,145

TECHNOLOGY HARDWARE & EQUIPMENT 3.1%
Canon, Inc.                                               21,300         974,828
Dainippon Screen Manufacturing Co., Ltd.                   2,000          11,156
Fujifilm Holdings Corp.                                   15,800         661,317
Fujitsu Ltd.                                              63,000         421,437
Hitachi Ltd.                                              28,000         208,022
Hitachi Maxell Ltd.                                        5,800          70,225
Japan Digital Laboratory Co., Ltd.                         1,800          22,767
NEC Corp.                                                 81,000         372,052
Omron Corp.                                               13,200         310,773
Riso Kagaku Corp.                                          1,200          21,295
Ryosan Co., Ltd.                                             100           2,460
Seiko Epson Corp.                                         11,900         253,457
Toshiba Corp.                                             94,000         693,716
Toshiba Tec Corp.                                          2,000          13,400
                                                                     -----------
                                                                       4,036,905
TELECOMMUNICATION SERVICES 1.2%
Nippon Telegraph & Telephone Corp. (NTT)                     155         770,494
NTT DoCoMo, Inc.                                             491         808,338
                                                                     -----------
                                                                       1,578,832
TRANSPORTATION 0.0%
Nippon Yusen Kabushiki Kaisha                              6,000          47,268

UTILITIES 0.6%
Hokkaido Electric Power Co., Inc.                          9,300         200,471
The Kansai Electric Power Co., Inc.                       24,000         559,030
                                                                     -----------
                                                                         759,501
                                                                     -----------
                                                                      25,428,661
LUXEMBOURG 0.2%
--------------------------------------------------------------------------------

MATERIALS 0.2%
ArcelorMittal N.V.                                           250          19,413
ArcelorMittal                                              2,550         197,671
                                                                     -----------
                                                                         217,084
                                                                     -----------
                                                                         217,084
NETHERLANDS 3.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Koninklijke BAM Groep N.V.                                 1,840          42,857

COMMERCIAL SERVICES & SUPPLIES 0.1%
Randstad Holding N.V.                                      1,549          60,537
Vedior N.V. - CVA                                          1,015          25,834
                                                                     -----------
                                                                          86,371
DIVERSIFIED FINANCIALS 1.3%
ING Groep N.V. - CVA                                      42,168       1,643,090

FOOD & STAPLES RETAILING 0.0%
Koninklijke Ahold N.V. *                                   1,658          22,961

FOOD, BEVERAGE & TOBACCO 0.2%
CSM                                                        3,215         107,848
Unilever N.V. - CVA                                        3,763         138,255
                                                                     -----------
                                                                         246,103
INSURANCE 0.2%
Aegon N.V.                                                13,581         239,546

MATERIALS 1.1%
Akzo Nobel N.V.                                           12,200         982,124
Koninklijke DSM N.V.                                      10,400         491,353
                                                                     -----------
                                                                       1,473,477
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
STMicroelectronics N.V.                                   30,000         430,775

TRANSPORTATION 0.0%
TNT N.V.                                                     530          21,990
                                                                     -----------
                                                                       4,207,170
NETHERLANDS ANTILLES 0.0%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.0%
Hunter Douglas N.V.                                           12             887

NEW ZEALAND 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
Air New Zealand Ltd.                                      53,400          76,968

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF         VALUE
SECURITY                                                 SHARES           ($)
NORWAY 0.6%
--------------------------------------------------------------------------------

ENERGY 0.6%
Aker ASA, Class A                                          3,968         245,556
StatoilHydro ASA                                          16,100         496,697
                                                                     -----------
                                                                         742,253
                                                                     -----------
                                                                         742,253
PORTUGAL 0.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Teixeira Duarte - Engenharia e Construcoes S.A.            2,653           7,845

MATERIALS 0.0%
CIMPOR-Cimentos de Portugal, SGPS S.A.                     7,347          64,194

UTILITIES 0.6%
EDP - Energias de Portugal S.A.                          118,638         777,481
                                                                     -----------
                                                                         849,520
SINGAPORE 1.3%
--------------------------------------------------------------------------------

BANKS 0.4%
DBS Group Holdings Ltd.                                   31,000         439,982
United Overseas Bank Ltd.                                  2,000          27,391
                                                                     -----------
                                                                         467,373
CAPITAL GOODS 0.4%
Fraser & Neave Ltd.                                       12,000          48,615
Keppel Corp., Ltd.                                        26,000         231,677
SembCorp Industries Ltd.                                  13,000          51,669
Singapore Technologies Engineering Ltd. (ST Engg)         81,000         208,914
                                                                     -----------
                                                                         540,875
CONSUMER SERVICES 0.0%
Hotel Plaza Ltd.                                          33,000          39,945

DIVERSIFIED FINANCIALS 0.0%
UOB-Kay Hian Holdings Ltd.                                20,000          29,498

ENERGY 0.0%
Singapore Petroleum Co., Ltd.                             10,000          52,206

MATERIALS 0.0%
NatSteel Group Ltd.                                       15,000          14,904

REAL ESTATE 0.1%
Ho Bee Investment Ltd.                                    52,000          52,247

RETAILING 0.2%
Jardine Cycle & Carriage Ltd.                             13,000         194,112

TRANSPORTATION 0.2%
Neptune Orient Lines Ltd.                                  9,000          24,194
Singapore Airlines Ltd.                                   20,540         246,751
                                                                     -----------
                                                                         270,945
                                                                     -----------
                                                                       1,662,105
SPAIN 4.7%
--------------------------------------------------------------------------------

BANKS 0.6%
Banco Bilbao Vizcaya Argentaria S.A.                      12,456         303,230
Banco Santander S.A.                                      22,400         483,794
                                                                     -----------
                                                                         787,024
CAPITAL GOODS 0.2%
ACS, Actividades de Construction y Servicios,
   S.A.                                                      253          14,984
Fomento de Construcciones y Contratas S.A. (FCC)           3,400         254,032
Obrascon Huarte Lain S.A.                                    479          16,103
                                                                     -----------
                                                                         285,119
CONSUMER SERVICES 0.2%
Sol Melia S.A.                                            11,512         173,080

ENERGY 0.9%
Repsol YPF S.A.                                           31,800       1,134,406

INSURANCE 0.0%
Mapfre S.A.                                                2,309          10,131

MATERIALS 0.1%
Cementos Portland Valderrivas S.A.                         1,572         169,466

TELECOMMUNICATION SERVICES 2.2%
Telefonica S.A.                                           89,100       2,888,289

TRANSPORTATION 0.1%
Iberia Lineas Aereas de Espana S.A.                       31,021         134,673

UTILITIES 0.4%
Union Fenosa S.A.                                          7,200         486,024
                                                                     -----------
                                                                       6,068,212
SWEDEN 3.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.9%
AB SKF, Class B                                            4,750          80,064
Volvo AB, Class B                                         67,500       1,129,421
                                                                     -----------
                                                                       1,209,485
MATERIALS 0.2%
Boliden AB                                                16,070         199,877
Svenska Cellulosa AB (SCA), Class B                        1,667          29,441
                                                                     -----------
                                                                         229,318
TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
Telefonaktiebolaget LM Ericsson, Class B                 396,000         926,868

TELECOMMUNICATION SERVICES 1.2%
Tele2 AB, Class B                                         22,000         437,815
TeliaSonera AB                                           117,000       1,093,082
                                                                     -----------
                                                                       1,530,897
                                                                     -----------
                                                                       3,896,568

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF         VALUE
SECURITY                                                SHARES            ($)
SWITZERLAND 6.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Rieter Holding AG - Reg'd                                    272         120,047

CAPITAL GOODS 0.3%
ABB Ltd. - Reg'd                                           6,300         181,640
Bucher Industries AG                                         840         194,743
Georg Fischer AG - Reg'd *                                    78          47,990
                                                                     -----------
                                                                         424,373
COMMERCIAL SERVICES & SUPPLIES 0.4%
Adecco S.A. - Reg'd                                        8,700         467,668

DIVERSIFIED FINANCIALS 0.5%
Credit Suisse Group - Reg'd                                5,746         345,884
UBS AG - Reg'd                                             6,800         313,532
                                                                     -----------
                                                                         659,416
FOOD, BEVERAGE & TOBACCO 1.0%
Nestle S.A. - Reg'd                                        2,859       1,312,824

INSURANCE 1.7%
Baloise Holding AG - Reg'd                                 1,914         188,091
Schweizerische
   National-Versicherungs-Gesellschaft - Reg'd               120          93,722
Swiss Life Holding - Reg'd *                               2,133         532,271
Zurich Financial Services AG - Reg'd                       4,800       1,408,735
                                                                     -----------
                                                                       2,222,819
MATERIALS 1.0%
Ciba Specialty Chemicals AG - Reg'd                        5,600         258,943
Clariant AG - Reg'd *                                     12,000         110,787
Holcim Ltd. - Reg'd                                        8,600         916,765
                                                                     -----------
                                                                       1,286,495
PHARMACEUTICALS & BIOTECHNOLOGY 1.4%
Novartis AG - Reg'd                                       12,800         699,998
Roche Holding AG                                           6,373       1,101,673
                                                                     -----------
                                                                       1,801,671
TRANSPORTATION 0.0%
Swissair Group (a)(b)(c)*                                     30              --
                                                                     -----------
                                                                       8,295,313
UNITED KINGDOM 22.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
GKN plc                                                   49,951         279,182

BANKS 2.2%
Barclays plc                                              20,800         210,065
HBOS plc                                                  11,400         165,768
HSBC Holdings plc                                         49,000         825,380
Royal Bank of Scotland Group plc                         189,900       1,676,713
                                                                     -----------
                                                                       2,877,926
CAPITAL GOODS 1.6%
BAE Systems plc                                          116,789       1,159,001
Galliford Try plc                                          7,633          15,698
Rolls-Royce Group plc *                                   26,000         282,204
Travis Perkins plc                                         4,087          97,585
Wolseley plc                                              39,302         577,820
                                                                     -----------
                                                                       2,132,308
COMMERCIAL SERVICES & SUPPLIES 0.1%
WS Atkins plc                                              7,000         158,715

CONSUMER DURABLES & APPAREL 0.4%
Barratt Developments plc                                  16,334         146,905
Bellway plc                                                3,818          62,984
Persimmon plc                                             20,306         323,489
                                                                     -----------
                                                                         533,378
CONSUMER SERVICES 0.2%
Greene King plc                                            9,800         154,816
Millennium & Copthorne Hotel plc                           6,802          55,122
                                                                     -----------
                                                                         209,938
ENERGY 4.6%
Bg Group plc                                              10,031         230,146
BP plc                                                    90,900       1,110,818
Royal Dutch Shell plc, Class A                            62,600       2,638,995
Royal Dutch Shell plc, Class B                            47,400       1,975,899
                                                                     -----------
                                                                       5,955,858
FOOD & STAPLES RETAILING 0.2%
Tesco plc                                                 23,000         218,788

INSURANCE 3.0%
Aviva plc                                                 82,600       1,100,845
Brit Insurance Holdings plc                                7,010          31,882
Friends Provident plc                                     25,049          81,685
Old Mutual plc                                           258,243         860,398
Prudential plc                                            85,929       1,209,947
Standard Life plc                                        109,934         550,642
                                                                     -----------
                                                                       3,835,399
MATERIALS 3.7%
Anglo American plc                                        26,754       1,624,001
BHP Billiton plc                                          31,101         948,372
Kazakhmys plc                                              9,600         259,734
Rio Tinto plc                                             16,178       1,702,609
Xstrata plc                                                4,112         288,542
                                                                     -----------
                                                                       4,823,258
MEDIA 0.1%
WPP Group plc                                             11,715         150,082

PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
AstraZeneca plc                                            8,200         352,951
GlaxoSmithKline plc                                       31,600         802,529
                                                                     -----------
                                                                       1,155,480
RETAILING 0.3%
Home Retail Group plc                                     56,834         369,369

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                       NUMBER OF          VALUE
SECURITY                                                SHARES             ($)
TELECOMMUNICATION SERVICES 2.9%
Vodafone Group plc                                       983,371       3,691,486

TRANSPORTATION 0.2%
British Airways plc *                                     35,333         215,977

UTILITIES 1.7%
British Energy Group plc                                  40,252         440,774
Centrica plc                                             142,000       1,011,481
United Utilities plc                                      50,400         757,419
                                                                     -----------
                                                                       2,209,674
                                                                     -----------
                                                                      28,816,818
                                                                     -----------
TOTAL COMMON STOCK
(COST $114,030,817)                                                  128,163,373
                                                                     -----------

RIGHTS 0.0% OF NET ASSETS

SINGAPORE 0.0%
--------------------------------------------------------------------------------
Hotel Plaza Ltd. (b)(c) *                                 16,500              --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --
                                                                     -----------

SECURITY                                             FACE AMOUNT         VALUE
         RATE, MATURITY DATE                             ($)              ($)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

REPURCHASE AGREEMENT 0.5%
 -------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/31/07, due
   01/02/08 at 3.65%, with a maturity value of
   $650,132 (fully collateralized by Federal
   National Mortgage Association with a value of
   $708,750.)                                            650,000         650,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $650,000)                                                          650,000
                                                                     -----------


END OF INVESTMENTS.

At 12/31/07, the tax basis cost of the fund's investments was $114,874,825 and the unrealized appreciation and depreciation were $20,431,940 and ($6,493,392), respectively, with a net unrealized appreciation of $13,938,548.

At 12/31/07, the prices of certain foreign securities held by the fund aggregating $127,570,685 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

 *   Non-income producing security.

(a)  Bankrupt security/delisted.

(b)  Fair-valued by Management.

(c) Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST            VALUE
HOLDINGS BY CATEGORY                                 ($)              ($)
--------------------------------------------------------------------------------
100.5%  COMMON STOCK                            1,536,743,122     1,611,349,546
  0.2%  PREFERRED STOCK                             3,385,065         3,939,538
   --%  RIGHTS                                             --               619
   --%  WARRANTS                                           --                --
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                       1,540,128,187     1,615,289,703
  8.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                        142,168,273       142,168,273
(9.6)%  OTHER ASSETS AND
        LIABILITIES                                                (153,697,868)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                1,603,760,108

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK 100.5% OF NET ASSETS

AUSTRALIA 5.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
AJ Lucas Group Ltd.                                       21,662          83,895
Crane Group Ltd.                                         197,652       2,943,335
Macmahon Holdings Ltd.                                 2,117,200       3,073,253
Monadelphous Group Ltd.                                  198,500       2,382,034
                                                                   -------------
                                                                       8,482,517

CONSUMER SERVICES 0.2%
Flight Centre Ltd.                                        90,300       2,535,075

ENERGY 1.0%
AED Oil Ltd. *                                            66,755         246,066
Centennial Coal Co., Ltd.                                869,100       3,664,312
Cooper Energy Ltd. *                                      56,700          40,201
Felix Resources Ltd.                                     430,209       3,016,503
New Hope Corp., Ltd.                                     701,411       1,411,544
Santos Ltd.                                              265,400       3,261,304
WorleyParsons Ltd.                                        80,900       3,644,503
                                                                   -------------
                                                                      15,284,433

FOOD, BEVERAGE & TOBACCO 0.3%
Goodman Fielder Ltd.                                   2,058,700       3,403,338
Ridley Corp., Ltd.                                       794,422         806,739
                                                                   -------------
                                                                       4,210,077

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Aevum Ltd.                                                47,205         122,183

MATERIALS 2.6%
Adelaide Brighton Ltd.                                 1,119,900       3,393,875
Amcor Ltd.                                                64,900         391,683
Ausdrill Ltd.                                            556,300       1,117,975
BlueScope Steel Ltd.                                      25,300         212,376
Consolidated Rutile Ltd.                                 374,075         183,101
Dominion Mining Ltd.                                     192,634         932,290
Equigold NL                                               34,029         117,623
Incitec Pivot Ltd.                                        77,300       7,892,326
Independence Group NL                                    362,364       2,792,578
Jabiru Metals Ltd. *                                     817,281         919,780
Jubilee Mines NL                                         226,500       4,465,429
Macarthur Coal Ltd.                                      251,544       2,150,844
Mincor Resources NL                                      872,984       3,170,352
National Can Industries Ltd.                               7,925          11,993
OneSteel Ltd.                                            815,823       4,375,459
Portman Ltd. *                                           180,500       1,651,221
Sally Malay Mining Ltd.                                  669,900       3,082,006
Sims Group Ltd.                                          202,873       4,736,870
Sons Of Gwalia Ltd. (a)(b)(c)(d)*                         58,024              --
TFS Corp., Ltd.                                           26,700          28,506
                                                                   -------------
                                                                      41,626,287

MEDIA 0.2%
Amalgamated Holdings Ltd.                                118,887         698,141
Seven Network Ltd.                                       206,500       2,305,023
                                                                   -------------
                                                                       3,003,164

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Arana Therapeutics Ltd. *                                 38,693          38,786

RETAILING 0.2%
JB Hi-Fi Ltd.                                            282,200       3,837,086

SOFTWARE & SERVICES 0.1%
Data#3 Ltd.                                               58,886         367,081
UXC Ltd.                                                 769,347       1,210,113
                                                                   -------------
                                                                       1,577,194

TELECOMMUNICATION SERVICES 0.0%
iiNET Ltd.                                               417,013         781,879

TRANSPORTATION 0.0%
Wridgways Australia Ltd.                                   9,878          27,561
                                                                   -------------
                                                                      81,526,242
AUSTRIA 1.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
SW Umwelttechnik Stoiser & Wolschner                         369          53,896

CONSUMER DURABLES & APPAREL 0.0%
Linz Textil Holding AG                                       158          45,046

FOOD, BEVERAGE & TOBACCO 0.0%
Agrana Beteiligungs AG                                       676          70,241

MATERIALS 0.8%
Voestalpine AG                                           168,200      12,054,658

REAL ESTATE 0.2%
Immofinanz Immobilien Anlagen AG                         280,775       2,836,371

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE & SERVICES 0.0%
S&T System Integration & Technology Distribution
   AG                                                      4,341         295,124
                                                                   -------------
                                                                      15,355,336
BELGIUM 0.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Moury Construct S.A.                                         224          32,502
SAPEC S.A.                                                 1,747         263,158
Societe Anonyme Belge de Constructions
   Aeronautques (SABCA)                                      681          27,381
                                                                   -------------
                                                                         323,041

CONSUMER DURABLES & APPAREL 0.0%
Jensen Group N.V.                                         12,000         192,991

DIVERSIFIED FINANCIALS 0.0%
Auximines S.A.-Compagnie Auxiliaire des Mines                 17          22,345

FOOD & STAPLES RETAILING 0.4%
Delhaize Group                                            69,956       6,141,297

MATERIALS 0.3%
Solvay S.A.                                                4,258         595,533
Tessenderlo Chemie N.V.                                   66,754       3,233,293
                                                                   -------------
                                                                       3,828,826

REAL ESTATE 0.0%
Immobel                                                    2,752         173,818

RETAILING 0.2%
S.A. D'Ieteren N.V.                                        7,336       2,636,213

SOFTWARE & SERVICES 0.0%
Dolmen Computer Applications N.V.                          9,172         221,264
Econocom Group                                            24,201         266,936
                                                                   -------------
                                                                         488,200

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Punch International N.V. *                                   275          36,109
                                                                   -------------
                                                                      13,842,840
BERMUDA 1.6%
--------------------------------------------------------------------------------

BANKS 0.0%
Hongkong Chinese Ltd.                                    180,000          38,036

CAPITAL GOODS 0.3%
Chen Hsong Holdings Ltd.                                 396,000         235,559
Chevalier International Holdings Ltd.                    356,000         363,955
COSCO International Holdings Ltd.                        380,000         364,561
Noble Group Ltd. (a)                                   1,844,000       3,067,832
                                                                   -------------
                                                                       4,031,907

CONSUMER DURABLES & APPAREL 0.0%
Grande Holdings Ltd.                                      14,000           6,437
High Fashion International Ltd.                           60,000          20,642
USI Holdings Ltd.                                        722,727         535,123
                                                                   -------------
                                                                         562,202

CONSUMER SERVICES 0.1%
Mandarin Oriental International Ltd.                     460,000       1,074,481

DIVERSIFIED FINANCIALS 0.3%
Asia Financial Holdings Ltd.                             756,000         409,521
COL Capital Ltd.                                       1,407,000       1,097,210
Guoco Group Ltd.                                         268,000       3,573,367
Tai Fook Securities Group Ltd.                            48,000          31,011
                                                                   -------------
                                                                       5,111,109

FOOD, BEVERAGE & TOBACCO 0.1%
People's Food Holdings Ltd.                              911,000         693,688

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Moulin Global Eyecare Holdings Ltd. (b)(d)*              268,000              --

MATERIALS 0.0%
China Oriental Group Co., Ltd.                           211,000         171,075
Kingboard Copper Foil Holdings Ltd.                      318,000          78,907
                                                                   -------------
                                                                         249,982

REAL ESTATE 0.2%
Great Eagle Holdings Ltd.                                  5,000          18,498
Pacific Century Premium Developments Ltd.              4,308,000       1,413,480
Soundwill Holdings Ltd.                                  554,000         331,452
Tai Cheung Holdings Ltd.                               1,423,520       1,243,766
                                                                   -------------
                                                                       3,007,196

RETAILING 0.1%
Chow Sang Sang Holdings International Ltd.               380,000         653,022
Tan Chong International Ltd.                           1,236,000         449,213
Wing On Co. International Ltd.                           276,500         505,099
                                                                   -------------
                                                                       1,607,334

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
CCT Telecom Holdings Ltd.                                404,000          68,920
Champion Technology Holdings Ltd.                      4,363,582         895,402
Digital China Holdings Ltd.                              119,000          85,897
Proview International Holdings Ltd.                    1,724,000         210,783
VTech Holdings Ltd.                                      344,000       2,445,760
                                                                   -------------
                                                                       3,706,762

TELECOMMUNICATION SERVICES 0.1%
Asia Satellite Telecommunications Holdings Ltd.          577,500       1,140,941
SmarTone Telecommunications Holdings Ltd.                316,500         296,118
                                                                   -------------
                                                                       1,437,059

TRANSPORTATION 0.2%
Transport International Holdings Ltd.                    760,400       3,579,178
                                                                   -------------

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
                                                                      25,098,934
CANADA 7.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
Linamar Corp.                                            197,584       4,082,008
Martinrea International, Inc. *                          193,400       2,394,598
                                                                   -------------
                                                                       6,476,606

BANKS 0.2%
Laurentian Bank of Canada                                 75,698       2,550,239

CAPITAL GOODS 0.1%
Aecon Group, Inc.                                        101,100       2,361,169
Stantec, Inc. *                                            2,420          95,358
                                                                   -------------
                                                                       2,456,527

DIVERSIFIED FINANCIALS 0.2%
Dundee Corp., Class A *                                  154,700       2,957,788

ENERGY 1.1%
Addax Petroleum Corp.                                     93,500       4,068,924
AltaGas Income Trust                                     119,810       3,209,662
Canetic Resources Trust                                  141,230       1,914,644
Ensign Energy Services, Inc.                               1,100          16,997
Flint Energy Services Ltd. *                             121,400       2,223,934
Freehold Royalty Trust                                    68,200       1,077,988
Keyera Facilities Income Fund                             98,820       1,992,520
Pembina Pipeline Income Fund                              67,900       1,206,714
Royal Utilities Income Fund                               29,070         315,162
Tesco Corp. *                                             66,500       1,927,048
                                                                   -------------
                                                                      17,953,593

FOOD & STAPLES RETAILING 0.2%
George Weston Ltd.                                        65,790       3,609,634

FOOD, BEVERAGE & TOBACCO 0.3%
Rothmans, Inc.                                           172,080       4,411,190

INSURANCE 0.4%
Industrial Alliance Insurance and Financial
   Services, Inc.                                        137,289       5,923,062
Northbridge Financial Corp.                               14,070         525,905
                                                                   -------------
                                                                       6,448,967

MATERIALS 2.4%
Agrium, Inc.                                              21,742       1,578,853
Cascades, Inc.                                           274,060       2,343,651
First Quantum Minerals Ltd.                               34,100       2,939,244
IAMGOLD Corp.                                            509,627       4,177,397
Inmet Mining Corp.                                        50,600       4,129,723
Kinross Gold Corp. *                                      50,910         943,972
Lundin Mining Corp. *                                    319,940       3,092,586
Major Drilling Group International, Inc. *                59,200       3,754,922
Methanex Corp.                                           185,503       5,180,063
NOVA Chemicals Corp. *                                     2,400          78,472
PAN American Silver Corp. *                               87,200       3,091,472
Sherritt International Corp.                             333,121       4,485,717
Sino-Forest Corp. *                                       21,800         473,572
Taseko Mines Ltd. *                                      361,345       1,892,855
                                                                   -------------
                                                                      38,162,499

MEDIA 0.5%
Cogeco Cable, Inc.                                        79,460       3,849,215
Cogeco, Inc.                                               1,700          68,038
Quebecor, Inc., Class B                                  105,800       3,832,362
                                                                   -------------
                                                                       7,749,615

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Angiotech Pharmaceuticals, Inc. *                         11,003          38,239
QLT, Inc. *                                              262,600       1,165,397
                                                                   -------------
                                                                       1,203,636

REAL ESTATE 0.2%
BPO Properties Ltd.                                            9             550
Extendicare Real Estate Investment Trust                   1,190          15,059
FirstService Corp. *                                      82,978       2,547,478
MI Developments, Inc., Class A                            51,270       1,441,555
                                                                   -------------
                                                                       4,004,642

RETAILING 0.1%
Leon's Furniture Ltd.                                     66,430         868,278

SOFTWARE & SERVICES 0.3%
CGI Group, Inc., Class A *                                37,150         436,262
Open Text Corp. *                                        148,200       4,712,007
                                                                   -------------
                                                                       5,148,269

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Celestica, Inc. *                                         93,500         548,523

UTILITIES 0.5%
ATCO Ltd., Class I                                        99,500       5,566,032
Fortis, Inc.                                              78,100       2,294,056
                                                                   -------------
                                                                       7,860,088
                                                                   -------------
                                                                     112,410,094
CAYMAN ISLANDS 0.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Truly International Holdings Ltd.                        626,000       1,437,209

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
China Shineway Pharmaceutical Group Ltd.                  18,000          13,046

REAL ESTATE 0.1%
New World China Land Ltd.                              1,262,400       1,122,231

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Semiconductor Manufacturing International Corp. *      4,569,000         473,606

SOFTWARE & SERVICES 0.0%
SUNeVision Holdings Ltd.                               1,050,280         139,223

TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                     182,500         156,240
                                                                   -------------
                                                                       3,341,555

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
CHINA 0.3%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Weiqiao Textile Co., Ltd., Class H                       927,000       1,312,171

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Tong Ren Tang Technologies Co., Ltd., Class H             70,000         129,559

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Great Wall Technology Co., Ltd., Class H *             2,072,000         639,433

TRANSPORTATION 0.2%
Sichuan Expressway Co., Ltd., Class H                  6,015,000       2,662,348

UTILITIES 0.0%
Huadian Power International Corp., Ltd., Class H         880,000         440,524
                                                                   -------------
                                                                       5,184,035
DENMARK 0.2%
--------------------------------------------------------------------------------

BANKS 0.0%
Ostjydsk Bank A/S                                            815         162,998

CAPITAL GOODS 0.1%
DLH A/S, Class B                                           9,496         170,147
Monberg & Thorsen A/S, Class B                             4,661         459,356
Ove Arkil Holding A/S, Class B                               899         196,794
Per Aarsleff A/S, Class B                                  7,416       1,049,771
Renewagy A/S *                                             4,900          14,123
Sanistal A/S, Class B                                      3,568         447,561
SKAKO Industries A/S                                         387          13,439
                                                                   -------------
                                                                       2,351,191

FOOD, BEVERAGE & TOBACCO 0.0%
Hedegaard A/S                                                390          34,475

MATERIALS 0.0%
Brodrene Hartmann A/S *                                    2,879          83,505

TRANSPORTATION 0.1%
DFDS A/S                                                   6,009         932,601
                                                                   -------------
                                                                       3,564,770
FINLAND 1.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
KCI Konecranes Oyj                                        14,454         492,367
Larox Oyj                                                 25,116         439,406
                                                                   -------------
                                                                         931,773

DIVERSIFIED FINANCIALS 0.0%
Neomarkka Oyj                                             16,000         227,696

FOOD, BEVERAGE & TOBACCO 0.0%
Lannen Tehtaat Oyi                                        13,978         328,689

MATERIALS 1.1%
Kemira Oyj (a)                                           266,797       5,586,298
Rautaruukki Oyj                                          277,451      11,858,589
                                                                   -------------
                                                                      17,444,887

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Okmetic Oyj *                                             60,000         263,623

SOFTWARE & SERVICES 0.2%
SysOpen Digia Oyi                                         71,799         316,231
TietoEnator Oyj (a)                                      120,220       2,689,076
                                                                   -------------
                                                                       3,005,307

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Elektrobit Corp.                                           8,017          19,304

TRANSPORTATION 0.0%
Finnair Oyj                                                8,353          98,530
                                                                   -------------
                                                                      22,319,809
FRANCE 10.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 3.0%
Compagnie Generale des Etablissements Michelin,
   Class B (a)                                           210,700      24,088,968
Plastic Omnium S.A.                                        5,453         292,102
PSA Peugeot Citroen (a)                                  169,930      12,876,422
Societe Fonciere Financiere et de Participations
   (FFP)                                                  38,167       4,908,166
Valeo S.A. (a)                                           155,202       6,381,827
                                                                   -------------
                                                                      48,547,485

BANKS 1.1%
Caisse Regionale du Credit Agricole Mutuel Loire
   Haute-Loire                                               815          56,600
Natixis (a)                                              916,078      17,603,750
                                                                   -------------
                                                                      17,660,350

CAPITAL GOODS 0.3%
Compagnie Industrielle et Financiere d'
   Entreprises                                               598         214,866
Ginger                                                     8,835         271,010
Haulotte Group (a)                                        96,032       2,874,431
Securidev S.A.                                               356          15,297
Thales S.A. (a)                                           28,488       1,696,982
                                                                   -------------
                                                                       5,072,586

COMMERCIAL SERVICES & SUPPLIES 0.1%
A Novo *                                                  73,104          49,169
Constructions Industrielles dela Mediterranee
   S.A.                                                    6,562         865,810
                                                                   -------------
                                                                         914,979

CONSUMER DURABLES & APPAREL 0.9%
Nexity                                                   107,400       4,911,309
Thomson                                                  704,088       9,955,661
                                                                   -------------
                                                                      14,866,970

CONSUMER SERVICES 0.6%
Compagnie des Alpes                                        4,130         226,435
Groupe Flo                                                14,436         207,624
Pierre & Vacances                                          3,129         432,664
Sodexho Alliance S.A.                                    130,227       7,995,431
                                                                   -------------
                                                                       8,862,154

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
DIVERSIFIED FINANCIALS 0.0%
Viel et Compagnie                                         56,104         392,981

FOOD, BEVERAGE & TOBACCO 0.0%
Sucriere de Pithiviers Le Vieil                              266         227,125

MATERIALS 1.7%
Ciments Francais S.A.                                     39,575       6,792,925
Eramet                                                    25,960      13,280,895
Gevelot                                                    3,516         310,465
Guillin Emballages                                           400          39,774
Rougier S.A.                                               2,649         223,853
Sequana Capital                                          165,600       5,390,079
Societe Anonyme d'Explosifs et de Produits
   Chimiques                                                 450         308,927
                                                                   -------------
                                                                      26,346,918

REAL ESTATE 0.0%
Affine                                                     1,336          73,263

SOFTWARE & SERVICES 1.5%
Atos Origin S.A. *                                       138,685       7,165,487
Cap Gemini S.A.                                          208,500      13,100,186
ESI Group *                                                9,000         122,423
GFI Informatique                                          37,935         332,729
Groupe Steria S.C.A. (a)                                  84,021       3,065,050
Jet Multimedia                                            15,000         188,166
Lectra                                                     2,093          17,595
Tessi S.A.                                                 3,864         271,087
                                                                   -------------
                                                                      24,262,723

TRANSPORTATION 1.3%
Air France-KLM (a)                                       452,000      15,796,700
Financiere de l'Odet                                       9,750       4,254,259
Touax                                                      9,600         564,285
                                                                   -------------
                                                                      20,615,244
                                                                   -------------
                                                                     167,842,778
GERMANY 8.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Continental AG                                            12,100       1,583,294
Grammer AG (a)                                             3,054          70,658
Ruecker AG                                                28,950         451,750
                                                                   -------------
                                                                       2,105,702

CAPITAL GOODS 2.6%
Bilfinger Berger AG                                       14,486       1,107,741
Deutsche Steinzeug Cremer & Breuer AG *                   42,000          91,636
Duerr AG *                                                53,317       2,069,528
Gesco AG                                                   8,232         646,259
Gildemeister AG (a)                                      170,000       4,568,545
Indus Holding AG                                           1,990          70,555
Kloeckner & Co., AG                                      125,396       5,041,916
Koenig & Bauer AG                                          9,040         255,153
Krones AG                                                 21,453       1,728,548
KSB AG                                                     2,120       1,402,435
KUKA AG (a)*                                              81,738       3,110,251
MTU Aero Engines Holding AG                              195,517      11,425,011
Muehlbauer Holding AG & Co.                                5,460         193,440
Rheinmetall AG (a)                                       128,400      10,202,044
Westag & Getalit AG                                        2,631          66,816
                                                                   -------------
                                                                      41,979,878

COMMERCIAL SERVICES & SUPPLIES 0.0%
D. Logistics AG *                                        150,322         431,866
INTERSEROH AG                                              1,416          98,481
Schlott Gruppe AG (a)                                        500          13,495
                                                                   -------------
                                                                         543,842

CONSUMER SERVICES 0.1%
IFA Hotel & Touristik AG *                                 5,170          78,531
TUI AG (a)*                                               44,952       1,255,541
                                                                   -------------
                                                                       1,334,072

DIVERSIFIED FINANCIALS 0.0%
ADCapital AG                                                 498           8,575

FOOD & STAPLES RETAILING 0.0%
WASGAU Produktions & Handels AG                            1,500          12,939

FOOD, BEVERAGE & TOBACCO 0.0%
Frosta AG                                                  5,780         165,936
Sektkellerei Schloss Wachenheim AG                        23,575         297,775
                                                                   -------------
                                                                         463,711

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Fresenius SE                                              32,365       2,674,130

INSURANCE 0.6%
Hannover Rueckversicherung AG - Reg'd                    193,200       8,950,609
Wuerttembergische Lebensversicherung AG,
   Series D                                               10,186         402,056
                                                                   -------------
                                                                       9,352,665

MATERIALS 2.7%
Altana AG (a)                                            203,669       4,923,549
Lanxess (a)                                              298,200      14,692,359
Norddeutsche Affinerie AG (a)                            103,239       4,009,677
Salzgitter AG                                            135,866      20,305,871
                                                                   -------------
                                                                      43,931,456

RETAILING 0.3%
ComputerLinks AG                                          16,576         334,048
Essanelle Hair Group AG *                                 11,971         166,350
Hornbach Baumarkt Aktiengesellschaft                      25,022       1,573,087
Sixt AG                                                   51,476       2,317,190
                                                                   -------------
                                                                       4,390,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
ELMOS Semiconductor AG *                                  33,286         358,407
Infineon Technologies AG (a)*                          1,393,234      16,423,536
                                                                   -------------
                                                                      16,781,943

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE & SERVICES 0.1%
Bechtle AG (a)                                            15,839         637,185
Cancom IT Systeme AG *                                    36,078         203,289
Integralis AG *                                           32,144         270,413
PC- Ware AG                                               16,089         312,482
REALTECH AG                                               13,166         232,123
syzygy AG *                                               50,974         256,554
USU Software AG                                           30,934         189,954
                                                                   -------------
                                                                       2,102,000

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Augusta Techno AG *                                       17,630         419,219
Boewe Systec AG                                           20,309         844,760
Epcos AG                                                 318,661       5,554,746
Euromicron AG                                             19,901         541,772
Funkwerk AG (a)                                           16,891         406,903
                                                                   -------------
                                                                       7,767,400

UTILITIES 0.3%
MVV Energie AG                                            90,209       4,145,614
                                                                   -------------
                                                                     137,594,602
HONG KONG 0.8%
--------------------------------------------------------------------------------

BANKS 0.2%
CITIC International Financial Holdings Ltd.              288,000         178,132
Industrial and Commercial Bank of China (Asia)
   Ltd.                                                1,179,000       3,147,582
                                                                   -------------
                                                                       3,325,714

CONSUMER SERVICES 0.1%
Associated International Hotels Ltd. *                     4,000           8,719
Harbour Centre Development Ltd.                          180,000         419,517
The Hongkong & Shanghai Hotels Ltd.                      640,692       1,122,184
                                                                   -------------
                                                                       1,550,420

DIVERSIFIED FINANCIALS 0.2%
Allied Group Ltd.                                        207,600       1,131,630
Allied Properties (H.K.) Ltd.                          4,100,000       1,507,291
Lippo Ltd.                                                 5,000           4,653
Peregrine Investment Holdings Ltd. (b)(d)                 84,000              --
Sun Hung Kai & Co., Ltd.                                  42,000          55,831
                                                                   -------------
                                                                       2,699,405

REAL ESTATE 0.2%
China Motor Bus Co., Ltd.                                  4,000          32,419
Hong Kong Ferry (Holdings) Co., Ltd.                     258,280         264,799
Keck Seng Investments Ltd.                               340,000         239,183
Melbourne Enterprises Ltd.                                 2,000          15,567
Miramar Hotel & Investment Co., Ltd.                     327,000         574,802
TAI Sang Land Developement Ltd.                          101,000          57,445
Wheelock Properties Ltd.                               1,639,000       1,809,089
                                                                   -------------
                                                                       2,993,304

RETAILING 0.0%
Goldlion Holdings Ltd.                                   300,000         104,850

TRANSPORTATION 0.1%
Hopewell Holdings Ltd.                                   368,000       1,687,238
Safety Godown Co., Ltd.                                    8,000           5,497
                                                                   -------------
                                                                       1,692,735
                                                                   -------------
                                                                      12,366,428
IRELAND 0.8%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.8%
DCC plc                                                  251,302       7,123,562
Grafton Group plc *                                      567,767       4,562,357
                                                                   -------------
                                                                      11,685,919

CONSUMER DURABLES & APPAREL 0.0%
Abbey plc                                                 15,931         140,304

ENERGY 0.0%
Dragon Oil plc *                                          18,519         127,527

SOFTWARE & SERVICES 0.0%
Horizon Technology Group plc *                            77,652          83,389
IONA Technologies plc *                                   29,976          99,153
                                                                   -------------
                                                                         182,542
                                                                   -------------
                                                                      12,136,292
ITALY 4.0%
--------------------------------------------------------------------------------

BANKS 0.2%
Banca Popolare dell'Etruria e del Lazio Scrl (a)         213,735       2,907,109
Banco di Sardegna S.p.A.                                   1,034          24,845
                                                                   -------------
                                                                       2,931,954

CAPITAL GOODS 1.1%
Astaldi S.p.A.                                           315,378       2,387,399
Biesse S.p.A.                                             33,417         629,061
C.I.R. S.p.A. - Compagnie Industriali Riunite (a)      1,758,000       6,520,439
Cofide S.p.A. - Compagnia Finanziaria De
   Benedetti                                             769,882       1,228,855
Danieli S.p.A. - Officine Meccanishe Danieli &
   C. (a)                                                143,186       4,463,628
Vianini Lavori S.p.A.                                    119,787       2,032,933
                                                                   -------------
                                                                      17,262,315

CONSUMER DURABLES & APPAREL 0.2%
Safilo Group S.p.A. (a)                                  707,096       2,357,855

CONSUMER SERVICES 0.0%
I Grandi Viaggi S.p.A.                                    90,977         201,775

DIVERSIFIED FINANCIALS 0.8%
IFIL Investments S.p.A. (a)                            1,395,066      13,063,299
Intek S.p.A. (a)                                         185,475         186,002
Mittel S.p.A.                                             38,070         285,946
                                                                   -------------
                                                                      13,535,247

FOOD, BEVERAGE & TOBACCO 0.0%
Centrale del Latte di Torino & C S.p.A.                   18,000         103,112

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
La Doria S.p.A. *                                        107,874         265,651
                                                                   -------------
                                                                         368,763

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
Mirato S.p.A.                                             51,665         638,416

INSURANCE 0.0%
Premafin Finanziaria S.p.A.                               79,995         228,140

MATERIALS 1.2%
Buzzi Unicem S.p.A. (a)                                  272,048       7,518,389
Cementir S.p.A. Cementerie del Tirreno                   408,944       3,604,990
Italcementi S.p.A. (a)                                   340,800       7,297,019
KME Group *                                              402,068         877,732
                                                                   -------------
                                                                      19,298,130

MEDIA 0.2%
Mondadori (Arnoldo) Editore S.p.A. (a)                   359,554       2,953,277
Monrif S.p.A. *                                           71,001          94,708
                                                                   -------------
                                                                       3,047,985

SOFTWARE & SERVICES 0.1%
Engineering Ingegneria Informatica S.p.A.                 29,038       1,173,293

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Gefran S.p.A.                                             52,276         391,517

TRANSPORTATION 0.0%
Autostrade Meridionali S.p.A.                                216           6,779

UTILITIES 0.2%
Acegas-APS S.p.A.                                         60,039         585,483
Iride S.p.A. (a)                                         795,689       2,970,650
                                                                   -------------
                                                                       3,556,133
                                                                   -------------
                                                                      64,998,302
JAPAN 16.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.0%
Ahresty Corp.                                              5,200          83,295
Aichi Machine Industry Co., Ltd.                         331,000         657,757
Aisan Industry Co., Ltd.                                  93,800       1,128,290
Bosch Corp. (a)                                          308,000       1,485,100
Fuji Heavy Industries Ltd. (a)                           268,000       1,241,360
Futaba Industrial Co., Ltd.                               27,100         759,280
Ichishin Co., Ltd.                                        36,500         113,210
Mitsuba Corp.                                             92,000         541,594
Piolax, Inc.                                               7,000         147,656
Sanden Corp.                                             487,000       2,480,679
Showa Corp.                                              122,100       1,124,978
SOFT99 Corp.                                              28,600         194,474
Sumitomo Rubber Industries Ltd.                          327,400       2,867,876
The Yokohama Rubber Co., Ltd.                            200,000       1,182,013
Topre Corp.                                               83,100         855,721
Unipres Corp.                                            136,000       1,259,582
Yorozu Corp.                                               1,600          23,034
                                                                   -------------
                                                                      16,145,899

BANKS 0.7%
Kagawa Bank Ltd.                                          60,000         334,610
Kita-Nippon Bank Ltd.                                      8,500         310,539
Shinsei Bank Ltd. (a)                                     77,000         279,548
Taiko Bank Ltd.                                           60,000         169,054
The Aichi Bank Ltd.                                       29,700       2,526,768
The Bank of Nagoya Ltd.                                   35,000         212,991
The Daishi Bank Ltd.                                     459,000       1,861,371
The Eighteenth Bank Ltd.                                 295,000       1,021,756
The Higashi-Nippon Bank Ltd.                             144,000         494,753
The Hokuetsu Bank Ltd.                                     5,000          11,355
The Hyakugo Bank Ltd.                                    522,000       2,880,548
The Mie Bank Ltd. (a)                                     37,000         187,476
The Oita Bank Ltd.                                        61,000         381,793
                                                                   -------------
                                                                      10,672,562

CAPITAL GOODS 4.0%
Aida Engineering Ltd.                                    321,000       1,754,189
Aoki Marine Co., Ltd.                                     15,000          40,339
C-Cube Corp.                                              98,600         325,774
Chodai Co., Ltd.                                          21,000          68,048
Chudenko Corp.                                            22,100         407,600
CKD Corp.                                                 22,000         156,226
CTI Engineering Co., Ltd.                                 64,100         431,303
Daiichi Kensetu Corp.                                     24,000         174,965
Denkyosha Co., Ltd.                                       20,000         127,618
Denyo Co., Ltd.                                            1,000           8,853
Ebara Corp. (a)                                          769,000       2,610,451
Fuji Electric Holdings Co., Ltd. (a)                     592,000       2,046,205
Fuji Machine Manufacturing Co., Ltd.                     153,800       3,287,319
Fujikura Ltd. (a)                                        334,000       1,687,531
Fujitec Co., Ltd.                                         29,000         167,401
Furusato Industries Ltd.                                     500           4,895
Futaba Corp. (a)                                         154,700       2,980,750
Gecoss Corp.                                                 400           2,073
Hitachi Cable Ltd.                                       508,000       2,997,751
Inabata & Co., Ltd.                                       18,900          96,575
Ishikawajima Transportation Machinery Co., Ltd.           43,000         180,606
Jalux., Inc. (a)                                           9,600         163,660
Japan Pulp & Paper Co., Ltd.                             554,000       2,050,048
Kamei Corp.                                               93,000         431,837
Kanaden Corp.                                            110,000         619,755
Kinden Corp.                                             327,000       2,556,396
Kioritz Corp.                                            247,000         549,128
Koatsu Kogyo Co., Ltd.                                    29,000         107,141
Komori Corp.                                             165,000       3,636,001
Maeda Corp. (a)                                          160,000         549,086
Maeda Road Construction Co., Ltd.                        327,000       2,605,472
Mitani Corp.                                              28,100         264,370
Nakano Refrigerators Co., Ltd.                             1,800          15,877
NEC Leasing Ltd. (a)                                      42,800         624,696
NEC Networks & System Integration Corp.                  184,400       2,307,812
Nihon Decoluxe Co., Ltd.                                   2,000          11,458
Nippei Toyama Corp.                                      200,000       1,685,657
Nippo Corp.                                              354,000       2,548,584

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Nippon Densetsu Kogyo Co., Ltd.                           81,000         540,894
Nippon Dentsu Co., Ltd.                                   18,000          55,280
Nippon Koei Co., Ltd. (a)                                337,000         847,133
Nippon Road Co., Ltd.                                    331,000         463,819
Nishimatsu Construction Co.,
   Ltd. (a)                                              753,000       2,090,797
Nissei Plastic Industrial Co., Ltd.                       87,000         348,248
Nitto Kogyo Corp. (a)                                    114,200       1,241,275
Ohmoto Gumi Co., Ltd.                                     34,000         200,680
Oiles Corp.                                               96,300       1,789,934
Okaya & Co., Ltd.                                          2,000          23,811
Oki Wintech Co., Ltd.                                     45,000         238,412
OKK Corp.                                                 22,000          46,856
Original Engineering Consultants Co., Ltd.                14,500          31,800
Sankyo Rikagaku Co., Ltd.                                 20,000         258,698
Sanso Electric Co., Ltd.                                  30,000         103,388
Sanwa Shutter Corp. (a)                                  596,000       2,926,024
Seibu Electric Industry Co., Ltd.                         83,000         346,473
Shin-Kobe Electric Machinery Co., Ltd.                    67,000         261,010
ShinMaywa Industries Ltd.                                378,000       1,429,747
Sintokogio Ltd.                                          201,700       2,100,410
Sojitz Corp.                                             757,200       2,700,544
Taiho Kogyo Co., Ltd.                                      4,600          70,609
Taisei Oncho Co., Ltd.                                    49,000         167,108
Taisei Rotec Corp.                                       339,000         467,069
Takeuchi Mfg. Co., Ltd.                                    6,200         243,021
The Furukawa Electric Co., Ltd.                          473,000       1,822,292
Totech Corp.                                              26,000         205,621
Trusco Nakayama Corp. (a)                                117,900       1,721,677
Tsurumi Manufacturing Co., Ltd.                           13,000         108,146
Uehara Sei Shoji Co., Ltd.                                51,000         187,535
Wakita & Co., Ltd.                                        50,000         321,651
Yondenko Corp.                                           126,000         594,370
Yurtec Corp.                                             129,000         711,428
                                                                   -------------
                                                                      64,949,210

COMMERCIAL SERVICES & SUPPLIES 0.0%
Kawanishi Warehouse Co., Ltd.                              7,000          50,629
Uchida Yoko Co., Ltd.                                    111,000         450,054
Wesco, Inc.                                               65,200         163,406
                                                                   -------------
                                                                         664,089

CONSUMER DURABLES & APPAREL 1.2%
Casio Computer Co., Ltd.                                 193,900       2,254,708
Cleanup Corp. (a)                                        108,300         696,214
Corona Corp.                                              49,100         623,907
Daikoku Denki Co., Ltd.                                    7,600          75,407
Fuji Corp.                                                18,000         153,068
Fujishoji Co., Ltd.                                          170         136,043
Fujix Ltd.                                                 9,000          35,616
Heiwa Corp. (a)                                          247,500       2,166,433
Ichikawa Co., Ltd.                                        79,000         280,881
Jichodo Co., Ltd.                                         17,000         148,521
Kurabo Industries Ltd.                                   790,000       1,772,199
Onward Holdings Co., Ltd.                                192,000       1,964,198
Roland Corp.                                              56,700       1,623,089
Sumitomo Forestry Co., Ltd.                              400,000       2,891,030
Tachikawa Corp.                                           60,300         379,391
Tamron Co., Ltd. (a)                                      73,900       1,843,796
TEN ARROWS Co., Ltd.                                       6,700          30,434
Token Corp.                                                3,300         131,229
Tokyo Style Co., Ltd.                                    250,000       2,517,638
Toso Co., Ltd.                                            43,000          81,913
                                                                   -------------
                                                                      19,805,715

CONSUMER SERVICES 0.2%
Daisyo Corp. (a)                                          71,900         966,707
Eikoh, Inc.                                               33,400         118,809
Gourmet Kineya Co., Ltd.                                  41,000         324,752
Johnan Academic Preparatory Institute, Inc.               32,000          48,033
Matsuya Foods Co., Ltd.                                    4,300          53,373
Plenus Co., Ltd. (a)                                      19,500         270,412
Shidax Corp.                                               1,201         754,690
                                                                   -------------
                                                                       2,536,776

DIVERSIFIED FINANCIALS 0.1%
Aizawa Securities Co., Ltd.                               19,300         129,512
Osaka Securities Finance Co., Ltd.                       156,200         420,403
Takagi Securities Co., Ltd.                              102,000         256,742
                                                                   -------------
                                                                         806,657

ENERGY 0.2%
Cosmo Oil Co., Ltd.                                      598,000       2,210,442
Idemitsu Kosan Co., Ltd. (a)                              11,800       1,242,833
Mitsuuroko Co., Ltd. (a)                                  15,800         111,172
Sinanen Co., Ltd.                                        109,000         466,964
                                                                   -------------
                                                                       4,031,411

FOOD & STAPLES RETAILING 0.4%
Cawachi Ltd.                                              69,700       1,809,858
Cowboy Co., Ltd. *                                        67,000          35,241
Heiwado Co., Ltd. (a)                                    132,200       2,246,602
Kasumi Co., Ltd. (a)                                      81,000         435,397
Poplar Co., Ltd.                                          16,400         108,633
Uny Co., Ltd. (a)                                        270,000       2,280,621
                                                                   -------------
                                                                       6,916,352

FOOD, BEVERAGE & TOBACCO 1.1%
Asahi Breweries Ltd.                                     232,400       3,920,121
Coca-Cola Central Japan Co.,
   Ltd. (a)                                                  213       1,627,809
EJ Holdings, Inc. *                                           50           8,951
Itoham Foods, Inc.                                       692,000       3,000,578
Mercian Corp. (a)                                        402,000         771,089
Mikuni Coca-Cola Bottling Co., Ltd. (a)                  111,100       1,197,759
Morinaga Milk Industry Co., Ltd.                         256,000         746,677
Nichiwa Sangyo Co., Ltd.                                  57,000         177,080
Nippon Beet Sugar Manufacturing Co., Ltd. (a)            372,000         780,392
Nippon Flour Mills Co., Ltd. (a)                         392,000       1,497,759
The Nisshin Oillio Group Ltd.                            545,000       2,024,757
Tokatsu Foods Co., Ltd.                                   63,000         282,527
Yonekyu Corp.                                            125,500       1,140,841
                                                                   -------------
                                                                      17,176,340

HEALTH CARE EQUIPMENT & SERVICES 0.3%
Fukuda Denshi Co., Ltd.                                   13,900         396,912

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Hitachi Medical Corp.                                    102,000         840,592
Nipro Corp.                                              137,000       2,741,680
Nissui Pharmaceutical Co., Ltd.                            3,700          25,046
Tokiwa Yakuhin Co., Ltd.                                  10,000          37,868
                                                                   -------------
                                                                       4,042,098

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Mandom Corp.                                              66,700       1,782,935

INSURANCE 0.3%
Nissay Dowa General Insurance Co., Ltd.                  573,000       2,766,470
The Fuji Fire and Marine Insurance Co., Ltd.             529,000       1,414,710
                                                                   -------------
                                                                       4,181,180

MATERIALS 3.3%
Adeka Corp.                                                  400           4,074
Arakawa Chemical Industries Ltd.                          17,500         181,453
Asahi Industries Co., Ltd.                                   205         262,185
Atomix Co., Ltd.                                           3,000          10,795
Chubu Steel Plate Co., Ltd.                              135,700       1,262,863
Daicel Chemical Industries Ltd. (a)                       68,000         406,625
Dainippon Ink & Chemicals, Inc.                          630,000       3,140,882
Denki Kagaku Kogyo Kabushiki Kaisha                      693,000       2,995,439
Kureha Chemical Industry Co., Ltd.                       270,000       1,438,752
Mitsubishi Gas Chemical Co,. Inc.                         88,000         856,078
Mitsui Mining & Smelting Co., Ltd.                       540,000       2,149,360
Nichia Steel Works Ltd. (a)                              154,000         528,452
Nihon Yamamura Glaaa Co., Ltd.                           418,000         890,308
Nippon Chemical Industrial Co., Ltd.                      28,000          69,525
Nippon Light Metal Co., Ltd.                           1,404,000       2,431,176
Nippon Soda Co., Ltd.                                    138,000         556,877
Nisshin Steel Co., Ltd. (a)                              758,000       2,619,001
Osaka Steel Co., Ltd.                                    128,200       1,756,194
Pacific Metals Co., Ltd. (a)                             252,000       2,378,634
Sakai Chemical Industry Co., Ltd.                        383,000       1,820,205
Sumitomo Pipe & Tube Co., Ltd.                            65,000         456,332
Sumitomo Seika Chemicals Co., Ltd.                       174,000         689,181
Taiheiyo Cement Corp.                                    673,000       1,589,770
Teijin Ltd.                                                1,000           4,262
Toagosei Co., Ltd. (a)                                   535,000       1,694,981
Tokyo Ohka Kogyo Co., Ltd. (a)                           105,800       2,346,120
Tokyo Steel Manufacturing Co., Ltd.                       11,900         131,582
Tokyo Tekko Co., Ltd. (a)                                174,000         640,899
Topy Industries Ltd. (a)                                 768,000       2,087,739
Tosoh Corp.                                              846,000       3,606,221
Toyo Ink Manufacturing Co., Ltd.                         321,000       1,092,309
Toyo Kohan Co., Ltd. (a)                                 370,000       1,686,229
Ube Industries Ltd.                                    1,460,000       4,941,769
Yamato Kogyo Co., Ltd.                                   108,700       4,400,950
Yodogawa Steel Works Ltd.                                460,000       2,347,193
                                                                   -------------
                                                                      53,474,415

MEDIA 0.1%
Chubu-Nippon Broadcasting Co., Ltd.                          800           7,764
Hakuhodo Dy Holdings, Inc.                                29,480       1,641,862
RKB Mainichi Broadcasting Corp.                           37,000         248,059
                                                                   -------------
                                                                       1,897,685

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
ASKA Pharmaceutical Co., Ltd.                             31,000         256,145
Kyorin Co., Ltd.                                          33,000         360,308
Nippon Shinyaku Co., Ltd.                                174,000       1,598,979
Seikagaku Corp.                                           57,800         608,841
Torii Pharmaceutical Co., Ltd.                            91,600       1,519,709
                                                                   -------------
                                                                       4,343,982

REAL ESTATE 0.1%
Hosoda Corp.                                              57,000         204,136
Keihanshin Real Estate Co., Ltd.                          37,000         162,734
Nisshin Fudosan Co., Ltd. (a)                             68,700         475,186
Sankyo Frontier Co., Ltd.                                 64,000         181,295
Yuraku Real Estate Co., Ltd.                             172,000         595,846
                                                                   -------------
                                                                       1,619,197

RETAILING 1.1%
AOKI Holdings, Inc.                                      130,700       2,287,875
Aoyama Trading Co., Ltd.                                 125,500       3,250,254
AT-Group Co., Ltd.                                        20,000         324,275
Autobacs Seven Co., Ltd. (a)                              11,500         233,160
Belluna Co., Ltd. (a)                                     40,250         280,124
Blue Grass Co., Ltd.                                      11,600         100,202
Daiwa Co., Ltd.                                           96,000         187,616
Duskin Co., Ltd.                                          28,500         492,885
Fields Corp. (a)                                             848       1,085,576
Fujitsu Business Systems Ltd. (a)                         76,900         898,687
H2O Retailing Corp.                                       66,000         513,214
Haruyama Trading Co., Ltd. (a)                            21,900         145,257
Kato Sangyo Co., Ltd.                                        100           1,184
Keiiyu Co., Ltd.                                          60,700         284,876
King Co., Ltd.                                            67,000         238,586
Nagahori Corp.                                            59,000         190,898
Nice Holdings, Inc.                                      131,000         403,635
Rakuten, Inc. (a)*                                         9,030       4,415,515
Sazaby, Inc.                                              29,500         579,875
Senshukai Co., Ltd. (a)                                   84,000         886,737
The Daiei, Inc. (a)*                                      40,400         212,464
                                                                   -------------
                                                                      17,012,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Mitsui High-tec, Inc.                                    143,800       1,443,524
Shindengen Electric Manufacturing Co., Ltd.              179,000         527,188
Shinkawa Ltd. (a)                                         71,100       1,086,568
                                                                   -------------
                                                                       3,057,280

SOFTWARE & SERVICES 0.1%
Fuji Soft, Inc. (a)                                       98,200       1,547,130
Hitachi System & Services Ltd.                            20,100         438,075

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Japan Process Development Co., Ltd.                       16,700         133,334
                                                                   -------------
                                                                       2,118,539

TECHNOLOGY HARDWARE & EQUIPMENT 1.4%
Aiphone Co., Ltd.                                          6,000          92,419
Alps Electric Co. Ltd.                                    50,300         649,832
Canon Finetech Ltd. (a)                                   29,000         406,988
Dainippon Screen Manufacturing Co., Ltd. (a)             549,000       3,062,214
Daishinku Corp.                                           52,000         276,900
Eizo Nanao Corp.                                          79,200       2,016,425
Espec Corp. (a)                                           63,800         471,154
Fujitsu Frontech Ltd.                                        200           1,597
Hakuto Co., Ltd.                                          64,300         874,799
Hitachi Maxell Ltd. (a)                                  171,000       2,070,435
Japan Digital Laboratory Co., Ltd.                       119,000       1,505,143
NEC Corp.                                                255,000       1,171,276
Riso Kagaku Corp.                                         51,600         915,702
Ryoden Trading Co., Ltd.                                 143,000         988,212
Ryoyo Electro Corp.                                       67,000         861,541
Satori Electric Co., Ltd. (a)                             49,200         471,765
Taiyo Yuden Co. Ltd.                                     138,000       2,204,690
Teikoku Tsushin Kogyo Co., Ltd.                            4,000          14,527
Toko, Inc. (a)*                                           53,000          93,483
Toshiba Tec Corp.                                        462,000       3,095,387
Tsuzuki Densan Co., Ltd.                                  35,700         129,812
Uniden Corp.                                              63,000         363,945
                                                                   -------------
                                                                      21,738,246

TRANSPORTATION 0.3%
Fukuyama Transporting Co.,
   Ltd. (a)                                              149,000         599,690
Hitachi Transport System Ltd.                            165,800       1,779,026
Isewan Terminal Service Co., Ltd.                        107,000         613,896
Keisei Electric Railway Co., Ltd.                        312,000       1,664,457
Maruzen Showa Unyu Co., Ltd.                               6,000          19,401
Meiko Trans Co., Ltd.                                     26,000         314,192
                                                                   -------------
                                                                       4,990,662

UTILITIES 0.0%
Keiyo Gas Co., Ltd.                                       49,000         257,336
Otaki Gas Co., Ltd.                                       24,000         146,958
                                                                   -------------
                                                                         404,294
                                                                   -------------
                                                                     264,368,419
LIECHTENSTEIN 0.2%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.2%
Verwaltungs-und Privat-Bank AG                            14,356       3,556,838

LUXEMBOURG 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
Stolt-Nielsen S.A. (a)                                     9,147         277,491

MALAYSIA 0.0%
--------------------------------------------------------------------------------

REAL ESTATE 0.0%
Rekapacific Berhad (b)(d)                                 24,000              --

NETHERLANDS 4.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.8%
Draka Holding N.V.                                         3,500         117,235
Heijmans N.V. CVA                                         76,245       2,866,869
Koninklijke BAM Groep N.V.                               436,800      10,173,869
                                                                   -------------
                                                                      13,157,973

COMMERCIAL SERVICES & SUPPLIES 1.7%
Corporate Express (a)                                    301,000       2,342,280
Randstad Holding N.V. (a)                                191,200       7,472,331
USG People N.V.                                          134,830       3,656,761
Vedior N.V. CVA                                          501,748      12,770,786
                                                                   -------------
                                                                      26,242,158

CONSUMER DURABLES & APPAREL 0.4%
Gamma Holding N.V.                                         4,817         391,790
TomTom N.V. *                                             74,359       5,616,082
                                                                   -------------
                                                                       6,007,872

DIVERSIFIED FINANCIALS 0.0%
Van der Moolen Holding N.V. (a)*                          86,141         364,094

FOOD, BEVERAGE & TOBACCO 0.1%
CSM                                                       62,378       2,092,484

MATERIALS 1.0%
Crown Van Gelder N.V. CVA                                  8,030         179,186
Kendrion N.V. *                                            1,391          36,753
Koninklijke DSM N.V.                                     333,748      15,768,072
                                                                   -------------
                                                                      15,984,011

MEDIA 0.0%
DOCdata N.V.                                              26,000         251,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
BE Semiconductor Industries
   N.V. (a)*                                              70,783         391,194

SOFTWARE & SERVICES 0.0%
ICT Automatisering N.V.                                   14,362         221,542
                                                                   -------------
                                                                      64,712,687
NETHERLANDS ANTILLES 0.4%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.4%
Hunter Douglas N.V.                                       80,075       5,916,390

NEW ZEALAND 0.2%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.0%
Millennium & Capthorne Hotels New Zealand Ltd.         1,147,522         639,973

ENERGY 0.0%
The New Zealand Refining Co., Ltd.                        21,372         131,999

FOOD, BEVERAGE & TOBACCO 0.0%
AFFCO Holdings Ltd. *                                    471,661         119,145

RETAILING 0.0%
Hallenstein Glasson Holdings Ltd.                         52,084         155,613

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
TRANSPORTATION 0.2%
Air New Zealand Ltd.                                   1,616,305       2,329,664
Tourism Holdings Ltd.                                    217,789         389,510
                                                                   -------------
                                                                       2,719,174
                                                                   -------------
                                                                       3,765,904
NORWAY 0.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Aker Yards A/S (a)                                       279,919       3,198,806

ENERGY 0.4%
TGS Nopec Geophysical Co. A.S.A. (a)*                    469,996       6,407,164

TRANSPORTATION 0.0%
Fosen Trafikklag A.S.A.                                      187          20,491
                                                                   -------------
                                                                       9,626,461
PORTUGAL 0.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Grupo Soares da Costa, SGPS S.A. *                       602,123       1,781,441
Teixeira Duarte - Engenharia e Construcoes S.A.          513,134       1,517,287
                                                                   -------------
                                                                       3,298,728

CONSUMER SERVICES 0.0%
Ibersol SGPS S.A.                                         35,747         597,936

MATERIALS 0.4%
Corticeira Amorim S.A.                                     3,256           9,330
Semapa - Sociedade de Investimento e Gestao SGPS
   S.A.                                                  249,825       3,188,871
Sonae Industria-SGPS S.A. *                              330,000       3,179,118
                                                                   -------------
                                                                       6,377,319

SOFTWARE & SERVICES 0.0%
Novabase SGPS S.A. *                                      25,210         120,208
                                                                   -------------
                                                                      10,394,191
REPUBLIC OF KOREA 4.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
Dong Ah Tire & Rubber Co., Ltd. *                          6,440          58,136
Dong-Il Corp. *                                            3,446         306,663
Korea Kumho Petrochemical Co., Ltd. (KKPC) *              36,130       2,270,635
Motonic Corp. *                                              420          38,842
Ssangyong Motor Co. *                                     19,560         128,405
                                                                   -------------
                                                                       2,802,681

BANKS 0.0%
Cheju Bank Ltd. *                                         11,410          95,793
Jinheung Mutual Savings Bank Co., Ltd.                    26,600         163,113
Korea Mutual Savings Bank                                    470          13,471
                                                                   -------------
                                                                         272,377

CAPITAL GOODS 1.6%
Doosan Corp. *                                            34,270       6,553,203
Halla Engineering & Construction Corp. *                  53,590       1,630,001
Hanil Construction Industry Co. *                         39,483         672,128
Hanshin Construction Co., Ltd. *                           5,170         156,116
Hyundai Mipo Dockyard Co.,
   Ltd. *                                                 11,700       3,551,638
KCC Engineering & Construction Co., Ltd. *                23,792       1,872,352
Kyeryong Construction Industrial Co., Ltd. *              39,750       1,938,156
LS Cable Ltd. *                                           40,550       3,860,594
Sambu Construction Co., Ltd. *                            31,411       1,718,395
Samho International Co., Ltd. *                           45,330       1,208,839
Samwhan Corp. *                                           34,370       1,008,451
Shinsegae Engineering & Construction Co., Ltd. *           7,650         295,240
STX Engine Co., Ltd. *                                    14,820       1,009,061
Sungjee Construction Co., Ltd. *                           9,630         281,824
                                                                   -------------
                                                                      25,755,998

CONSUMER DURABLES & APPAREL 0.3%
Cheil Industries, Inc. *                                  59,880       3,299,520
Dongwon Development Co., Ltd. *                              666          17,943
Handsome Co., Ltd. (b)*                                   34,500         449,366
Shinwon Corp. *                                           13,730         370,384
Youngone Corp. *                                         109,240       1,181,549
                                                                   -------------
                                                                       5,318,762

CONSUMER SERVICES 0.1%
Paradise Co., Ltd.                                       230,010         814,933

DIVERSIFIED FINANCIALS 0.1%
Korea Development Financing Corp.                          2,126          92,631
Shinyoung Securities Co., Ltd.                            18,609       1,401,983
                                                                   -------------
                                                                       1,494,614

ENERGY 0.1%
GS Holdings Corp. *                                        3,440         211,089
SK Gas Co., Ltd. *                                        15,656       1,224,252
                                                                   -------------
                                                                       1,435,341

FOOD, BEVERAGE & TOBACCO 0.2%
Dongwon F&B Co., Ltd. *                                    8,173         488,450
Namyang Dairy Products Co.,
   Ltd. *                                                  1,804       1,734,523
Nong Shim Holdings Co., Ltd. *                               790          64,986
Samyang Corp. *                                            1,201          72,936
Samyang Genex Co Ltd. *                                    8,450         799,818
TS Corp. *                                                 7,400         386,974
                                                                   -------------
                                                                       3,547,687

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Pacific Corp. *                                           17,080       2,818,227

MATERIALS 0.9%
Asia Cement Co., Ltd. *                                   19,750       1,452,764
Eugene Corp. *                                            65,740         856,569

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Hanwha Corp. *                                            20,172       1,505,359
Honam Petrochemical Corp. *                                4,780         530,940
Hyosung Corp. *                                           18,270       1,128,186
Hyundai Cement Co., Ltd. *                                18,323         803,851
KISWIRE Ltd. *                                            32,030       1,289,947
Korea Iron & Steel Co., Ltd. *                            17,020       1,541,931
Korea Petrochemical Industrial Co., Ltd. *                13,010         758,251
Korea Zinc Co., Ltd. *                                    27,950       3,856,087
POSCO Refractories & Environment Co., Ltd. *               5,705         251,452
Taekwang Industrial Co., Ltd. *                              270         356,228
                                                                   -------------
                                                                      14,331,565

MEDIA 0.0%
Daekyo Co., Ltd.                                           8,384         795,363

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Choongwae Holdings Co., Ltd. *                             3,739          55,124
Daewoong Co., Ltd.                                        40,310       1,643,451
Green Cross Holdings Corp. *                               1,316         131,959
Handok Pharmaceuticals Co., Ltd.                           2,310          48,970
Il Dong Pharmaceutical Co., Ltd.                          31,993       1,514,240
Ilsung Pharmaceuticals Co., Ltd. *                         2,705         321,984
Jeil Pharmaceutical Co. *                                  1,800          23,460
Samil Pharmaceutical Co., Ltd. *                          21,460         401,207
Shin Poong Pharmaceutical Co., Ltd. *                      3,840         110,968
                                                                   -------------
                                                                       4,251,363

RETAILING 0.0%
GS Home Shopping, Inc. *                                   7,570         540,001
Taegu Department Store Co.                                 1,290          20,086
                                                                   -------------
                                                                         560,087

SOFTWARE & SERVICES 0.1%
Daou Technology, Inc. *                                  115,270       1,209,831

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
People & Telecommunication                                19,724         212,815
SFA Engineering Corp. *                                   29,719       1,892,727
Sindo Ricoh Co., Ltd. *                                    2,690         186,796
                                                                   -------------
                                                                       2,292,338

TRANSPORTATION 0.0%
Korea Airport Service Co., Ltd. *                          4,846         272,944

UTILITIES 0.2%
KyungDong City Gas Co., Ltd. *                               410          27,738
Pusan City Gas Co., Ltd. *                                 2,510          72,392
Samchully Co., Ltd. *                                      7,900       1,677,499
Seoul City Gas Co., Ltd. *                                 8,482         765,963
YESCO Co., Ltd. *                                          7,350         291,238
                                                                   -------------
                                                                       2,834,830
                                                                   -------------
                                                                      70,808,941
SINGAPORE 1.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Fraser & Neave Ltd.                                      354,000       1,434,128
Haw Par Corp. Ltd.                                       343,000       1,674,059
The Straits Trading Co. Ltd.                               7,000          24,275
XP Power Ltd.                                             54,528         310,434
                                                                   -------------
                                                                       3,442,896

CONSUMER DURABLES & APPAREL 0.0%
HTL International Holdings Ltd. (a)                      177,000          64,313

CONSUMER SERVICES 0.1%
Hotel Grand Central Ltd.                                  23,000          16,979
Hotel Plaza Ltd.                                         746,000         902,998
Overseas Union Enterprise Ltd.                             6,000          59,606
Stamford Land Corp., Ltd.                                259,000         104,519
                                                                   -------------
                                                                       1,084,102

DIVERSIFIED FINANCIALS 0.3%
G.K. Goh Holdings Ltd.                                   509,083         393,366
K1 Ventures Ltd. *                                     5,536,000         860,254
Kim Eng Holdings Ltd.                                  1,121,513       1,749,838
UOB-Kay Hian Holdings Ltd.                             1,505,850       2,221,005
                                                                   -------------
                                                                       5,224,463

ENERGY 0.1%
Singapore Petroleum Co., Ltd.                            141,000         736,101

FOOD, BEVERAGE & TOBACCO 0.0%
Cerebos Pacific Ltd.                                      32,000          96,878

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
GP Batteries International Ltd.                           22,000          17,404

REAL ESTATE 0.2%
Ho Bee Investment Ltd.                                   971,000         975,622
MCL Land Ltd.                                             26,000          40,287
Wing Tai Holdings Ltd. (a)                             1,412,000       2,611,116
                                                                   -------------
                                                                       3,627,025

RETAILING 0.4%
Jardine Cycle & Carriage Ltd. (a)                        343,000       5,121,571
Metro Holdings Ltd.                                    2,512,000       1,729,302
                                                                   -------------
                                                                       6,850,873

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Elec & Eltek International Co., Ltd.                      37,000          67,340

TELECOMMUNICATION SERVICES 0.0%
MobileOne Ltd.                                           184,500         242,581

TRANSPORTATION 0.2%
Neptune Orient Lines Ltd. (a)                            868,000       2,333,335
                                                                   -------------
                                                                      23,787,311
SPAIN 4.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.5%
Construcciones y Auxiliar de Ferrocarriles S.A.            9,692       3,919,386
Fomento de Construcciones y Contratas S.A. (FCC)
   (a)                                                   160,712      12,007,649
Obrascon Huarte Lain S.A. (a)                            216,089       7,264,593
Sacyr Vallehermoso S.A. (a)                               27,357       1,053,085
                                                                   -------------
                                                                      24,244,713

COMMERCIAL SERVICES & SUPPLIES 0.1%
Befesa Medio Ambiente S.A. (a)*                           29,309         863,502

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
CONSUMER DURABLES & APPAREL 0.0%
Tavex Algodonera S.A. *                                   94,146         245,534

CONSUMER SERVICES 0.6%
NH Hoteles S.A. (a)*                                     272,773       4,831,013
Sol Melia S.A. (a)                                       321,503       4,833,726
                                                                   -------------
                                                                       9,664,739

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Indo Internacional S.A.                                   24,259         208,350

INSURANCE 0.4%
Mapfre S.A. (a)                                        1,554,000       6,818,028

MATERIALS 0.5%
Cementos Portland Valderrivas S.A. (a)                    72,000       7,761,821
Unipapel S.A.                                              4,599         113,679
                                                                   -------------
                                                                       7,875,500

MEDIA 0.5%
Gestevision Telecinco S.A. (a)                           300,349       7,634,923

TRANSPORTATION 0.4%
Iberia Lineas Aereas de Espana S.A.                    1,550,182       6,729,857

UTILITIES 0.5%
Union Fenosa S.A. (a)                                    109,200       7,371,364
                                                                   -------------
                                                                      71,656,510
SWEDEN 1.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
AddTech AB, B Shares                                      19,445         418,055
Haldex AB (a)                                             46,782         824,156
OEM International AB, B Shares                            32,931         219,995
Saab AB, Series B (a)                                     50,115       1,003,792
Trelleborg AB, B Shares                                  133,524       2,786,627
                                                                   -------------
                                                                       5,252,625

COMMERCIAL SERVICES & SUPPLIES 0.0%
Cision AB (a)*                                            14,464          38,117

DIVERSIFIED FINANCIALS 0.0%
AB Traction, B Shares                                     10,017         106,214
Geveko AB - B Shares                                      10,708         207,633
Havsfrun AB, B Shares                                      7,429          34,253
                                                                   -------------
                                                                         348,100

ENERGY 0.1%
PA Resources AB *                                         61,504         481,544

MATERIALS 0.0%
Boliden AB                                                 7,198          89,529
Profilgruppen AB, B Shares                                 3,615          41,654
                                                                   -------------
                                                                         131,183

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Biotage AB *                                              17,650          23,530

SOFTWARE & SERVICES 0.0%
Addnode AB                                                34,730         112,738
IBS AB, B Shares *                                         4,816           9,654
Nocom AB, B Shares                                        29,871          17,628
Sigma AB, B Shares                                       250,000         233,011
                                                                   -------------
                                                                         373,031

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Partnertech AB                                             6,597          36,526

TELECOMMUNICATION SERVICES 0.7%
Tele2 AB, Class B                                        510,000      10,149,350

TRANSPORTATION 0.2%
Rederi AB Transatlantic                                   65,778         436,809
SAS AB (a)*                                              242,463       3,096,535
                                                                   -------------
                                                                       3,533,344
                                                                   -------------
                                                                      20,367,350
SWITZERLAND 8.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Rieter Holding AG - Reg'd                                 10,153       4,481,032

BANKS 0.2%
Banque Cantonale de Geneve                                 8,832       2,199,906
Graubunder Kantonalbank                                      672         587,435
                                                                   -------------
                                                                       2,787,341

CAPITAL GOODS 1.7%
Bobst Group AG - Reg'd                                    60,400       4,302,663
Bucher Industries AG - Reg'd                              31,196       7,232,384
Carlo Gavazzi Holding AG                                   1,322         289,342
Conzzeta Holding AG                                        1,075       2,636,819
Daetwyler Holding AG                                      44,500       2,985,149
Feintool International Holding AG - Reg'd                  1,932         673,535
Georg Fischer AG - Reg'd *                                10,590       6,515,491
Harwanne Compagnie de participations
   industielles et financieres S.A. (a)                    1,710         551,296
Tornos S.A. - Reg'd *                                     51,473         787,951
WMH Walter Meier AG, Class A - Reg'd                       4,831       1,072,249
                                                                   -------------
                                                                      27,046,879

COMMERCIAL SERVICES & SUPPLIES 0.8%
Adecco S.A. - Reg'd                                      228,071      12,259,946

CONSUMER DURABLES & APPAREL 0.3%
Forbo Holding AG *                                         7,335       4,524,156

CONSUMER SERVICES 0.4%
Kuoni Reisen Holding AG - Reg'd                           11,100       5,775,453
MCH Messe Schweiz Holdings AG - Reg'd                        537         365,764
                                                                   -------------
                                                                       6,141,217

DIVERSIFIED FINANCIALS 0.1%
Valartis Group AG                                         11,876         868,817

FOOD, BEVERAGE & TOBACCO 0.1%
Eichhof Holding AG - Reg'd                                   336         642,592

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Emmi AG - Reg'd                                           13,172       1,745,592
                                                                   -------------
                                                                       2,388,184

INSURANCE 2.5%
Baloise Holding AG - Reg'd                               209,710      20,608,406
Helvetia Holding AG                                        8,137       2,923,840
Schweizerische
   National-Versicherungs-Gesellschaft - Reg'd             3,206       2,503,942
Swiss Life Holding - Reg'd *                              54,055      13,488,949
Vaudoise Assurances Holding S.A. - Reg'd                   4,554         713,920
                                                                   -------------
                                                                      40,239,057

MATERIALS 0.9%
Ciba Specialty Chemicals AG - Reg'd                      133,899       6,191,467
Clariant AG - Reg'd *                                    518,000       4,782,323
CPH Chemie & Papier Holding AG - Reg'd                       102         299,204
Industrieholding Cham AG - Reg'd *                         2,117         826,493
Quadrant AG - Reg'd *                                        300          40,272
Siegfried Holding AG - Reg'd                               9,738       1,664,863
UMS Schweizerische Metallwerke Holding AG *               18,631         450,903
Vetropack Holding S.A.                                       546         999,481
                                                                   -------------
                                                                      15,255,006

MEDIA 0.2%
PubliGroupe S.A. - Reg'd                                  11,040       3,573,677

REAL ESTATE 0.1%
LO Holding Lausanne-Ouchy S.A.                                77          88,517
Pax-Anlage AG - Reg'd                                         60          44,331
Swiss Prime Site AG - Reg'd *                              6,082         309,618
Zueblin Immobilien Holding AG - Reg'd *                   84,889         749,712
                                                                   -------------
                                                                       1,192,178

RETAILING 0.0%
Metraux Services Holding AG - Reg'd                        1,633         287,295

SOFTWARE & SERVICES 0.0%
Crealogix Holding AG - Reg'd *                               137          10,165

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Also Holding - Reg'd                                      15,599         961,128
Inficon Holding AG - Reg'd                                 8,287       1,337,494
Phoenix Mecano AG                                          3,672       1,717,223
Schaffner Holding AG - Reg'd *                               660         152,740
                                                                   -------------
                                                                       4,168,585

TRANSPORTATION 0.1%
Jungfraubahn Holding AG - Reg'd                           21,324       1,074,534

UTILITIES 0.4%
Elektrizitaets-Gesellschaft Laufenburg AG                  3,320       4,378,183
Energiedienst Holding AG - Reg'd *                         5,056       2,938,268
                                                                   -------------
                                                                       7,316,451
                                                                   -------------
                                                                     133,614,520
UNITED KINGDOM 15.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.6%
GKN plc                                                1,565,681       8,750,776

CAPITAL GOODS 3.4%
Bodycote International plc                             1,302,292       4,786,212
Carr's Milling Industries plc                             27,358         278,534
Castings plc                                              97,863         584,429
Cobham plc                                             3,915,235      16,293,653
Cookson Group plc                                        310,052       4,299,983
Eleco plc                                                126,539         241,904
FKI plc                                                  246,343         289,853
Galliford Try plc                                        813,255       1,672,585
Hampson Industries plc                                    28,899          89,972
IMI plc                                                  592,303       4,646,550
Interior Services Group plc                               90,000         451,194
J. Smart & Co. (Contractors) plc                          17,591         284,510
James Latham plc                                          72,000         347,169
Keller Group plc                                         169,787       2,216,721
Meggitt plc                                            1,422,835       9,416,359
Metnor Group plc                                          38,394         139,317
Molins plc                                                 5,909          14,997
MS International plc                                      12,742          53,114
Pochin's plc (d)                                          11,077          52,920
Qinetiq plc                                            1,598,309       6,211,166
Renold plc *                                               5,392           9,775
Senior plc                                               641,343       1,493,895
Trifast plc                                              275,125         362,090
UMECO plc                                                 19,236         239,488
Volex Group plc *                                        113,474         323,010
Waterman Group plc                                        81,607         243,914
                                                                   -------------
                                                                      55,043,314

COMMERCIAL SERVICES & SUPPLIES 0.6%
Carter & Carter Group plc (b)(d)                         173,983         142,861
Christie Group plc                                        52,243         151,791
Communisis plc                                           397,462         573,611
Corporate Services Group plc *                         3,611,184         150,684
Harvey Nash Group plc                                    189,717         203,038
Management Consulting Group plc                          517,552         347,441
Office2office plc                                        158,525         375,436
OPD Group plc                                             16,101          60,486
Robert Walters plc                                        50,708         153,766
Tenon Group plc                                          134,812         149,303
Trafficmaster plc *                                      417,569         336,946
Tribal Group plc                                         133,542         328,299
WS Atkins plc                                            315,417       7,151,615
                                                                   -------------
                                                                      10,125,277

CONSUMER DURABLES & APPAREL 2.0%
Alexon Group plc                                          70,854         124,906
Barratt Developments plc                                 711,327       6,397,548
Bellway plc                                              225,386       3,718,095
Marchpole Holdings plc                                   116,000          99,256

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Pace Micro Technology plc (b)(d)*                        350,566         636,776
Persimmon plc                                            971,000      15,468,736
Taylor Wimpey plc                                      1,482,554       5,970,960
                                                                   -------------
                                                                      32,416,277

CONSUMER SERVICES 0.6%
Compass Group plc                                          4,602          28,081
Greene King plc                                          368,605       5,823,044
Holidaybreak plc                                         196,137       2,665,259
Nord Anglia Education plc *                               16,667          70,852
Regent Inns plc *                                        369,770         150,893
Sportech plc *                                           177,755         355,608
                                                                   -------------
                                                                       9,093,737

ENERGY 0.4%
Petrofac Ltd.                                            629,672       6,879,906

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
McBride plc                                              311,749         676,419
PZ Cussons plc                                           294,070       1,255,501
                                                                   -------------
                                                                       1,931,920

INSURANCE 2.4%
Brit Insurance Holdings plc                              690,939       3,142,387
Chaucer Holdings plc                                     968,325       1,930,821
Friends Provident plc                                  5,626,943      18,349,582
Hardy Underwriting Group plc                              83,004         487,922
Old Mutual plc                                         4,101,000      13,663,455
                                                                   -------------
                                                                      37,574,167

MATERIALS 1.7%
Antofagasta plc                                            3,829          54,284
Avocet Mining plc *                                      288,000       1,025,674
British Polythene Industries plc                          58,490         298,353
Carclo plc                                               157,858         298,521
Delta plc                                                131,334         290,635
DS Smith plc                                             366,234       1,533,946
Elementis plc                                            372,704         568,951
Golden Prospect plc                                       40,000          35,326
Johnson Matthey plc                                      606,300      22,631,433
Opsec Security Group plc                                  82,113          85,771
RPC Group plc                                             28,299         122,697
                                                                   -------------
                                                                      26,945,591

MEDIA 0.4%
Aegis Group plc                                        2,844,076       6,612,956
Creston plc                                              103,071         157,453
MICE Group plc (b)(d)*                                   648,992          19,378
Next Fifteen Communications plc                          156,902         198,329
                                                                   -------------
                                                                       6,988,116

REAL ESTATE 0.1%
Capital & Regional plc                                   191,858       1,500,937
CLS Holdings plc *                                        13,617          88,529
DTZ Holdings plc                                          29,893         154,896
                                                                   -------------
                                                                       1,744,362

RETAILING 0.1%
Jacques Vert plc *                                       149,177          33,665
John David Group plc                                     106,888         743,750
Land of Leather Holdings plc                             235,388         579,700
Moss Bros Group plc                                       50,900          46,861
Pendragon plc                                            325,955         228,783
ScS Upholstery plc                                       164,955         311,942
                                                                   -------------
                                                                       1,944,701

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Zetex plc                                                160,345         152,634

SOFTWARE & SERVICES 0.7%
Computacenter plc                                        436,666       1,660,739
Dimension Data Holdings plc                              335,195         410,073
Innovation Group plc *                                   311,895         210,450
Intec Telecom Systems plc *                            1,008,849         892,103
Kewill Systems plc                                        98,961         161,334
LogicaCMG plc                                          1,605,000       3,751,608
Microgen plc                                             200,943         186,009
Morse plc                                                425,406         567,365
nCipher plc *                                            110,000         473,559
Northgate Information Solutions plc                      771,087       1,442,447
NSB Retail Systems plc                                   362,294         270,444
VEGA Group plc                                           100,000         544,982
                                                                   -------------
                                                                      10,571,113

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
Abacus Group plc                                         242,053         294,406
Acal plc                                                  82,250         254,866
Dialight plc                                              56,013         142,124
E2V Technologies plc                                     364,963       1,840,668
Filtronic plc *                                           38,163         137,899
MTL Instruments Group plc                                 48,967         661,692
Oxford Instruments plc                                    69,597         275,394
Psion plc                                                 37,934          77,839
Spectris plc                                             467,394       6,317,807
TT Electronics plc                                       494,424       1,110,193
Vislink plc                                              263,135         250,489
                                                                   -------------
                                                                      11,363,377

TELECOMMUNICATION SERVICES 0.0%
Vanco plc *                                              113,872         421,695

TRANSPORTATION 0.6%
Accident Exchange Group plc                              172,545         231,197
Braemar Seascope Group plc                                64,440         594,574
British Airways plc *                                  1,482,819       9,063,912
Clarkson plc                                              14,765         304,103
                                                                   -------------
                                                                      10,193,786

UTILITIES 1.2%
British Energy Group plc                               1,714,441      18,773,767
                                                                   -------------
                                                                     250,914,516
                                                                   -------------
TOTAL COMMON STOCK
(COST $1,536,743,122)                                              1,611,349,546
                                                                   -------------

PREFERRED STOCK 0.2% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------

MIBA AG                                                      700         130,488

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
CANADA 0.0%
--------------------------------------------------------------------------------

FirstService Corp. *                                      16,595         325,262

GERMANY 0.2%
--------------------------------------------------------------------------------

Draegerwerk AG                                            11,938         878,263
Hans Einhell AG                                            4,600         268,203
Jungheinrich AG (a)                                       47,379       1,834,676
Sanacorp Pharmaholding AG                                    884          34,217
STO AG                                                     4,603         375,914
Villeroy & Boch AG (a)                                     5,115          92,515
                                                                   -------------
                                                                       3,483,788
                                                                   -------------
TOTAL PREFERRED STOCK
(COST $3,385,065)                                                      3,939,538
                                                                   -------------

RIGHTS 0.0% OF NET ASSETS

BELGIUM 0.0%
--------------------------------------------------------------------------------

Carrieres Unies Porphyre (b)(d)*                              11              --

JAPAN 0.0%
--------------------------------------------------------------------------------

Dowa Mining (b)(d)*                                      391,000              --

SINGAPORE 0.0%
--------------------------------------------------------------------------------

Hotel Plaza Ltd. (b)(d)*                                 373,000              --

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------

Sportech plc (b)(d)*                                     124,428             619
                                                                   -------------
TOTAL RIGHTS
(COST $--)                                                                   619
                                                                   -------------

WARRANTS 0.0% OF NET ASSETS

HONG KONG 0.0%
--------------------------------------------------------------------------------

Champion Technology Holdings Ltd. (b)(d)*                872,716              --
                                                                   -------------
TOTAL WARRANTS
(COST $--)                                                                    --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.9% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                         142,168,273     142,168,273

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/07, the tax basis cost of the fund's investments was $1,541,541,211 and the unrealized appreciation and depreciation were $240,789,534 and ($167,041,042), respectively, with a net unrealized appreciation of $73,748,492.

At 12/31/07, the prices of certain foreign securities held by the fund aggregating $1,462,600,480 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.
(b)  Fair-valued by Management.
(c)  Bankrupt security/delisted.
(d) Illiquid security. At the period end, the value of these amounted to $852,554 or .1% of net assets.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                                  ($)               ($)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                               644,585,230      766,795,610
  0.4%  SHORT-TERM INVESTMENT                        2,846,000        2,846,000
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                          647,431,230      769,641,610
  9.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                          69,105,790       69,105,790
(9.2)%  OTHER ASSETS AND
        LIABILITIES                                                 (70,536,836)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                  768,210,564

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)

COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%

--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                         116,476         3,175,136
American Axle & Manufacturing Holdings,
  Inc. (a)                                               1,580            29,420
Standard Motor Products, Inc. (a)                        6,660            54,345
Strattec Security Corp.                                    300            12,429
Superior Industries International, Inc. (a)             13,030           236,755
TRW Automotive Holdings Corp. (a)*                      33,873           707,946
                                                                    ------------
                                                                       4,216,031

BANKS 2.7%
--------------------------------------------------------------------------------
Alliance Financial Corp.                                   830            21,580
American National Bankshares, Inc.                         100             1,997
BancFirst Corp. (a)                                     27,663         1,185,360
Banco Latinoamericano de Exportaciones, S.A.,
  Class E                                              136,565         2,227,375
Beverly Hills Bancorp, Inc. (a)                        133,120           678,912
BNCCorp, Inc. (a)*                                       2,687            34,904
Britton & Koontz Capital Corp. (a)                       5,933           101,692
Camco Financial Corp.                                      530             5,857
Carrollton Bancorp (a)                                     560             7,801
Carver Bancorp, Inc. (a)                                21,720           297,347
Cascade Financial Corp.                                    270             3,672
Central Bancorp, Inc. (a)                                  110             2,217
Centrue Financial Corp.                                  8,242           183,302
CFS Bancorp, Inc. (a)                                   24,002           351,389
Codorus Valley Bancorp, Inc.                             2,165            36,967
Community Bank Shares of Indiana, Inc.                   1,190            21,182
Community Bankshares, Inc.                                 720             9,684
Community Capital Corp.                                  3,966            59,411
Community Financial Corp. (a)                            4,180            37,578
Community Shores Bank Corp. *                              180             1,035
Crescent Banking Co. (a)                                 1,606            20,525
Elmira Savings Bank, FSB                                 6,011           117,816
Farmers Capital Bank Corp.                               1,755            47,385
Federal Agricultural Mortgage Corp.,
  Class C (a)                                           32,060           843,819
Fidelity Bancorp, Inc.                                      60               784
Fidelity Southern Corp. (a)                              7,417            69,201
First Bancorp of Indiana, Inc.                           4,491            50,524
First Bancshares, Inc. *                                11,651           192,067
First BancTrust Corp.                                   12,250           129,666
First Capital, Inc.                                        100             1,650
First Citizens BancShares, Inc., Class A (a)             8,044         1,173,217
First Community Corp.                                      630             8,127
First Defiance Financial Corp.                          23,756           523,107
First Federal Bancshares of Arkansas,
  Inc. (a)                                              14,014           203,203
First Federal Bankshares, Inc.                           8,373           118,059
First Financial Service Corp. (a)                          119             2,829
First M&F Corp.                                          5,900            93,220
First Place Financial Corp. (a)                         34,000           475,660
First West Virginia Bancorp, Inc.                          320             4,688
FNB Corp. of North Carolina                             11,864           144,266
FNB Corp. of Virginia                                      680            15,796
Franklin Bank Corp. (a)*                               187,377           807,595
Gateway Financial Holdings, Inc. (a)                    10,996           131,182
Glen Burnie Bancorp                                        350             5,646
Great Pee Dee Bancorp, Inc.                              1,500            34,313
GS Financial Corp.                                       8,330           157,770
Guaranty Federal Bancshares, Inc. (a)                    4,622           132,744
Habersham Bancorp, Inc. (a)                             24,098           374,121
Hawthorn Bancshares, Inc.                                3,930            98,250
Heritage Financial Corp.                                 1,730            34,427
HF Financial Corp. (a)                                  24,416           369,902
Hingham Institution for Savings                          8,940           264,982
HMN Financial, Inc. (a)                                 19,380           468,027
Horizon Bancorp                                          5,893           151,155
Integra Bank Corp. (a)                                  28,651           404,266
Leesport Financial Corp.                                 1,489            26,579
Lincoln Bancorp                                          2,000            28,500
LSB Financial Corp.                                      3,926            75,379
MASSBANK Corp.                                          11,792           429,465
MFB Corp.                                                3,280            88,084
Monarch Community Bancorp, Inc.                          5,808            66,676
NB&T Financial Group, Inc.                                 100             1,938
New Hampshire Thrift Bancshares, Inc.                   10,020           124,949
NewBridge Bancorp (a)                                      640             6,906
North Central Bancshares, Inc.                             300             9,789
Northeast Bancorp                                          100             1,425
Park Bancorp, Inc. (a)                                  12,118           296,891
Parkvale Financial Corp. (a)                            28,120           780,330
Peoples Bancorp                                          1,464            21,740

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Peoples Bancorp of North Carolina                        2,708            40,620
Peoples Community Bancorp, Inc.                          2,410            33,403
Pinnacle Bancshares, Inc.                                1,770            19,913
Premier Financial Bancorp, Inc.                          2,220            28,372
Provident Community Bancshares, Inc.                       372             7,438
Provident Financial Holdings, Inc. (a)                  34,309           564,726
QCR Holdings, Inc. (a)                                     761            10,844
Republic First Bancorp, Inc. *                          34,116           235,400
River Valley Bancorp (a)                                   199             2,844
Rurban Financial Corp.                                   7,696            96,123
Security National Financial Corp., Class A *            37,861           147,658
Simmons First National Corp., Class A (a)                2,510            66,515
Southern First Bancshares, Inc. *                        3,860            53,036
Southern Missouri Bancorp, Inc.                         12,058           168,691
Southwest Bancorp, Inc. (a)                             76,787         1,407,506
Team Financial, Inc.                                    15,648           232,060
Teche Holding Co.                                        3,760           141,940
TF Financial Corp. (a)                                  10,466           257,882
The Washington Savings Bank, F.S.B                      12,350            64,837
United Bancshares, Inc.                                 10,998           152,762
United Community Financial Corp. (a)                    43,720           241,334
United Western Bancorp, Inc.                             2,100            42,000
Wainwright Bank & Trust Co.                             52,749           698,397
Willow Financial Bancorp, Inc.                           1,262            10,588
WSFS Financial Corp. (a)                                25,661         1,288,182
WVS Financial Corp.                                        151             2,481
                                                                    ------------
                                                                      20,913,454

CAPITAL GOODS 15.0%
--------------------------------------------------------------------------------
Aecom Technology Corp. (a)*                              5,275           150,707
Alamo Group, Inc.                                          320             5,798
Ameron International Corp.                              50,700         4,672,005
Applied Industrial Technologies, Inc. (a)               15,935           462,434
Badger Meter, Inc. (a)                                  10,396           467,300
Baldwin Technology Co., Inc., Class A *                 96,457           455,277
Barnes Group, Inc. (a)                                 148,515         4,958,916
Chase Corp.                                             16,720           422,180
Chicago Rivet & Machine Co.                              4,920            98,892
Cubic Corp. (a)                                         21,135           828,492
Curtiss-Wright Corp. (a)                                 1,080            54,216
Ducommun, Inc. *                                        11,350           431,300
Eastern Co. (a)                                         25,630           470,054
Edac Technologies Corp. *                               19,163           187,414
Espey Manufacturing & Electronics Corp.                 20,760           389,873
Esterline Technologies Corp. *                           3,910           202,342
EXX, Inc., Class A *                                     2,120             6,360
GrafTech International Ltd. (a)*                        28,649           508,520
Hardinge, Inc. (a)                                      81,732         1,371,463
Herley Industries, Inc. (a)*                            38,758           532,922
Hurco Cos., Inc. *                                       9,198           401,493
Huttig Building Products, Inc. *                        14,680            51,233
II-VI, Inc. (a)*                                        60,507         1,848,489
Industrial Distribution Group, Inc. *                   93,940         1,075,613
K-Tron International, Inc. *                            24,220         2,888,235
Kadant, Inc. (a)*                                       55,200         1,637,784
Kaman Corp. (a)                                        129,981         4,784,601
Key Technology, Inc. *                                   2,380            82,110
L.B. Foster Co., Class A (a)*                           28,831         1,491,428
Lawson Products, Inc. (a)                                2,217            84,069
Lydall, Inc. (a)*                                       81,080           852,962
Meadow Valley Corp. *                                   20,931           266,452
Mueller Industries, Inc. (a)                           172,750         5,008,022
NACCO Industries, Inc., Class A                         44,585         4,444,679
Nortech Systems, Inc. *                                    938             6,055
Northwest Pipe Co. (a)*                                 43,123         1,687,834
Orbital Sciences Corp. (a)*                            154,050         3,777,306
Perini Corp. (a)*                                      218,290         9,041,572
Preformed Line Products Co. (a)                          5,414           322,133
Regal-Beloit Corp. (a)                                 230,460        10,359,177
Robbins & Myers, Inc.                                   83,920         6,346,869
Rush Enterprises, Inc., Class A (a)*                   137,306         2,496,223
Rush Enterprises, Inc., Class B *                       17,440           310,432
SL Industries, Inc. *                                   34,560           695,347
Standex International Corp. (a)                         84,680         1,477,666
Tech/Ops Sevcon, Inc.                                    7,056            52,920
Teledyne Technologies, Inc. (a)*                        19,330         1,030,869
The L.S. Starrett Co., Class A                          25,886           437,732
The Middleby Corp. (a)*                                 78,850         6,041,487
Tredegar Corp. (a)                                      17,598           282,976
TriMas Corp. *                                           1,780            18,850
Triumph Group, Inc. (a)                                 88,588         7,295,222
Twin Disc, Inc. (a)                                     60,510         4,282,293
Valmont Industries, Inc. (a)                             3,970           353,806
Willis Lease Finance Corp. *                            74,848           938,594
Woodward Governor Co.                                  243,672        16,557,512
                                                                    ------------
                                                                     115,406,510

COMMERCIAL SERVICES & SUPPLIES 3.7%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               35,330           352,593
Avalon Holdings Corp., Class A (a)*                      9,580            51,253
Bowne & Co., Inc. (a)                                  101,110         1,779,536
CDI Corp. (a)                                          112,090         2,719,303
Champion Industries, Inc.                               20,740            93,745
Comfort Systems USA, Inc. (a)                          217,469         2,779,254
CompX International, Inc. (a)                            6,360            92,983
Deluxe Corp. (a)                                         1,280            42,099
Ecology & Environment, Inc., Class A (a)                25,430           282,019
Exponent, Inc. (a)*                                    101,040         2,732,122
GeoEye, Inc. (a)*                                       94,995         3,196,582
GP Strategies Corp. *                                   22,050           234,832
Interface, Inc., Class A (a)                            29,827           486,777
Kelly Services, Inc., Class A (a)                      215,025         4,012,366
Kforce, Inc. (a)*                                        1,880            18,330
Layne Christensen Co. (a)*                              61,538         3,028,285
Nashua Corp. *                                          20,530           238,559
National Technical Systems, Inc. (a)*                    9,246            64,537

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
North American Galvanizing & Coatings, Inc. *           44,431           269,696
RCM Technologies, Inc. *                                99,683           586,136
Spherion Corp. (a)*                                    417,013         3,035,855
Steelcase, Inc., Class A (a)                             3,900            61,893
Tufco Technologies, Inc. *                              17,215           111,898
Virco Manufacturing Corp.                               22,650           167,157
VSE Corp.                                               16,602           810,842
Waste Industries USA, Inc. (a)                          33,295         1,208,608
Westaff, Inc. *                                         74,331           297,324
                                                                    ------------
                                                                      28,754,584

CONSUMER DURABLES & APPAREL 6.0%
--------------------------------------------------------------------------------
American Biltrite, Inc. *                               18,550            92,750
American Greetings Corp.,
 Class A (a)                                            65,420         1,328,026
Avatar Holdings, Inc. (a)*                              20,326           850,033
Blyth, Inc. (a)                                        128,558         2,820,563
Callaway Golf Co. (a)                                  125,248         2,183,073
CSS Industries, Inc. (a)                                13,490           495,083
Culp, Inc. (a)*                                         54,440           379,447
Deckers Outdoor Corp. (a)*                              65,074        10,090,374
Decorator Industries, Inc.                                 690             2,932
Delta Apparel, Inc. (a)                                 33,268           237,866
Flexsteel Industries, Inc.                              21,910           262,920
Fossil, Inc. (a)*                                      101,272         4,251,399
Hooker Furniture Corp. (a)                              22,349           449,215
Jaclyn, Inc. *                                             470             3,243
JAKKS Pacific, Inc. (a)*                               216,860         5,120,065
LaCrosse Footwear, Inc.                                  1,158            20,311
Man Sang Holdings, Inc. (a)*                               200             1,802
Movado Group, Inc. (a)                                 168,170         4,253,019
National Presto Industries, Inc. (a)                    13,830           728,288
P & F Industries, Inc., Class A *                       16,530            98,023
Q.E.P. Co., Inc. *                                       7,548            78,877
RC2 Corp. (a)*                                           1,315            36,912
The Warnaco Group, Inc. (a)*                           194,973         6,785,060
Tupperware Brands Corp. (a)                                690            22,791
UniFirst Corp. (a)                                      47,170         1,792,460
Universal Electronics, Inc. (a)*                       105,834         3,539,089
Weyco Group, Inc. (a)                                    1,979            54,422
                                                                    ------------
                                                                      45,978,043

CONSUMER SERVICES 3.1%
--------------------------------------------------------------------------------
Ark Restaurants Corp. (a)                               28,702         1,056,521
Bally Technologies, Inc. (a)*                          136,805         6,801,945
Burger King Holdings, Inc. (a)                           8,810           251,173
Carriage Services, Inc. (a)*                            26,300           231,440
CBRL Group, Inc. (a)                                    10,022           324,613
Frisch's Restaurants, Inc.                              26,420           618,228
ILX Resorts, Inc.                                       27,190            97,884
INVESTools, Inc. (a)*                                   38,310           679,619
J. Alexander's Corp. (a)                                30,950           324,975
Max & Erma's Restaurants, Inc. *                         4,063             8,329
Mexican Restaurants, Inc. *                              2,912            15,696
Nathan's Famous, Inc. *                                 33,897           592,181
Nobel Learning Communities, Inc. (a)*                    4,790            68,689
Red Lion Hotels Corp. *                                 81,011           806,059
Rubio's Restaurants, Inc. (a)*                           6,310            52,057
Silverleaf Resorts, Inc. (a)*                          127,535           529,270
Speedway Motorsports, Inc. (a)                           1,980            61,538
Star Buffet, Inc.                                        8,003            42,176
Stewart Enterprises, Inc.,
 Class A (a)                                           169,915         1,512,243
The Marcus Corp. (a)                                    75,945         1,173,350
WMS Industries, Inc. (a)*                              229,801         8,419,909
                                                                    ------------
                                                                      23,667,895

DIVERSIFIED FINANCIALS 1.0%
--------------------------------------------------------------------------------
American Physicians Service Group, Inc.                 29,398           589,430
California First National Bancorp (a)                   35,001           340,560
Compass Diversified Trust (a)                           29,760           443,424
GAMCO Investors, Inc., Class A                          16,110         1,114,812
Greenhill & Co., Inc. (a)                               28,150         1,871,412
Knight Capital Group, Inc., Class A (a)*                70,859         1,020,369
MicroFinancial, Inc.                                     3,830            23,861
PICO Holdings, Inc. (a)*                                26,777           900,243
Stifel Financial Corp. (a)*                             19,485         1,024,326
                                                                    ------------
                                                                       7,328,437

ENERGY 8.2%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                          30,350           779,995
Atlas America, Inc. (a)                                    403            23,850
ATP Oil & Gas Corp. *                                  119,331         6,030,989
Atwood Oceanics, Inc. (a)*                             101,678        10,192,203
Cal Dive International, Inc. (a)*                        1,637            21,674
Comstock Resources, Inc. *                               5,680           193,120
Crosstex Energy, Inc. (a)                               14,435           537,559
Dawson Geophysical Co. (a)*                             52,798         3,772,945
GulfMark Offshore, Inc. (a)*                            61,271         2,866,870
Hornbeck Offshore Services, Inc. (a)*                   93,841         4,218,153
ION Geophysical Corp. (a)*                             232,019         3,661,260
Lufkin Industries, Inc. (a)                             64,811         3,713,022
Mariner Energy, Inc. (a)*                              389,331         8,907,893
Oil States International, Inc. (a)*                    145,252         4,955,998
Penn Virginia Corp.                                    141,700         6,182,371
Rosetta Resources, Inc. (a)*                            23,297           461,979
Swift Energy Co. (a)*                                   43,955         1,935,339
T-3 Energy Services, Inc. (a)*                          29,813         1,401,509
Trico Marine Services, Inc. (a)*                        60,144         2,226,531
Union Drilling, Inc. (a)*                               42,088           663,728
Whiting Petroleum Corp. (a)*                             1,630            93,986
                                                                    ------------
                                                                      62,840,974

FOOD & STAPLES RETAILING 1.8%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A (a)                             302            46,716
Casey's General Stores, Inc. (a)                        18,814           557,083
Ingles Markets, Inc., Class A (a)                        1,720            43,671
Longs Drug Stores Corp.                                166,653         7,832,691
Nash Finch Co. (a)                                      59,292         2,091,822
Ruddick Corp. (a)                                        4,160           144,227
Susser Holdings Corp. *                                  7,460           152,930

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Village Super Market, Inc.,  Class A (a)                32,834         1,670,922
Weis Markets, Inc. (a)                                  32,570         1,300,846
                                                                    ------------
                                                                      13,840,908

FOOD, BEVERAGE & TOBACCO 1.1%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc. (a)                               64,375         1,707,869
Darling International, Inc. (a)*                         1,780            20,577
Diamond Foods, Inc. (a)                                 67,513         1,446,803
Flowers Foods, Inc. (a)                                  2,380            55,716
Fresh Del Monte Produce,  Inc. (a)*                    144,467         4,851,202
J & J Snack Foods Corp. (a)                              9,968           311,799
Omega Protein Corp. *                                   16,710           155,236
Seaboard Corp. (a)                                          88           129,360
Seneca Foods Corp., Class B *                              390             8,642
Tasty Baking Co. (a)                                     9,887            82,260
                                                                    ------------
                                                                       8,769,464

HEALTH CARE EQUIPMENT & SERVICES 6.4%
--------------------------------------------------------------------------------
Align Technology, Inc. (a)*                             10,655           177,725
Allied Healthcare Products, Inc. *                      75,542           547,680
Amedisys, Inc. (a)*                                    126,334         6,129,726
American Shared Hospital Services                       44,730            93,933
Analogic Corp. (a)                                           3               203
Angeion Corp. (a)*                                      27,009           255,235
AngioDynamics, Inc. (a)*                                22,580           429,923
Atrion Corp.                                            12,270         1,564,425
Cardiac Science Corp. *                                109,630           886,907
CONMED Corp. (a)*                                       53,230         1,230,145
Cynosure, Inc., Class A (a)*                            29,680           785,333
Datascope Corp. (a)                                    139,374         5,073,214
Gentiva Health Services, Inc. (a)*                      46,307           881,685
Hanger Orthopedic Group,  Inc. (a)*                     54,613           601,289
HMS Holdings Corp. (a)*                                 94,600         3,141,666
Integra LifeSciences Holdings (a)*                      71,365         2,992,334
IntegraMed America, Inc. (a)*                           33,034           379,891
Kewaunee Scientific Corp.                               24,858           489,454
Kindred Healthcare, Inc. (a)*                          141,673         3,538,992
MedCath Corp. (a)*                                      63,164         1,551,308
Meridian Bioscience, Inc. (a)                            1,745            52,490
MTS Medication Technologies *                            4,380            57,597
National Dentex Corp. (a)*                              47,550           766,506
National Healthcare Corp. (a)                           45,687         2,362,018
Orthofix International N.V. (a)*                        62,184         3,604,806
Radnet, Inc. *                                           2,487            25,243
RehabCare Group, Inc. (a)*                              22,710           512,338
Res-Care, Inc. (a)*                                    181,601         4,569,081
Skilled Healthcare Group, Inc., Class A (a)*           111,911         1,637,258
SonoSite, Inc. *                                        13,146           442,626
Span-America Medical Systems, Inc. (a)                  26,220           296,548
SRI/Surgical Express, Inc. *                             3,202            18,892
Theragenics Corp. (a)*                                 141,295           505,836
Zoll Medical Corp. (a)*                                117,088         3,128,591
                                                                    ------------
                                                                      48,730,898

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Cascade International,
 Inc. (a)(b)(c)(d)*                                     37,660                --
Geopharma, Inc. (a)*                                    15,458            51,166
Inter Parfums, Inc. (a)                                  8,232           147,929
Natural Alternative International, Inc. *               34,822           300,514
Nutraceutical International Corp. *                     22,913           303,597
Oil-Dri Corp. of America                                13,959           306,260
Schiff Nutrition International, Inc.                   128,840           739,542
                                                                    ------------
                                                                       1,849,008

INSURANCE 8.1%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                     3,238         1,301,676
American National Insurance Co. (a)                        375            45,465
American Safety Insurance Holdings Ltd. *               73,860         1,451,349
Aspen Insurance Holdings Ltd. (a)                      245,300         7,074,452
Delphi Financial Group, Inc., Class A (a)              343,945        12,134,380
FBL Financial Group, Inc.,  Class A                      8,100           279,693
Flagstone Reinsurance Holdings Ltd. (a)                 18,479           256,858
FPIC Insurance Group, Inc. (a)*                         71,127         3,057,038
Hallmark Financial Services,  Inc. (a)*                  6,312           100,108
Harleysville Group, Inc. (a)                            13,436           475,366
Horace Mann Educators Corp. (a)                        386,481         7,319,950
IPC Holdings Ltd. (a)                                   24,661           711,963
Kansas City Life Insurance Co. (a)                      37,181         1,620,720
Mercer Insurance Group, Inc.                             5,089            91,398
Montpelier Re Holdings Ltd. (a)                          3,120            53,071
National Western Life Insurance Co.,
  Class A (a)                                           23,413         4,855,154
NYMAGIC, Inc. (a)                                       22,070           510,479
Platinum Underwriters Holdings Ltd.                    265,171         9,429,481
Presidential Life Corp. (a)                             83,684         1,465,307
Seabright Insurance Holdings *                          12,505           188,575
Unico American Corp. *                                  48,686           499,032
United America Indemnity Ltd., Class A (a)*            213,400         4,250,928
Universal Insurance Holdings,  Inc. (a)                157,800         1,169,298
Wesco Financial Corp.                                    1,616           657,712
Zenith National Insurance Corp. (a)                     71,321         3,190,188
                                                                    ------------
                                                                      62,189,641

MATERIALS 6.5%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                                  229,173         4,938,678
A.M. Castle & Co. (a)                                   14,723           400,318
American Pacific Corp. *                                     5                85
Arch Chemicals, Inc. (a)                                60,914         2,238,589
Buckeye Technologies, Inc. (a)*                        104,964         1,312,050
CF Industries Holdings, Inc. (a)                         7,828           861,550

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Compass Minerals International, Inc. (a)                47,810         1,960,210
Constar International, Inc. (a)*                        56,040           228,643
Continental Materials Corp. (a)*                         6,350           163,830
Friedman Industries, Inc.                               21,040           133,604
Greif, Inc., Class A (a)                                40,264         2,632,058
H.B. Fuller Co. (a)                                      5,640           126,618
Innospec, Inc. (a)                                      48,850           838,266
Kaiser Aluminum Corp.                                   16,379         1,301,803
LSB Industries, Inc. (a)*                                8,540           240,999
Olin Corp. (a)                                         100,296         1,938,722
Olympic Steel, Inc. (a)                                 16,708           529,811
Penford Corp. (a)                                       14,011           358,541
Rock of Ages Corp. *                                     5,960            29,800
Schnitzer Steel Industries, Inc., Class A (a)          168,261        11,631,883
Schweitzer-Mauduit International, Inc. (a)              57,410         1,487,493
Stepan Co.                                              37,660         1,225,080
Terra Industries, Inc. (a)*                            251,206        11,997,599
The Scotts Miracle-Gro Co., Class A (a)                 88,333         3,305,421
U.S. Energy Corp. (a)                                    1,750             7,437
UFP Technologies, Inc. (a)*                              2,460            18,081
                                                                    ------------
                                                                      49,907,169

MEDIA 0.8%
--------------------------------------------------------------------------------
Alloy, Inc. *                                           65,314           615,258
DG Fastchannel, Inc. (a)*                                2,295            58,844
Scholastic Corp. (a)*                                  158,060         5,514,713
Triple Crown Media, Inc. *                              15,806            74,762
                                                                    ------------
                                                                       6,263,577

PHARMACEUTICALS & BIOTECHNOLOGY 3.5%
--------------------------------------------------------------------------------
Bioanalytical Systems, Inc. *                              580             4,976
Bruker BioSciences Corp. (a)*                          237,059         3,152,885
Harvard Bioscience, Inc. (a)*                          103,862           475,688
Kendle International, Inc. *                            69,260         3,388,199
NPS Pharmacuticals, Inc. *                             179,444           687,270
PAREXEL International Corp. (a)*                       148,173         7,156,756
Perrigo Co. (a)                                        166,266         5,820,973
Replidyne, Inc. (a)*                                   132,820           411,742
Sciele Pharma, Inc. (a)*                               162,052         3,313,963
Varian, Inc. (a)*                                       37,046         2,419,104
                                                                    ------------
                                                                      26,831,556

REAL ESTATE 4.3%
--------------------------------------------------------------------------------
AmREIT, Inc., Class A                                    1,435            10,275
Ashford Hospitality Trust (a)                          504,913         3,630,324
Extra Space Storage, Inc. (a)                          149,756         2,140,013
Gladstone Commercial Corp. (a)                           3,430            60,162
Hersha Hospitality Trust (a)                           200,313         1,902,974
J.W. Mays, Inc. (a)(d)*                                 16,430           376,658
LTC Properties, Inc. (a)                               180,240         4,515,012
Medical Properties Trust, Inc. (a)                     248,860         2,535,883
MHI Hospitality Corp.                                      510             3,647
Mission West Properties, Inc. (a)                      109,200         1,038,492
Monmouth Real Estate Investment Corp.,
  Class A                                               27,609           223,633
National Retail Properties, Inc.                       252,456         5,902,421
One Liberty Properties, Inc.                            38,130           700,448
Ramco-Gershenson Properties Trust                       71,080         1,518,980
Reis, Inc. *                                            20,168           156,504
Strategic Hotels & Resorts,  Inc. (a)                  322,895         5,402,033
Sunstone Hotel Investors, Inc. (a)                      50,249           919,054
Supertel Hospitality, Inc.                              58,649           360,105
United Capital Corp. *                                   7,450           178,390
Winthrop Realty Trust                                  297,190         1,572,135
                                                                    ------------
                                                                      33,147,143

RETAILING 2.3%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                  249,663         2,179,558
AMCON Distributing Co. *                                 2,400            78,000
Appliance Recycling Centers of America,
  Inc. *                                                   100               895
Books-A-Million, Inc. (a)                                1,314            15,663
Coast Distribution System, Inc.                         17,137           100,766
Duckwall-ALCO Stores, Inc. *                             1,568            50,051
Educational Development Corp.                            1,492             7,758
Franklin Covey Co. (a)*                                119,360           947,718
Gaiam, Inc., Class A (a)*                               39,238         1,164,584
Hastings Entertainment, Inc. *                          78,370           731,192
Jennifer Convertibles, Inc. *                            6,550            31,113
Monro Muffler Brake, Inc. (a)                           84,610         1,649,049
Priceline.com, Inc. (a)*                                72,397         8,315,520
REX Stores Corp. *                                      52,199           823,178
Sport Chalet, Inc., Class B *                            3,759            25,937
Sport Supply Group, Inc. (a)                            18,353           145,906
Systemax, Inc. (a)                                      56,518         1,148,446
The Aristotle Corp. *                                      430             5,796
Trans World Entertainment Corp. (a)*                   115,857           567,699
                                                                    ------------
                                                                      17,988,829

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.9%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. (a)*                               323,767         3,244,145
Aviza Technology, Inc. (a)*                             20,970            40,262
CEVA, Inc. (a)*                                         95,904         1,167,152
Cirrus Logic, Inc. (a)*                                 35,299           186,379
FEI Co. (a)*                                           154,358         3,832,709
Mattson Technology, Inc. *                              17,230           147,489
Monolithic Power Systems (a)*                           12,975           278,573
Pericom Semiconductor Corp. (a)*                       128,354         2,400,220
Sigma Designs, Inc. (a)*                               121,970         6,732,744
Skyworks Solutions, Inc. (a)*                          886,572         7,535,862
Standard Microsystems Corp. (a)*                       143,265         5,597,364
TriQuint Semiconductor, Inc. (a)*                      226,778         1,503,538
Zoran Corp. *                                          233,902         5,265,134
                                                                    ------------
                                                                      37,931,571

SOFTWARE & SERVICES 8.4%
--------------------------------------------------------------------------------
American Software, Inc., Class A                       210,762         1,791,477
Answerthink, Inc. *                                     18,435            89,225
AsiaInfo Holdings, Inc. (a)*                             4,014            44,154
Astea International, Inc. *                             17,870           100,072

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Chordiant Software, Inc. (a)*                           66,733           570,567
CIBER, Inc. (a)*                                       272,306         1,663,790
Computer Task Group, Inc. *                             68,846           380,718
CSP, Inc. (a)*                                          19,112           127,477
Document Sciences Corp. *                                  790            11,447
EarthLink, Inc. (a)*                                   143,873         1,017,182
Edgewater Technology, Inc. (a)*                        106,794           779,596
EPIQ Systems, Inc. (a)*                                  9,638           167,798
iBasis, Inc. (a)                                           937             4,807
Interwoven, Inc. (a)*                                   76,488         1,087,659
JDA Software Group, Inc. (a)*                          136,075         2,784,094
Lawson Software, Inc. (a)*                             523,251         5,358,090
MAXIMUS, Inc. (a)                                       10,253           395,868
Moldflow Corp. *                                         3,537            56,981
MPS Group, Inc. (a)*                                   721,648         7,894,829
Ness Technologies, Inc. (a)*                            28,442           262,520
NetManage, Inc. *                                        7,131            43,071
NetScout Systems, Inc. *                               105,209         1,343,519
Perot Systems Corp., Class A (a)*                      686,770         9,271,395
QAD, Inc. (a)                                            8,171            76,317
Radiant Systems, Inc. (a)*                               8,810           151,796
S1 Corp. (a)*                                           41,766           304,892
Sapient Corp. (a)*                                      41,400           364,734
SonicWALL, Inc. (a)*                                   317,623         3,404,919
SPSS, Inc. (a)*                                        123,837         4,446,987
SumTotal Systems, Inc. (a)*                             56,318           267,511
Sybase, Inc. (a)*                                      362,186         9,449,433
Taleo Corp. (a)*                                        42,449         1,264,131
TechTeam Global, Inc. *                                 53,045           668,367
TNS, Inc. (a)                                          125,442         2,226,596
TSR, Inc.                                               49,080           200,737
United Online, Inc. (a)                                496,585         5,869,635
Vignette Corp. (a)*                                     44,938           656,544
                                                                    ------------
                                                                      64,598,935

TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
--------------------------------------------------------------------------------
Aetrium, Inc. *                                          2,020            12,120
Allied Motion Technologies, Inc. *                      43,156           200,675
Astro-Med, Inc.                                         23,644           233,130
Avici Systems, Inc. (a)                                      8                63
AVX Corp. (a)                                            2,492            33,443
Black Box Corp. (a)                                    161,880         5,855,200
Blue Coat Systems, Inc. (a)*                           121,528         3,994,625
Bonso Electronic International, Inc. *                  39,161           100,252
Coherent, Inc. *                                           783            19,630
Communications Systems, Inc.                            57,540           684,151
CTS Corp. (a)                                           86,046           854,437
Data I/O Corp. *                                         1,936            12,681
Digi International, Inc. *                             141,451         2,007,190
Electro Scientific Industries,  Inc. (a)*               44,295           879,256
Electronics for Imaging, Inc. (a)*                      21,835           490,851
EMS Technologies, Inc. (a)*                             42,584         1,287,740
Emulex Corp. *                                         220,135         3,592,603
FARO Technologies, Inc. (a)*                                 8               217
FLIR Systems, Inc. (a)*                                 76,444         2,392,697
Gerber Scientific, Inc. (a)*                            49,677           536,512
Globecomm Systems, Inc. (a)*                            38,720           453,024
Harmonic, Inc. (a)*                                    152,157         1,594,605
Insight Enterprises, Inc. (a)*                         246,729         4,500,337
IntriCon Corp. *                                        20,400           253,980
Keithley Instruments, Inc. (a)                             385             3,727
KEMET Corp. (a)*                                       230,314         1,526,982
Key Tronic Corp. *                                       2,420            10,091
Loral Space & Communications, Inc. (a)*                 54,377         1,862,412
Mesa Laboratories, Inc.                                  1,640            41,533
Methode Electronics, Inc. (a)                           64,718         1,063,964
NETGEAR, Inc. (a)*                                       9,040           322,457
Network Equipment Technologies, Inc. (a)*               22,950           193,239
O.I. Corp.                                              28,114           335,962
Oplink Communications, Inc. (a)*                        84,175         1,292,086
Optical Cable Corp. *                                    1,140             4,549
OSI Systems, Inc. (a)*                                  26,697           706,670
PC-Tel, Inc. *                                          78,950           541,597
Perceptron, Inc. *                                      28,465           300,875
Rofin-Sinar Technologies, Inc. *                        10,964           527,478
Schmitt Industries, Inc. *                               8,703            54,916
Spectrum Control, Inc. *                                91,736         1,412,734
Stratasys, Inc. (a)*                                       970            25,065
Technitrol, Inc. (a)                                   295,810         8,454,250
TESSCO Technologies, Inc. *                             32,121           580,105
Tollgrade Communications, Inc. (a)*                      4,461            35,777
Vicon Industries, Inc. *                                33,740           323,904
Zones, Inc. *                                            6,970            75,485
Zygo Corp. (a)*                                         83,273         1,037,581
                                                                    ------------
                                                                      50,722,858

TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. (a)                         64,400         2,175,432
D&E Communications, Inc.                                53,724           776,312
Gilat Satellite Networks Ltd. *                        220,120         2,265,035
Golden Telecom, Inc. *                                   2,812           283,871
HickoryTech Corp.                                        2,830            26,489
Hungarian Telephone & Cable Corp. (a)*                   2,640            46,702
Premiere Global Services, Inc. (a)*                     23,950           355,657
USA Mobility, Inc. (a)*                                126,166         1,804,174
                                                                    ------------
                                                                       7,733,672

TRANSPORTATION 1.2%
--------------------------------------------------------------------------------
Air T., Inc.                                               575             5,233
B & H Ocean Carriers Ltd. *                             17,030           258,856
Dynamex, Inc. (a)*                                      53,552         1,449,117
International Shipholding Corp. (a)*                    12,810           279,258
Park-Ohio Holdings Corp. (a)*                            7,090           177,959
Pinnacle Airlines Corp. (a)*                             7,065           107,741
Republic Airways Holdings, Inc. *                       16,986           332,756
SkyWest, Inc. (a)                                      243,811         6,546,325
                                                                    ------------
                                                                       9,157,245

UTILITIES 2.4%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                       14,055           265,640
CH Energy Group, Inc. (a)                              142,579         6,350,469

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Delta Natural Gas Co., Inc.                              6,456           163,014
El Paso Electric Co. *                                   1,000            25,570
Energy West, Inc.                                        3,330            48,285
Florida Public Utilites Co.                              6,040            70,970
Maine & Maritimes Corp. *                                7,077           235,310
NorthWestern Corp. (a)                                 156,794         4,625,423
Portland General Electric Co. (a)                       22,221           617,299
RGC Resources, Inc.                                      3,210            97,103
The Empire District Electric  Co. (a)                   12,500           284,750
Unisource Energy Corp.                                 160,033         5,049,041
Unitil Corp. (a)                                           300             8,520
Westar Energy, Inc. (a)                                  2,642            68,533
WGL Holdings, Inc. (a)                                   3,580           117,281
                                                                    ------------
                                                                      18,027,208
TOTAL COMMON STOCK
(COST $644,585,230)                                                  766,795,610
                                                                    ------------

SECURITY                                           FACE AMOUNT         VALUE
         RATE, MATURITY DATE                           ($)              ($)

SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/31/07,
  due 01/02/08 at 3.65%, with a maturity
  value of $2,846,577 (fully collateralized
  by Federal Farm Credit Bank with a value of
  $2,902,969.)                                       2,846,000         2,846,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,846,000)                                                      2,846,000

END OF INVESTMENTS.

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 9.0% OF NET ASSETS
State Street Navigator Security Lending Prime
  Portfolio                                         69,105,790        69,105,790

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/07, the tax basis cost of the fund's investments was $647,986,038 and the unrealized appreciation and depreciation were $157,569,046 and ($35,913,474), respectively, with a net unrealized appreciation of $121,655,572.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b)  Fair-valued by management.

(c)  Bankrupt security/delisted.

(d) Illiquid security. At the period end, the value of these amounted to $376,658 or .1% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Trust
              -------------

By:   /s/ Randall W. Merk
      ---------------------
      Randall W. Merk
      President, Chief Executive Officer

Date:    February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/  Randall W. Merk
      ---------------------
      Randall W. Merk
      President, Chief Executive Officer

Date:    February 12, 2008

By:   /s/  George Pereira
      -------------------
      George Pereira
      Treasurer, Principal Financial Officer

Date:    February 12, 2008